UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas 22nd Floor New York, NY 10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, 33rd Floor New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	6/30/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2005

Emerging Markets Debt Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Expense Examples

Emerging Markets Debt Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2005	June 30, 2005	January 1, 2005 — June 30, 2005

Class I
Actual	$1,000.00	$1,058.50	$5.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.46

Class II
Actual	1,000.00	1,057.50	5.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.14	5.71

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.09% and 1.14%, respectively, multiplied by the average account value over the period,  multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for the one-year period but better for the three- and five-year periods. The Board concluded that the Portfolio’s overall performance was competitive with its performance peer group.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement. The Board noted that the rate was higher than the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio. The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher than the average total expense ratio of the funds included in the Portfolio’s expense peer group. The Board considered that in order to reduce the management fee and total expense ratio, the Adviser was maintaining a cap of 1.30% of the Portfolio’s assets on all expenses of the Portfolio, excluding 12b-1 fees and brokerage commissions but including the management fee. The Board concluded that, with the expense cap in effect, the Portfolio’smanagement fee and total expense ratio were not excessive.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser. The Board also considered that a broker–dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”). The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (95.1%)
Argentina (3.0%)
Sovereign (3.0%)
Republic of Argentina
1.33%, 12/31/38	$312	(a)	$113
1.33%, 12/31/38	3,027	(a)	1,094
8.28%, 12/31/33	271		251
8.28%, 12/31/33	3,098		2,865
Republic of Argentina (Linked Variable Rate)
82.329%, 4/10/49	3,220	(b)	950
			5,273
Brazil (16.3%)
Sovereign (16.3%)
Federative Republic of Brazil
4.25%, 4/15/24	3,820	(c)	3,634
6.00%, 4/15/24	1,160	(c)	1,126
8.875%, 10/14/19	690		720
8.875%, 4/15/24	6,425		6,826
10.50%, 7/14/14	2,740		3,247
11.00%, 8/17/40	450		542
14.50%, 10/15/09	5,020		6,551
Federative Republic of Brazil, PIK
8.00%, 4/15/14	6,338		6,493
			29,139
Bulgaria (1.4%)
Sovereign (1.4%)
Republic of Bulgaria
8.25%, 1/15/15	2,021	(d)	2,549
Chile (1.7%)
Corporate (1.7%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	2,680	(d)	2,981
Colombia (1.3%)
Sovereign (1.3%)
Republic of Colombia
9.75%, 4/9/11	1,038		1,191
10.375%, 1/28/33	270		323
11.75%, 2/25/20	660		871
			2,385
Indonesia (3.3%)
Corporate (3.3%)
Pindo Deli Finance Mauritius
Tranche A, 4.19%, 4/28/15	887	(c)	709
Tranche B, 4.19%, 4/28/18	2,305	(c)	1,176
Tranche C, Zero Coupon, 4/28/27	4,648		930
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 4.19%, 4/28/15	920	(c)(d)	772
Tranche B, 4.19%, 4/28/18	2,367	(c)(d)	1,515
Tranche C, Zero Coupon, 4/28/27	2,923	(d)	702
			5,804
Ivory Coast (0.2%)
Sovereign (0.2%)
Ivory Coast
2.00%, 3/29/18	$1,530	(b)	$291
Malaysia (3.8%)
Sovereign (3.8%)
Malaysia Government
7.50%, 7/15/11	1,020		1,190
8.75%, 6/1/09	4,770		5,536
			6,726
Mexico (20.5%)
Corporate (9.2%)
Pemex Project Funding Master Trust
4.71%, 6/15/10	3,050	(c)(d)	3,153
8.625%, 12/1/23	1,350	(d)	1,647
9.125%, 10/13/10	3,140		3,685
9.50%, 9/15/27	1,670		2,186
9.50%, 9/15/27	3,320	(d)	4,349
Satelites Mexicanos S.A. de CV
10.125% (expired maturity)	2,493	(b)	1,334
			16,354
Sovereign (11.3%)
United Mexican States
8.125%, 12/30/19	4,001		4,921
8.375%, 1/14/11	7,090		8,271
10.375%, 2/17/09	1,710		2,044
11.50%, 5/15/26	1,936		3,112
United Mexican States MTN
8.30%, 8/15/31	1,410		1,759
			20,107
			36,461
Nigeria (1.2%)
Sovereign (1.2%)
Central Bank of Nigeria
6.25%, 11/15/20	2,250	(a)	2,216
Panama (3.0%)
Sovereign (3.0%)
Republic of Panama
8.875%, 9/30/27	1,580		1,892
9.375%, 4/1/29	1,300		1,615
9.625%, 2/8/11	1,075		1,290
10.75%, 5/15/20	390		531
			5,328
Peru (2.5%)
Sovereign (2.5%)
Republic of Peru
8.375%, 5/3/16	1,010		1,139
9.875%, 2/6/15	2,625		3,261
			4,400

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face
	Amount		Value
	(000)		(000)
Philippines (7.5%)
Sovereign (7.5%)
Republic of Philippines
8.875%, 3/17/15	$8,190		$8,579
9.50%, 2/2/30	3,000		3,069
10.625%, 3/16/25	1,460		1,641
			13,289
Qatar (0.8%)
Sovereign (0.8%)
State of Qatar (Registered)
9.75%, 6/15/30	960		1,495
Russia (17.2%)
Corporate (1.9%)
Gaz Capital for Gazprom
8.625%, 4/28/34	2,640		3,321
Sovereign (15.3%)
Aries Vermogensverwaltungs GmbH
9.60%, 10/25/14	3,000		3,904
Russian Federation
5.00%, 3/31/30	3,228	(a)(d)	3,632
Russian Federation (Registered)
5.00%, 3/31/30	691	(a)	777
8.25%, 3/31/10	2,550		2,794
11.00%, 7/24/18	4,261		6,386
12.75%, 6/24/28	5,390		9,769
			27,262
			30,583
Tunisia (0.4%)
Sovereign (0.4%)
Central Bank of Tunisia
7.375%, 4/25/12	660		762
Turkey (7.4%)
Sovereign (7.4%)
Citigroup Global Markets Holdings, Inc.
(Turkish Lira Index Linked)
Zero Coupon, 2/23/06 - 9/28/06	5,595		7,365
Republic of Turkey
11.00%, 1/14/13	2,090		2,649
11.50%, 1/23/12	2,495		3,200
			13,214
Venezuela (3.6%)
Sovereign (3.6%)
Republic of Venezuela
8.50%, 10/8/14	1,100		1,145
9.375%, 1/13/34	1,730		1,817
10.75%, 9/19/13	3,030		3,554
			6,516
Total Fixed Income Securities (Cost $160,700)			169,412

	No. of		Value
	Rights		(000)
Rights (0.0%)
Mexico (0.0%)
United Mexican States, Value Recovery
Rights, expiring 6/30/06 (Cost @—)	1,769,000	(e)	44

	No. of
	Warrants
Warrants (0.1%)
Nigeria (0.0%)
Central Bank of Nigeria, expiring 11/15/20	1,250		33
Venezuela (0.1%)
Republic of Venezuela, Oil-linked Payment Obligation, expiring 4/15/20	3,750		88
Total Warrants (Cost $ @—)			121

	Face
	Amount
	(000)
Short-Term Investment (3.6%)
United States (3.6%)
Repurchase Agreement (3.6%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $6,398 (Cost $6,397)	$6,397	(f)	6,397
Total Investments (98.8%) (Cost $167,097)			175,974
Other Assets in Excess of Liabilities (1.2%)			2,196
Net Assets (100%)			$178,170

(a)                                  Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.

(b)                                 Security is in default.

(c)                                  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2005.

(d)                                 144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)                                  Non-income producing security.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@                                    Face Amount/Value is less than $500.

MTN                   Medium-Term Note

PIK                            Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Short:

2 Year
U.S. Treasury Notes	149	$30,945	Sep-05	$30

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*      Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities

June 30, 2005
(000)
Assets:
Investments, at Value (Cost $167,097)	$175,974
Interest Receivable	3,013
Due from Broker	337
Foreign Currency (Cost $40)	42
Receivable for Portfolio Shares Sold	34
Other Assets	16
Total Assets	179,416
Liabilities:
Payable for Investments Purchased	603
Investment Advisory Fees Payable	318
Bank Overdraft Payable	114
Payable for Portfolio Shares Redeemed	103
Administration Fees Payable	36
Custodian Fees Payable	13
Directors’ Fees and Expenses Payable	1
Distribution Fees — Class II Shares	1
Other Liabilities	57
Total Liabilities	1,246
NET ASSETS	$178,170
Net Assets Consist of:
Paid-in Capital	$145,162
Undistributed (Distributions in Excess of) Net Investment Income	20,591
Accumulated Net Realized Gain (Loss)	3,508
Unrealized Appreciation (Depreciation) on:
Investments	8,877
Futures Contracts	30
Foreign Currency Translations	2
Net Assets	$178,170
CLASS I:
Net Assets	$149,737
Net Asset Value, Offering and Redemption Price Per Share Applicable to 15,915,087 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.41
CLASS II:
Net Assets	$28,433
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,031,550 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.38

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations

Six Months Ended June 30, 2005
(000)
Investment Income:
Interest	$8,825
Expenses:
Investment Advisory Fees (Note B)	638
Administration Fees (Note C)	210
Distribution Fees — Class II Shares (Note D)	45
Shareholder Reporting Fees	43
Custodian Fees (Note E)	21
Professional Fees	9
Directors’ Fees and Expenses	1
Other	5
Total Expenses	972
Distribution Fees — Class II Shares Waived (Note D)	(38)
Expense Offset (Note E)	— @
Net Expenses	934
Net Investment Income	7,891
Realized Gain (Loss) on:
Investments Sold	1,225
Futures Contracts	94
Net Realized Gain (Loss)	1,319
Change in Unrealized Appreciation (Depreciation) on:
Investments	475
Foreign Currency Translations	(5)
Futures Contracts	19
Net Change in Unrealized Appreciation (Depreciation)	489
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	1,808
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,699

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Emerging Markets Debt Portfolio

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited) (000)	Year Ended December 31, 2004 (000)

Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$7,891	$13,010
Net Realized Gain (Loss)	1,319	2,412
Net Change in Unrealized Appreciation (Depreciation)	489	(220)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,699	15,202
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(10,665)
Net Realized Gain	—	(4,984)
Class II:
Net Investment Income	—	(1,210)
Net Realized Gain	—	(566)
Total Distributions	—	(17,425)
Capital Share Transactions:(1)
Class I:
Subscriptions	15,185	51,082
Distributions Reinvested	—	15,649
Redemptions	(23,681)	(96,576)
Class II:
Subscriptions	4,715	18,969
Distributions Reinvested	—	1,776
Redemptions	(1,652)	(5,451)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,433)	(14,551)
Total Increase (Decrease) in Net Assets	4,266	(16,774)
Net Assets:
Beginning of Period	173,904	190,678
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $20,591 and $12,700, Respectively)	$178,170	$173,904

(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,678	5,787
Shares Issued on Distributions Reinvested	—	1,981
Shares Redeemed	(2,639)	(11,061)
Net Increase (Decrease) in Class I Shares Outstanding	(961)	(3,293)
Class II:
Shares Subscribed	526	2,164
Shares Issued on Distributions Reinvested	—	225
Shares Redeemed	(184)	(624)
Net Increase (Decrease) in Class II Shares Outstanding	342	1,765

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2005		Year Ended December 31,
	(unaudited)		2004	2003	2002	2001	2000
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$8.89		$9.04	$7.07	$6.94	$6.91	$6.91
Income (Loss) from Investment Operations
Net Investment Income	0.41	#	0.65 #	0.63 #	0.56 #	0.64	0.85
Net Realized and Unrealized Gain (Loss)	0.11		0.14	1.34	0.08	0.06	(0.06)
Total from Investment Operations	0.52		0.79	1.97	0.64	0.70	0.79
Distributions from and/or in Excess of:
Net Investment Income	—		(0.64)	—	(0.51)	(0.67)	(0.79)
Net Realized Gain	—		(0.30)	—	—	—	—
Total Distributions	—		(0.94)	—	(0.51)	(0.67)	(0.79)
Net Asset Value, End of Period	$9.41		$8.89	$9.04	$7.07	$6.94	$6.91
Total Return ±	5.85	%††	10.06%	27.86%	9.22%	10.10%	11.39%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$149,737		$150,058	$182,341	$113,267	$54,153	$53,526
Ratio of Expenses to Average Net Assets(1)	1.09	%**	1.15%	1.21%	1.22%	1.17%	1.40%
Ratio of Expenses to Average Net Assets Excluding Interest Expense and Country Tax Expense	N/A		N/A	1.20%	N/A	N/A	1.30%
Ratio of Net Investment Income to Average Net Assets(1)	9.27	%**	7.45%	7.68%	7.77%	8.92%	13.20%
Portfolio Turnover Rate	32	%††	128%	248%	274%	378%	469%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.09	%**	N/A	N/A	N/A	N/A	N/A
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	N/A	1.61%
Net Investment Income to Average Net Assets	N/A		N/A	N/A	N/A	N/A	12.99%

**	Annualized
#	Per share amount is based on average shares outstanding.
††	Not annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2005		Year Ended December 31,		Period from December 19, 2002* to December 31,
	(unaudited)		2004	2003	2002
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$8.87		$9.02	$7.06	$7.57
Income (Loss) from Investment Operations
Net Investment Income#	0.41		0.65	0.61	0.02
Net Realized and Unrealized Gain (Loss)	0.10		0.14	1.35	(0.02)
Total from Investment Operations	0.51		0.79	1.96	0.00
Distributions from and/or in Excess of:
Net Investment Income	—		(0.64)	—	(0.51)
Net Realized Gain	—		(0.30)	—	—
Total Distributions	—		(0.94)	—	(0.51)
Net Asset Value, End of Period	$9.38		$8.87	$9.02	$7.06
Total Return ±	5.75	%††	10.08%	27.76%	0.00	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$28,433		$23,846	$8,337	$—	@
Ratio of Expenses to Average Net Assets(1)	1.14	%**	1.20%	1.26%	1.27	%**
Ratio of Expenses to Average Net Assets Excluding Interest Expense and Country Tax Expense	N/A		N/A	1.25%	N/A
Ratio of Net Investment Income to Average Net Assets(1)	9.30	%**	7.57%	7.63%	7.72	%**
Portfolio Turnover Rate	32	%††	128%	248%	274	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.14	%**	N/A	N/A	N/A
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.44	%**	1.50%	1.56%	1.57	%**
Net Investment Income to Average Net Assets	9.00	%**	7.27%	7.33%	7.42	%**

*	Commenced offering
**	Annualized
#	Per share amount is based on average shares outstanding.
††	Not annualized
@	Amount is less than $500.
±	Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account.
If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investmentcompany. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2.              Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

3.              Foreign Currency Translation and Foreign Investments:The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.              Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contractsand is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

5.              Futures: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation).

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

Certain Portfolios may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.

Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

6.              Forward Commitments and When-Issued/ Delayed Delivery Securities: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio’s commitments to purchase such securities or designates such assets as segregated on the Portfolio’s records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

7.              Loan Agreements: The Portfolio may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions (“Lenders”) deemed to be creditworthy by the investment adviser. The Portfolio’s investments in Loans may be in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans (“Assignments”) from third parties. The Portfolio’s investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When the Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

8.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500
First $500	million to	More than
million	$1 billion	$1 billion
0.75%	0.70%	0.65%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.30% for Class I shares and 1.35% for Class II shares.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2005, this waiver amounted to $38,000. Prior to April 29, 2004, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

E. Custodian Fees: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Investment Company Act of 1940.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2004 and 2003 was as follows:

2004 Distributions Paid From:		2003 Distributions Paid From:
Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
(000)	(000)	(000)	(000)
$16,825	$600	$—	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of ) net

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

investment income, accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to the differing treatments of gains and losses related to principal payments from mortgage-related securities.

At December 31, 2004, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain
(000)	(000)
$16,651	$—

At June 30, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
Cost	Appreciation	Depreciation	Appreciation (Depreciation)
(000)	(000)	(000)	(000)
$167,097	$13,076	$(4,199)	$8,877

H. Other: For the six months ended June 30, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $53,145,000 and $54,428,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2005.

At June 30, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 81.5% and 87.3%, for Class I and Class II shares, respectively.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Director and Officer Information

Directors

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Charles A. Fiumefreddo

James F. Higgins

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank

270 Park Avenue

New York, New York 10017

Officers

Mitchell M. Merin

President

Ronald E. Robison

Executive Vice President and Principal Executive Officer

Joseph J. McAlinden

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang

Vice President

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

17

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2005

Emerging Markets Equity Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Expense Examples

Emerging Markets Equity Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2005	June 30, 2005	January 1, 2005 — June 30, 2005

Class I
Actual	$1,000.00	$1,055.20	$8.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25

Class II
Actual	1,000.00	1,054.30	8.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.36	8.50

*                      Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.65% and 1.70%, respectively, multiplied by   the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for all three periods. The Board considered that the Portfolio’s performance, relative to its performance peer group, has steadily improved, as the gap between the Portfolio’s performance and the average of its performance peer group has steadily narrowed from the five- to the three- to the one-year period. The Board concluded that the Portfolio’s performance was improving and can reasonably be expected to be competitive with that of its performance peer group.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement. The Board noted that the rate was higher than the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio. The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher than the average total expense ratio of the funds included in the Portfolio’s expense peer group. The Board considered that in order to reduce the management fee and total expense ratio, the Adviser was waiving part of its management fee and was maintaining a cap of 1.65% of the Portfolio’s assets on all expenses of the Portfolio, excluding 12b-1 fees and brokerage commissions but including the management fee. The Board concluded that, with the fee waiver and expense cap in effect, the Portfolio’s management fee and total expense ratio were not excessive.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker–dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares		Value (000)
Common Stocks (96.1%)
(Unless otherwise noted)
Austria (0.4%)
Raiffeisen International Bank Holding AG	31,985	(a)	$2,035
Brazil (11.2%)
All America Latina Logistica S.A.	54,000		1,607
Banco Itau Holding Financeira S.A. (Preference)	23,311		4,335
Banco Itau Holding Financeira S.A. ADR	39,032		3,610
CEMIG (Preference)	7,355,362		234
CEMIG ADR	69,200		2,204
CPFL Energia S.A.	154,380		1,217
CPFL Energia S.A. ADR	13,080		310
CVRD (Preference A shares)	4,653		118
CVRD ADR	367,242		9,328
Embratel Participacoes S.A. (Preference)	879,524,000	(a)	1,853
Empresa Brasileira de Aeronatica S.A. ADR	129,230		4,274
Gerdau S.A. (Preference)	148,000		1,432
Gerdau S.A. ADR	64,189		625
Petrobras S.A. (Preference)	18,056		832
Petrobras S.A. ADR	132,424		6,903
Petrobras S.A. ADR (Preference)	212,572	(a)	9,787
Tele Norte Leste Participacoes S.A.	44,000		1,010
Telesp Celular Participacoes S.A.	18,787		13
Telesp Celular Participacoes S.A. (Preference)	405,915	(a)	1,725
Unibanco - Uniao de Bancos Brasileiros S.A.	65		502
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	85		3,299
			55,218
Chile (1.1%)
Enersis S.A. (Chile) ADR	547,600		5,717
China/Hong Kong (5.5%)
Air China Ltd., Class H	1,239,000	(a)	417
Asia Aluminum Holdings Ltd.	10,250,000		1,204
China Life Insurance Co. Ltd.	2,691,000	(a)	1,832
China Mobile Hong Kong Ltd.	842,000		3,113
China Resources Power Holdings Co.	2,679,000		1,489
China Techfaith Wireless Communication Technology Ltd. ADR	41,400	(a)	674
Fountain SET Holdings Ltd.	1,613,000		828
Foxconn International Holdings Ltd.	1,415,000	(a)	1,052
Global Bio-Chem Technology Group Co., Ltd.	3,007,000		1,862
GOME Electrical Appliances Holdings Ltd.	1,451,000		1,250
Grande Holdings Ltd.	727,000		677
Hainan Meilan International Airport Co., Ltd., Class H	829,000		474
Hopewell Highway Infrastructure Ltd.	1,726,000		1,243
Huadian Power International Co.	3,729,000		1,050
Kingboard Chemical Holdings Ltd.	672,000		2,139
Lianhua Supermarket Holdings Co., Ltd., Class H	735,000		837
Moulin Global Eyecare Holdings Ltd.	778,000	(b)	—	@
Norstar Founders Group Ltd.	2,015,000		574
Ping An Insurance Group Co. of China Ltd., Class H	1,114,000		1,786
Shougang Concord Century Holdings Ltd.	4,239,000		$349
TPV Technology Ltd.	2,714,000		1,813
Victory City International Holdings Ltd.	1,377,000		445
Wumart Stores, Inc.	379,000		610
Yanzhou Coal Mining Co., Ltd., Class H	1,737,600		1,355
			27,073
Colombia (0.4%)
BanColombia S.A. ADR	127,400		2,037
Egypt (1.5%)
Eastern Tobacco	93,214		3,460
MobiNil-Egyptian Mobile Services	121,630		3,820
			7,280
India (7.2%)
ABB Ltd. India	51,500		1,574
Aventis Pharma Ltd./India	33,000		969
Bharat Heavy Electricals Ltd.	200,000		3,975
Cipla Ltd.	152,000		1,100
Container Corp. of India Ltd.	55,364		1,181
GlaxoSmithkline Pharmaceuticals Ltd.	51,500		951
Glenmark Pharmaceuticals Ltd.	150,000		931
Gujarat Ambuja Cements Ltd.	172,500		234
Gujarat Ambuja Cements Ltd. GDR	787,500		1,095
HDFC Bank Ltd.	127,000		1,852
Hero Honda Motors Ltd.	150,375		1,998
Hindalco Industries Ltd.	33,700		930
Hindustan Lever Ltd.	361,500		1,358
Housing Development Finance Corp., Ltd.	84,000		1,705
India Info.com PCL	58,026	(a)(b)	—	@
Industrial Development Bank of India Ltd.	237,000		555
Infosys Technologies Ltd.	74,992		4,057
ITC Ltd.	23,000		872
ITC Ltd. GDR (Registered)	13,900		518
Mahanagar Telephone Nigam Ltd.	322,000		857
Mahindra & Mahindra Ltd.	109,000		1,399
Morgan Stanley India Growth Fund	3,926,900	(a)(c)	2,046
Oil & Natural Gas Corp., Ltd.	85,200		1,999
Punjab National Bank Ltd.	38,500	(b)	336
Siemens India Ltd.	21,000		939
Uti Bank Ltd.	88,000		501
Uti Bank Ltd. GDR	113,000	(a)	625
Wipro Ltd.	77,000		1,355
			35,912
Indonesia (0.7%)
Bank Central Asia Tbk PT	3,384,000		1,247
Bank Rakyat Indonesia	3,857,000		1,144
Bumi Resources Tbk PT	6,522,500	(a)	554
Gudang Garam Tbk PT	328,500		425
			3,370
Israel (0.7%)
Check Point Software Technologies Ltd.	174,470	(a)	3,454
Malaysia (1.8%)
Bandar Raya Developments Bhd	981,400		387
Commerce Asset Holdings Bhd	703,000		934
Magnum Corp. Bhd	1,495,000		848
MK Land Holdings Bhd	1,698,000		491

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

	Shares		Value (000)
Malaysia (cont’d)
Resorts World Bhd	289,000		$721
Road Builder Malaysia Holdings Bhd	542,000		340
SP Setia Bhd	976,999		1,047
Tenaga Nasional Bhd	878,600		2,426
YTL Corp. Bhd	1,131,866		1,594
			8,788
Mexico (10.1%)
America Movil S.A. de C.V., Class L ADR	258,205		15,392
Empresas ICA Sociedad Controladora S.A. de C.V.	1,708,700	(a)	695
Empresas ICA Sociedad Controladora S.A. de C.V. ADR	94,500	(a)	230
Fomento Economico Mexicano S.A. de C.V. ADR	64,100		3,818
Grupo Financiero Banorte S.A. de C.V., Class O	327,230		2,162
Grupo Televisa S.A. ADR	179,800		11,164
Kimberly-Clark de Mexico S.A. de C.V., Class A	553,400		1,899
Wal-Mart de Mexico S.A. de C.V., Class V	3,307,897		13,462
Wal-Mart de Mexico S.A. de C.V., Class V ADR	28,115		1,141
			49,963
Morocco (0.3%)
Banque Marocaine du Commerce Exterieur	24,000		1,531
Pakistan (0.3%)
National Bank of Pakistan	286,700		520
Pakistan Telecommunication Co., Ltd.	1,045,900		1,157
			1,677
Poland (3.3%)
Agora S.A.	128,398		2,451
Bank Pekao S.A.	41,421		1,782
Powszechna Kasa Oszczednosci Bank Polski S.A.	434,260	(a)	3,519
Telekomunikacja Polska S.A.	217,790		1,339
Telekomunikacja Polska S.A. GDR	871,000		5,397
TVN S.A.	124,173	(a)	1,819
			16,307
Russia (8.1%)
Efes Breweries International N.V. GDR	62,543	(a)	2,111
Highland Gold Mining Ltd.	555,200		1,650
LUKOIL ADR	449,516		16,533
Mobile Telesystems ADR	104,540		3,518
Mobile Telesystems GDR	51,700		1,752
OAO Gazprom ADR (Registered)	36,000		1,300
Peter Hambro Mining plc	119,169	(a)	1,381
Pyaterochka Holding N.V. GDR	142,272	(a)(d)	2,049
Sberbank RF GDR	88,050	(a)	5,869
Vimpel Communications ADR	41,000	(a)	1,395
Wimm-Bill-Dann Foods OJSC ADR	152,300	(a)	2,502
			40,060
South Africa (11.1%)
African Bank Investments Ltd.	1,397,300		3,917
Aveng Ltd.	1,238,300		2,299
AVI Ltd.	6,700		$13
Barloworld Ltd.	178,900		2,556
Edgars Consolidated Stores Ltd.	81,600		3,554
Harmony Gold Mining Co., Ltd.	226,886		1,969
Harmony Gold Mining Co., Ltd. ADR	149,939		1,283
Impala Platinum Holdings Ltd.	25,951		2,326
Lewis Group Ltd.	280,000	(a)	1,537
Massmart Holdings Ltd.	536,000		3,605
Metropolitan Holdings Ltd.	841,300		1,281
Mittal Steel South Africa Ltd.	100		1
MTN Group Ltd.	1,063,590		7,077
Murray & Roberts Holdings Ltd.	791,000		1,665
Naspers Ltd. Class N	305,100		3,800
Pretoria Portland Cement Co., Ltd.	21,900		758
Sanlam Ltd.	5,200		9
Shoprite Holdings Ltd.	970,093		2,135
Standard Bank Group Ltd.	834,388		8,083
Steinhoff International Holdings Ltd.	1,505,200		3,474
Telkom S.A. Ltd.	208,533		3,415
			54,757
South Korea (12.0%)
Cheil Industries, Inc.	106,070		1,706
Daelim Industrial Co.	8,590		459
Daishin Securities Co., Ltd. (Preference)	66,180		634
Doosan Heavy Industries and Construction Co., Ltd.	130,040		2,119
Doosan Infracore Co., Ltd.	70,660		617
GS Engineering & Construction Corp.	96,810		3,182
Handsome Co., Ltd.	91,340		864
Hankook Tire Co., Ltd.	323,110		3,876
Hanmi Pharm Co., Ltd.	8,410		569
Hynix Semiconductor Inc.	76,210	(a)	1,236
Hyundai Heavy Industries Co., Ltd.	22,700		1,134
Hyundai Mobis	63,620		4,257
Hyundai Motor Co.	42,770		2,362
Hyundai Motor Co. (2nd Preference)	20,650		735
Korea Electric Power Corp.	35,780		1,098
Korean Airlines Co., Ltd.	67,820		1,141
KT&G Corp.	83,010		3,247
Kumho Tire Co., Inc. GDR	77,270	(a)	560
Kumho Tire Co., Inc.	6,060		87
Orion Corp.	20,878		3,074
Pusan Bank	110,680		980
S-Oil Corp.	15,450		1,230
Samsung Electronics Co., Ltd.	20,696		9,806
Samsung Electronics Co., Ltd. (Preference)	9,478		3,094
Samsung Fire & Marine Insurance Co., Ltd.	11,610		939
Samsung Heavy Industries Co., Ltd.	113,760		1,024
Samsung SDI Co., Ltd.	32,270		3,013
Shinhan Financial Group Co., Ltd.	130,500		3,376
SK Corp.	20,820		1,101
STX Shipbuilding Co., Ltd.	76,480		1,798
			59,318
Taiwan (11.8%)
Acer, Inc.	214,637		422

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

	Shares		Value (000)
Taiwan (cont’d)
Asia Optical Co., Inc.	510,605		$3,517
AU Optronics Corp.	1,907,000	(a)	3,169
Catcher Technology Co., Ltd.	451,000		2,592
Cathay Financial Holding Co., Ltd.	1,499,000	(a)	3,016
Cheng Shin Rubber Industry Co., Ltd.	705,208		790
China Steel Corp.	885,000		892
Chinatrust Financial Holding Co.	1,959,638		2,132
CTCI Corp.	1,559,475		854
Cyberlink Corp.	183,819		543
Delta Electronics, Inc.	1,404,638		2,175
Delta Electronics, Inc. GDR	110,798		861
Eva Airways Corp.	1,957,283	(a)	944
Far EasTone Telecommunications Co., Ltd.	1,003,000		1,281
Formosa Plastics Corp.	289,940		472
HON HAI Precision Industry Co., Ltd.	953,046		4,933
HON HAI Precision Industry Co., Ltd. GDR (Registered)	35,900		372
Infortrend Technology, Inc.	541,735		1,131
Kaulin Manufacturing Co., Ltd.	472,650		476
Largan Precision Co., Ltd.	166,469		1,088
MediaTek, Inc.	337,699		2,907
Mega Financial Holding Co., Ltd.	3,787,000		2,486
Nan Ya Plastic Corp.	315,000	(a)	463
Phoenixtec Power Co., Ltd.	753,045		808
Polaris Securities Co., Ltd.	1,265,934		625
Radiant Opto-Electronics Corp.	240,000		789
Shin Kong Financial Holdings Co., Ltd.	4,747,720		4,783
Springsoft, Inc.	563,282		1,171
Taishin Financial Holdings Co., Ltd.	1,516,841		1,269
Taiwan Mobile Co., Ltd.	1,277,000		1,314
Taiwan Semiconductor Manufacturing Co., Ltd.	2,070,794		3,578
Tsann Kuen Enterprise Co.	847,120	(a)	1,162
United Microelectronics Corp.	6,606,000	(a)	4,775
Vanguard International Semiconductor Corp.	43,000	(a)	41
Yang Ming Marine Transport	459,000		409
			58,240
Thailand (4.2%)
Advanced Info Service PCL (Foreign)	862,400	(b)	2,041
Asian Property Development PCL	5,053,000	(b)	442
Bangkok Bank PCL (Foreign)	1,224,500		3,186
Banpu PCL (Foreign)	157,400	(b)	567
CH. Karnchang PCL (Foreign)	1,696,100	(b)	465
CP Seven Eleven PCL (Foreign)	6,900,000	(b)	943
Italian-Thai Development PCL (Foreign)	6,691,000		1,554
Kasikornbank PCL (Foreign)	1,912,800		2,631
Lalin Property PCL (Foreign)	1,435,600	(b)	175
Land & Houses PCL (Foreign)	3,466,100		583
MBK PCL (Foreign)	258,500	(b)	301
PTT PCL (Foreign)	454,900	(b)	2,400
Siam City Bank PCL (Foreign)	1,471,400		932
Siam Commercial Bank PCL (Foreign)	789,400		898
Siam Makro PCL (Foreign)	123,500	(b)	183
Sino Thai Engineering & Construction PCL (Foreign)	1,294,000	(b)	334
Thai Oil PCL (Foreign)	487,300	(b)	$745
Total Access Communication PCL	466,000	(a)	1,491
True Corp. PCL (Foreign)	3,447,000	(a)	867
			20,738
Turkey (4.4%)
Akbank T.A.S.	253,396		1,455
Akcansa Cimento A.S.	589,099		2,358
Dogan Yayin Holding A.S.	943,442	(a)	2,369
Enka Insaat ve Sanayi A.S.	172,560		1,916
Hurriyet Gazetecilik A.S.	983,272		2,333
Trakya Cam Sanayi A.S.	542,653		1,834
Turk Hava Yollari	594,000	(a)	3,350
Turkiye Garanti Bankasi A.S.	538,758	(a)	2,316
Yapi Ve Kredi Bankasi A.S.	1,039,883	(a)	3,967
			21,898
Total Common Stocks (Cost $392,813)			475,373

	Face
	Amount
	(000)
Fixed Income Securities (0.0%)
Russia (0.0%)
MSCI Holding Ltd., 5.00%, 4/15/07
(Secured Notes)(Cost $139)	$154	(b)	142

	No. of
	Warrants
Warrants (0.0%)
Thailand (0.0%)
Sino Thai Engineering & Construction PCL (Foreign) (Cost $17)	215,666	(a)	23

	Face
	Amount
	(000)
Short-Term Investment (3.2%)
Repurchase Agreement (3.2%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $15,595 (Cost $15,594)	$15,594	(e)	15,594
Total Investments (99.3%) (Cost $408,563)			491,132
Other Assets in Excess of Liabilities (0.7%)			3,702
Net Assets (100%)			$494,834

(a)	Non-income producing security.
(b)	Security was valued at fair value — At June 30, 2005, the portfolio held $9,074,000 of fair valued securities, representing 1.8% of net assets.
(c)

The Morgan Stanley India Growth Fund, acquired at a cost of $708,000 is advised by an affiliate of the Adviser. During the six months ended June 30, 2005, there were no purchases or sales of this security. The Portfolio did not derive income from this security during the six months ended June 30, 2005.

(d)	144A Security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

(e)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency to Deliver		Value	Settlement Date	In Exchange For		Value	Unrealized Appreciation (Depreciation)
(000)		(000)		(000)		(000)	(000)
HKD	3,183	$409	7/5/05	USD	409	$409	$—	@
USD	59	59	7/1/05	MXN	638	59	—	@
USD	2	2	7/5/05	THB	68	2	—	@
USD	58	58	7/1/05	ZAR	384	58	—	@
USD	222	222	7/5/05	ZAR	1,475	222	—	@
ZAR	27,809	4,177	7/22/05	USD	4,243	4,243	66
ZAR	23,450	3,523	7/22/05	USD	3,915	3,915	392
ZAR	90,310	13,418	11/14/05	USD	14,126	14,126	708
		$21,868				$23,034	$1,166

HKD	—	Hong Kong Dollar
MXN	—	Mexican Peso
THB	—	Thai Baht
USD	—	U.S. Dollar
ZAR	—	South African Rand

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry as a percentage of total investments.

*                                         Industries which do not appear in the top 10 industries, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities

June 30, 2005
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $407,855)	$489,086
Investment in Affiliate, at Value (Cost $708)	2,046
Cash	14
Receivable for Investments Sold	4,300
Foreign Currency (Cost $2,104)	2,114
Dividends Receivable	1,611
Unrealized Appreciation on Foreign Currency Exchange Contracts	1,166
Receivable for Portfolio Shares Sold	108
Interest Receivable	34
Foreign Withholding Tax Reclaim Receivable	7
Other Assets	6
Total Assets	500,492
Liabilities:
Payable for Investments Purchased	3,398
Investment Advisory Fees Payable	1,361
Payable for Portfolio Shares Redeemed	368
Custodian Fees Payable	236
Administration Fees Payable	100
Deferred Country Tax	92
Directors’ Fees and Expenses Payable	2
Distribution Fees — Class II Shares	2
Other Liabilities	99
Total Liabilities	5,658
NET ASSETS	$494,834
Net Assets Consist of:
Paid-in Capital	$423,226
Undistributed (Distributions in Excess of) Net Investment Income	5,067
Accumulated Net Realized Gain (Loss)	(17,120)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $92 Deferred Country Tax)	82,477
Foreign Currency Exchange Contracts and Translations	1,184
Net Assets	$494,834
CLASS I:
Net Assets	$447,846
Net Asset Value, Offering and Redemption Price Per Share Applicable to 38,423,972 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.66
CLASS II:
Net Assets	$46,988
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,035,357 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.64

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations

Six Months Ended June 30, 2005
(000)
Investment Income:
Dividends (Net of $329 Foreign Taxes Withheld)	$7,057
Interest	221
Total Investment Income	7,278
Expenses:
Investment Advisory Fees (Note B)	2,911
Administration Fees (Note C)	580
Custodian Fees (Note E)	385
Distribution Fees — Class II Shares (Note D)	67
Shareholder Reporting Fees	47
Professional Fees	27
Directors’ Fees and Expenses	3
Other	14
Total Expenses	4,034
Investment Advisory Fees Waived (Note B)	(123)
Distribution Fees — Class II Shares Waived (Note D)	(57)
Expense Offset (Note E)	— @
Net Expenses	3,854
Net Investment Income (Loss)	3,424
Realized Gain (Loss) on:
Investments Sold	26,015
Foreign Currency Transactions	(125)
Net Realized Gain (Loss)	25,890
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of Decrease in Deferred Country Tax Accruals of $87)	(8,569)
Foreign Currency Exchange Contracts and Translations	2,818
Net Change in Unrealized Appreciation (Depreciation)	(5,751)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	20,139
Net Increase (Decrease) in Net Assets Resulting from Operations	$23,563

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Emerging Markets Equity Portfolio

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited) (000)	Year Ended December 31, 2004 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$3,424	$2,546
Net Realized Gain (Loss)	25,890	51,534
Net Change in Unrealized Appreciation (Depreciation)	(5,751)	16,522
Net Increase in Net Assets Resulting from Operations	23,563	70,602
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(2,243)
Class II:
Net Investment Income	—	(138)
Total Distributions	—	(2,381)
Capital Share Transactions:(1)
Class I:
Subscriptions	85,288	179,955
Distributions Reinvested	—	2,242
Redemptions	(56,623)	(171,618)
Class II:
Subscriptions	18,070	26,002
Distributions Reinvested	—	138
Redemptions	(5,099)	(7,918)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	41,636	28,801
Total Increase (Decrease) in Net Assets	65,199	97,022
Net Assets:
Beginning of Period	429,635	332,613
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $5,067 and $1,643, Respectively)	$494,834	$429,635

(1) Capital Share Transactions:
Class I:
Shares Subscribed	7,487	18,672
Shares Issued on Distributions Reinvested	—	258
Shares Redeemed	(5,059)	(18,722)
Net Increase (Decrease) in Class I Shares Outstanding	2,428	208
Class II:
Shares Subscribed	1,598	2,746
Shares Issued on Distributions Reinvested	—	16
Shares Redeemed	(456)	(872)
Net Increase (Decrease) in Class II Shares Outstanding	1,142	1,890

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30, 2005		Year Ended December 31,
	(unaudited)		2004	2003	2002	2001	2000
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$11.05		$9.04	$6.04	$6.63	$7.09	$13.91
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.08#		0.07 #	0.07 #	(0.03)#	0.02	(0.08)
Net Realized and Unrealized Gain (Loss)	0.53		2.00	2.93	(0.56)	(0.48)	(5.32)
Total from Investment Operations	0.61		2.07	3.00	(0.59)	(0.46)	(5.40)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)	—	—	—	—
Net Realized Gain	—		—	—	—	—	(1.38)
Paid-in Capital	—		—	—	—	—	(0.04)
Total Distributions	—		(0.06)	—	—	—	(1.42)
Net Asset Value, End of Period	$11.66		$11.05	$9.04	$6.04	$6.63	$7.09
Total Return ±	5.52	%††	23.11%	49.67%	(8.90)%	(6.49)%	(39.21)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$447,846		$397,693	$323,547	$156,915	$152,857	$161,554
Ratio of Expenses to Average Net Assets(1)†	1.65	%**	1.70%	1.78%	1.81%	1.85%	1.80%
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense	N/A		N/A	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.47	%**	0.71%	0.95%	(0.40)%	0.24%	(0.81)%
Portfolio Turnover Rate	28	%††	72%	92%	134%	132%	94%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.65	%**	N/A	N/A	N/A	N/A	N/A
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.70	%**	1.71%	1.87%	1.93%	2.12%	1.96%
Net Investment Income (Loss) to Average Net Assets	1.42	%**	0.70%	0.86%	(0.53)%	(0.03)%	(0.96)%

**	Annualized
#	Per share amount is based on average shares outstanding.
†

Effective November 1, 2004, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class I shares. Prior to November 1, 2004, the maximum ratio was 1.75% for Class I shares.

††	Not annualized
±	Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account.
If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
				Period from
				January 10,
	Six Months Ended		Year Ended	2003* to
	June 30, 2005		December	December 31,
	(unaudited)		31, 2004	2003
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$11.04		$9.03	$6.22
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.08		0.06	0.05
Net Realized and Unrealized Gain (Loss)	0.52		2.01	2.76
Total from Investment Operations	0.60		2.07	2.81
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)	—
Net Asset Value, End of Period	$11.64		$11.04	$9.03
Total Return ±	5.43	%††	23.00%	45.34	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$46,988		$31,942	$9,066
Ratio of Expenses to Average Net Assets(1)†	1.70	%**	1.75%	1.83	%**
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense	N/A		N/A	1.80	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.48	%**	0.64%	0.90	%**
Portfolio Turnover Rate	28	%††	72%	92%

(1)	Supplemental Information on the Ratios to Average Net Assets:
	Ratio of Expenses to Average Net Assets Including Expense Offsets	1.70	%**	N/A	N/A
	Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
	Expenses to Average Net Assets	2.05	%**	2.06%	2.22	%**
	Net Investment Income (Loss) to Average Net Assets	1.13	%**	0.33%	0.51	%**

*	Commenced offering
**	Annualized
#	Per share amount is based on average shares outstanding.
†

Effective November 1, 2004, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.70 for Class II shares. Prior to November 1, 2004, the maximum ratio was 1.80 for Class II shares.

††	Not annualized
±	Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account.
If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio offering two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2.              Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to security transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At December 31, 2004, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.              Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500	From $1
First $500	million to	billion to	More than
million	$1 billion	$2.5 billion	$2.5 billion
1.25%	1.20%	1.15%	1.00%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.65% for Class I shares and 1.70% for Class II shares. For the six months ended June 30, 2005, this waiver amounted to $123,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2005, this waiver amounted to $57,000. Prior to April 29, 2004, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

E. Custodian Fees: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by certain of the countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2004 and 2003 was as follows:

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

2004 Distributions		2003 Distributions
Paid From:		Paid From:
Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
(000)	(000)	(000)	(000)
$2,381	$—	$—	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of ) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to differing treatments of gains and losses related to foreign currency transactions.

At December 31, 2004, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary Income	Long-Term Capital Gain
(000)	(000)
$2,023	$—

At June 30, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
Cost	Appreciation	Depreciation	Appreciation (Depreciation)
(000)	(000)	(000)	(000)
$408,563	$95,892	$(13,323)	$82,569

At December 31, 2004, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $41,405,000, of which, $18,773,000 will expire on December 31, 2009, $18,898,000 will expire on December 31, 2010 and $3,734,000 will expire on December 31, 2011.

During the year ended December 31, 2004, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $49,365,000.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2004, the Portfolio deferred to January 1, 2005, for U.S. Federal income tax purposes, post-October currency losses of $1,000,000.

H. Other: For the six months ended June 30, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $176,256,000 and $127,586,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2005.

During the six months ended June 30, 2005, the Portfolio incurred $4,396 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer. Additionally, during the six months ended June 30, 2005, the Portfolio paid $2,375 in brokerage commissions to China International Capital Corporation (Hong Kong) Limited (CICC), an affiliated broker/dealer.

At June 30, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 52.4% and 84.1%, for Class I and Class II shares, respectively.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Director and Officer Information

Directors

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Charles A. Fiumefreddo

James F. Higgins

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank

270 Park Avenue

New York, New York 10017

Officers

Mitchell M. Merin

President

Ronald E. Robison

Executive Vice President and Principal Executive Officer

Joseph J. McAlinden

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang

Vice President

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

17

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005

Global Value Equity Portfolio

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005 (unaudited)

Expense Example

Global Value Equity Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio andother funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 — June 30, 2005
Actual	$1,000.00	$988.10	$4.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	4.96

*      Expenses are equal to Portfolio’s annualized net expense ratio of 0.99%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “ManagementAgreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports (the “Lipper Reports”) provided by Lipper Inc. (“Lipper”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for all three periods. The Board discussed with the Adviser possible steps to improve performance. The Adviser informed the Board that in order to try to improve performance, the Adviser has strengthened the resources supporting the Fund. The Board concluded that the steps taken by the Adviser were reasonably designed to improve performance.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement. The Board noted that the rate was higher than the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio. The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher than the average total expense ratio of the funds included in the Portfolio’s expense peer group. The Board considered that in order to reduce the management fee and total expense ratio, the Adviser was waiving part of its management fee and was maintaining a cap of 1.15% of the Portfolio’s assets on all expenses of the Portfolio, excluding brokerage commissions but including the management fee. The Board concluded that, with the fee waiver and expense cap in effect, the Portfolio’s management fee and total expense ratio were not excessive.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of

2

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments

Global Value Equity Portfolio

	Shares		Value (000)
Common Stocks (96.1%)
Australia (2.0%)
Boral Ltd.	145,632		$715
Foster’s Group Ltd.	191,963		776
National Australia Bank Ltd.	57,264		1,337
			2,828
Bermuda (3.5%)
Tyco International Ltd.	118,670		3,465
XL Capital Ltd., Class A	17,658		1,314
			4,779
France (5.2%)
BNP Paribas S.A.	22,628		1,547
Lafarge S.A.	18,039		1,637
Sanofi-Aventis	24,105		1,974
Total S.A.	8,733		2,045
			7,203
Germany (1.8%)
BASF AG	21,195		1,405
Bayerische Motoren Werke AG	24,523		1,116
			2,521
Hong Kong (0.6%)
HongKong Electric Holdings Ltd.	172,500		786
Ireland (2.0%)
Bank of Ireland	101,083		1,638
Kerry Group plc, Class A	47,690		1,178
			2,816
Italy (2.9%)
ENI S.p.A.	98,434		2,527
Telecom Italia S.p.A. RNC	567,766		1,470
			3,997
Japan (9.0%)
Astellas Pharma, Inc.	39,700		1,355
Canon, Inc.	34,200		1,791
Fuji Photo Film Co., Ltd.	63,000		2,050
Kao Corp.	66,000		1,555
Mitsui Sumitomo Insurance Co., Ltd.	77,000		690
Sekisui House Ltd.	113,000		1,137
Sumitomo Electric Industries Ltd.	119,000		1,209
Takeda Pharmaceutical Co., Ltd.	43,700		2,161
Toyota Motor Corp.	14,000		501
			12,449
Netherlands (4.7%)
Koninklijke Philips Electronics N.V.	22,142		557
Royal Dutch Petroleum Co. (NY Shares)	56,464		3,665
Unilever N.V. CVA	20,123		1,303
Wolters Kluwer N.V. CVA	51,407		980
			6,505
New Zealand (1.0%)
Telecom Corp. of New Zealand Ltd.	319,285		1,334
South Korea (0.8%)
SK Telecom Co., Ltd. ADR	55,573		1,134
Spain (1.9%)
Banco Bilbao Vizcaya Argentaria S.A.	82,074		1,263
Telefonica S.A.	79,164		$1,292
			2,555
Switzerland (5.2%)
Nestle S.A. (Registered)	10,097		2,580
Novartis AG (Registered)	38,296		1,819
Syngenta AG	13,382	(a)	1,371
UBS AG (Registered)	18,061		1,406
			7,176
United Kingdom (18.3%)
Allied Domecq PLC	58,103		703
Amvescap plc	108,273		642
BAA plc	79,001		876
Barclays plc	173,857		1,725
Cadbury Schweppes plc	249,073		2,371
Diageo plc	110,869		1,629
GlaxoSmithKline plc	152,722		3,685
Imperial Tobacco Group PLC	91,453		2,456
Morrison WM Supermarkets plc	279,894		929
Reed Elsevier plc	258,085		2,464
Rentokil Initial plc	199,473		568
Rolls-Royce Group plc	353,797	(a)	1,814
Rolls-Royce Group plc, Class B	17,762,450		32
Royal Bank of Scotland Group plc	75,656		2,278
Vodafone Group plc	920,438		2,237
WPP Group PLC	73,176		751
			25,160
United States (37.2%)
Alcoa, Inc.	38,971		1,018
Altria Group, Inc.	45,096		2,916
American Electric Power Co., Inc.	39,305		1,449
American International Group, Inc.	12,680		737
BJ’s Wholesale Club, Inc.	39,114	(a)	1,271
Boeing Co.	58,478		3,860
Bristol-Myers Squibb Co.	71,940		1,797
Chevron Corp.	27,946		1,563
Citigroup, Inc.	102,983		4,761
Exxon Mobil Corp.	11,478		660
First Data Corp.	38,343		1,539
Freddie Mac	10,310		673
Gap, Inc. (The)	32,748		647
General Dynamics Corp.	15,211		1,666
Georgia-Pacific Corp.	26,678		848
Hewlett-Packard Co.	72,092		1,695
International Business Machines Corp.	25,660		1,904
Loews Corp. - Carolina Group	19,004		633
MBIA, Inc.	17,068		1,012
McDonald’s Corp.	50,580		1,404
Mellon Financial Corp.	52,071		1,494
Merrill Lynch & Co., Inc.	24,942		1,372
New York Times Co. (The), Class A	34,821		1,085
Northrop Grumman Corp.	21,403		1,182
Pfizer, Inc.	69,708		1,923
Prudential Financial, Inc.	13,199		867
SBC Communications, Inc.	77,906		1,850
Schering-Plough Corp.	42,735		814

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

	Shares		Value (000)
United States (cont’d)
St. Paul Travelers Cos., Inc. (The)	39,677		$1,568
Verizon Communications, Inc.	53,930		1,863
Viacom, Inc., Class B	39,115		1,252
Wyeth	68,761		3,060
Xerox Corp.	60,031	(a)	828
			51,211
Total Common Stocks (Cost $117,822)			132,454

	Face Amount (000)
Short-Term Investment (2.2%)
Repurchase Agreement (2.2%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $3,032 (Cost $3,032)	$3,032	(b)	3,032
Total Investments (98.3%) (Cost $120,854)			135,486
Other Assets in Excess of Liabilities (1.7%)			2,351
Net Assets (100%)			$137,837

(a)           Non-income producing security.

(b)           Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR       American Depositary Receipt

CVA       Certificaten Van Aandelen

RNC        Non-Convertible Savings Shares

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry as a percentage of total investments.

*      Industries which do not appear in the top 10 industries, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Global Value Equity Portfolio

Statement of Assets and Liabilities

June 30, 2005
(000)
Assets:
Investments, at Value (Cost $120,854)	$135,486
Cash	10
Receivable for Investments Sold	1,329
Foreign Currency (Cost $945)	933
Dividends Receivable	321
Foreign Withholding Tax Reclaim Receivable	95
Receivable for Portfolio Shares Sold	13
Other Assets	2
Total Assets	138,189
Liabilities:
Investment Advisory Fees Payable	232
Payable for Portfolio Shares Redeemed	30
Administration Fees Payable	29
Custodian Fees Payable	20
Directors’ Fees and Expenses Payable	1
Other Liabilities	40
Total Liabilities	352
NET ASSETS	$137,837
Net Assets Consist of:
Paid-in Capital	$120,243
Undistributed (Distributions in Excess of) Net Investment Income	2,893
Accumulated Net Realized Gain (Loss)	82
Unrealized Appreciation (Depreciation) on:
Investments	14,632
Foreign Currency Translations	(13)
Net Assets	$137,837
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,755,141 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.13

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005 (unaudited)

Global Value Equity Portfolio

Statement of Operations

Six Months Ended June 30, 2005
(000)
Investment Income:
Dividends (Net of $115 Foreign Taxes Withheld)	$2,083
Interest	69
Total Investment Income	2,152
Expenses:
Investment Advisory Fees (Note B)	458
Administration Fees (Note C)	169
Custodian Fees (Note D)	26
Professional Fees	12
Shareholder Reporting Fees	5
Directors’ Fees and Expenses	1
Other	8
Total Expenses	679
Expense Offset (Note D)	— @
Net Expenses	679
Net Investment Income (Loss)	1,473
Realized Gain (Loss) on:
Investments Sold	2,961
Foreign Currency Transactions	(32)
Net Realized Gain (Loss)	2,929
Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,967)
Foreign Currency Translations	(27)
Net Change in Unrealized Appreciation (Depreciation)	(5,994)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(3,065)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,592)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Global Value Equity Portfolio

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,473	$1,371
Net Realized Gain (Loss)	2,929	6,348
Net Change in Unrealized Appreciation (Depreciation)	(5,994)	7,779
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,592)	15,498
Distributions from and/or in Excess of:
Net Investment Income	—	(932)
Capital Share Transactions:(1)
Subscriptions	13,954	43,408
Distributions Reinvested	—	932
Redemptions	(10,212)	(28,832)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	3,742	15,508
Total Increase (Decrease) in Net Assets	2,150	30,074
Net Assets:
Beginning of Period	135,687	105,613
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $2,893 and $1,420, Respectively)	$137,837	$135,687

(1) Capital Share Transactions:
Shares Subscribed	986	3,311
Shares Issued on Distributions Reinvested	—	71
Shares Redeemed	(721)	(2,212)
Net Increase (Decrease) in Capital Shares Outstanding	265	1,170

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005 (unaudited)

Financial Highlights

Global Value Equity Portfolio

	Six Months Ended June 30, 2005 (unaudited)
			Year Ended December 31,
			2004	2003	2002	2001	2000

Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$14.30		$12.69	$9.84	$12.13	$13.19	$12.88
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.15	#	0.15 #	0.14 #	0.10 #	0.10	0.18
Net Realized and Unrealized Gain (Loss)	(0.32)		1.56	2.71	(2.15)	(1.03)	1.27
Total from Investment Operations	(0.17)		1.71	2.85	(2.05)	(0.93)	1.45
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)	—	(0.13)	(0.13)	(0.27)
Net Realized Gain	—		—	—	(0.11)	—	(0.87)
Total Distributions	—		(0.10)	—	(0.24)	(0.13)	(1.14)
Net Asset Value, End of Period	$14.13		$14.30	$12.69	$9.84	$12.13	$13.19
Total Return ±	(1.19	)%††	13.54%	28.96%	(16.87)%	(7.04)%	11.46%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$137,837		$135,687	$105,613	$76,180	$70,422	$57,664
Ratio of Expenses to Average Net Assets(1)	0.99	%**	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	2.16	%**	1.15%	1.33%	0.95%	0.87%	1.35%
Portfolio Turnover Rate	14	%††	27%	65%	35%	35%	58%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.99	%**	N/A	N/A	N/A	N/A	N/A
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A		1.17%	1.28%	1.27%	1.28%	1.43%
Net Investment Income (Loss) to Average Net Assets	N/A		1.13%	1.20%	0.83%	0.74%	1.07%

**           Annualized

#              Per share amount is based on average shares outstanding.

††            Not annualized

±              Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account.  If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) , as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Value Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2.     Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.     Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•      investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•      investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign

10

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected as unrealized gains (losses) on Foreign Currency Translations on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2005, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

4.     Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1 billion	From $ 1 billion to $1.5 billion	From $1.5 billion to $2.5 billion	From $2.5 billion to $3.5 billion	From $3.5 billion to $4.5 billion	More than $4.5 billion
0.67%	0.645%	0.62%	0.595%	0.57%	0.545%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, aftergiving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%.

Morgan Stanley Investment Management Limited, (the “Sub- Adviser” or “MSIM Limited”) a wholly-owned subsidiary of Morgan Stanley, serves as investment Sub-Adviser for the Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Portfolio under supervision of the Adviser. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Custodian Fees: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2004 and 2003 was as follows:

2004 Distributions Paid From:		2003 Distributions Paid From:
Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
(000)	(000)	(000)	(000)
$932	$—	$—	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of ) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to differing treatments of gains and losses related to foreign currency transactions.

At December 31, 2004, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain
(000)	(000)
$1,426	$979

12

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

At June 30, 2005, cost and unrealized appreciation and (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)
(000)	(000)	(000)	(000)
$120,854	$17,848	$(3,216)	$14,632

During the year ended December 31, 2004, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $3,744,000.

G. Other: For the six months ended June 30, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $23,065,000 and $18,741,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2005.

At June 30, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 78.9%.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Director and Officer Information

Directors

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Charles A. Fiumefreddo

James F. Higgins

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank

270 Park Avenue

New York, New York 10017

Officers

Mitchell M. Merin

President

Ronald E. Robison

Executive Vice President and Principal Executive Officer

Joseph J. McAlinden

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang

Vice President

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington,DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888- 378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

International Magnum Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Expense Example

International Magnum Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2005	June 30, 2005	January 1, 2005 — June 30, 2005

Actual	$1,000.00	$978.70	$5.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

* Expenses are equal to Portfolio’s annualized net expenses ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for all three periods. The Board considered that the Portfolio’s relative performance had improved in the last year from the two prior periods and discussed with the Adviser the reasons for the improved performance. The Board concluded that the Portfolio’s performance was improving and can reasonably be expected to be competitive with that of its performance peer group.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement. The Board noted that the rate was higher than the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio. The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher than the average total expense ratio of the funds included in the Portfolio’s expense peer group. The Board considered that in order to reduce the management fee and total expense ratio, the Adviser was waiving part of its management fee and was maintaining a cap of 1.15% of the Portfolio’s assets on all expenses of the Portfolio, excluding brokerage commissions but including the management fee. The Board concluded that, with the fee waiver and expense cap in effect, the Portfolio’s management fee and total expense ratio were not excessive.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments

International Magnum Portfolio

	Shares		Value (000)
Common Stocks (86.1%)
Australia (2.5%)
AMP Ltd.	105,500		$517
Australia & New Zealand Banking Group Ltd.	13,640		225
BHP Billiton Ltd.	52,343		716
Coles Myer Ltd.	15,100		106
Gunns Ltd.	71,800		234
National Australia Bank Ltd.	10,930		255
Newcrest Mining Ltd.	18,400		243
Qantas Airways Ltd.	38,100		97
QBE Insurance Group Ltd.	21,250		258
Rio Tinto Ltd.	18,250		619
Westpac Banking Corp.	19,050		288
			3,558
Austria (0.5%)
Telekom Austria AG	38,670		752
Belgium (1.0%)
AGFA-Gevaert N.V.	23,254		642
Fortis	9,184		254
Solvay S.A., Class A	5,370		551
			1,447
Denmark (0.8%)
Carlsberg A/S, Class B	15,825		811
Novo-Nordisk A/S, Class B	7,506		382
			1,193
Finland (1.1%)
Nokia Oyj	39,046		650
Sampo Oyj, Class A	55,193		860
			1,510
France (10.9%)
Atos Origin S.A.	8,034	(a)	508
AXA S.A.	43,548		1,083
BNP Paribas S.A.	33,619		2,299
Cap Gemini S.A.	7,845	(a)	248
Carrefour S.A.	9,033		436
France Telecom S.A.	110,831		3,220
Groupe Danone	2,899		254
M6-Metropole Television	10,576		268
Neopost S.A.	3,340		294
Peugeot S.A.	4,240		250
Sanofi-Aventis	15,093		1,236
Schneider Electric S.A.	20,184		1,517
Societe Generale	6,530		661
Sodexho Alliance S.A.	17,013		525
Total S.A.	11,134		2,608
			15,407
Germany (5.4%)
Allianz AG (Registered)	12,907		1,477
Bayerische Motoren Werke AG	28,572		1,300
Deutsche Bank AG (Registered)	8,422		657
Deutsche Telekom AG	40,242		744
Fresenius Medical Care AG	4,782		408
Linde AG	4,416		297
Muenchener Rueckversicherungs AG (Registered)	5,883		627
Siemens AG (Registered)	23,700		$1,723
Volkswagen AG	8,694		397
			7,630
Hong Kong (2.8%)
Cheung Kong Holdings Ltd.	17,000		165
Esprit Holdings Ltd.	86,000		619
Great Eagle Holdings Co.	269,000		672
Henderson Land Development Co., Ltd.	148,000		707
Hutchison Whampoa Ltd.	18,000		162
Hysan Development Co., Ltd.	188,000		390
Li & Fung Ltd.	138,400		286
New World Development Ltd.	573,000		701
Sun Hung Kai Properties Ltd.	10,000		98
Techtronic Industries Co.	58,000		147
			3,947
Ireland (0.6%)
Bank of Ireland	34,115		553
Kerry Group plc, Class A	12,375		306
			859
Italy (1.6%)
ENI S.p.A.	47,486		1,219
Telecom Italia S.p.A. RNC	166,640		431
UniCredito Italiano S.p.A.	102,708		541
			2,191
Japan (18.9%)
Amada Co., Ltd.	50,000		338
Astellas Pharma, Inc.	17,300		590
Canon, Inc.	16,200		849
Casio Computer Co., Ltd.	35,000		456
Dai Nippon Printing Co., Ltd.	25,000		402
Daicel Chemical Industries Ltd.	76,000		398
Daifuku Co., Ltd.	40,000		378
Daikin Industries Ltd.	22,700		565
Denki Kagaku Kogyo KK	108,000		387
East Japan Railway Co.	92		472
FamilyMart Co., Ltd.	18,000		515
Fuji Machine Manufacturing Co., Ltd.	12,300		141
Fuji Photo Film Co., Ltd.	17,300		563
Fujitec Co., Ltd.	18,000		93
Fujitsu Ltd.	108,000		562
Furukawa Electric Co., Ltd.	70,000	(a)	270
Hitachi Capital Corp.	23,400		461
Hitachi High-Technologies Corp.	7,600		115
Hitachi Ltd.	98,000		593
House Foods Corp.	16,200		239
Kaneka Corp.	56,000		626
Kurita Water Industries Ltd.	28,200		434
Kyocera Corp.	6,800		518
Kyudenko Corp.	17,000		102
Lintec Corp.	15,200		244
Maeda Road Construction Co., Ltd.	11,000		78
Matsushita Electric Industrial Co., Ltd.	57,000		865
Minebea Co., Ltd.	62,000		249
Mitsubishi Chemical Corp.	127,000		370
Mitsubishi Corp.	50,900		689

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

	Shares		Value (000)
Japan (cont’d)
Mitsubishi Estate Co., Ltd.	32,000		$350
Mitsubishi Heavy Industries Ltd.	162,000		423
Mitsubishi Logistics Corp.	11,000		112
Mitsumi Electric Co., Ltd.	23,000		236
Nagase & Co., Ltd.	23,000		233
NEC Corp.	104,000		559
Nifco, Inc.	21,000		318
Nintendo Co., Ltd.	6,000		625
Nippon Meat Packers, Inc.	23,000		267
Nippon Telegraph & Telephone Corp.	92		394
Nissan Motor Co., Ltd.	83,000		817
Nissha Printing Co., Ltd.	10,000		172
Nisshinbo Industries, Inc.	32,000		261
Obayashi Corp.	68,000		363
Ono Pharmaceutical Co., Ltd.	10,800		510
Ricoh Co., Ltd.	37,000		575
Rinnai Corp.	8,400		206
Rohm Co., Ltd.	3,600		345
Ryosan Co., Ltd.	11,700		279
Sangetsu Co., Ltd.	3,000		74
Sanki Engineering Co., Ltd.	6,000		43
Sankyo Co., Ltd.	26,000		498
Sanwa Shutter Corp.	47,000		270
Sekisui Chemical Co., Ltd.	65,000		446
Sekisui House Ltd.	39,000		392
Shin-Etsu Polymer Co., Ltd.	32,000		254
Sony Corp.	14,400		496
Suzuki Motor Corp.	28,200		442
TDK Corp.	7,200		489
Teijin Ltd.	61,000		283
Toho Co., Ltd.	8,900		128
Tokyo Electric Power Co., Inc.	18,400		439
Toshiba Corp.	163,000		646
Toyo Ink Manufacturing Co., Ltd.	35,000		132
Toyota Motor Corp.	22,700		812
Tsubakimoto Chain Co.	70,000		325
Yamaha Corp.	28,200		438
Yamaha Motor Co., Ltd.	21,700		395
			26,609
Netherlands (8.1%)
ASML Holding N.V.	44,159	(a)	690
ING Groep N.V. CVA	35,403		996
Koninklijke Ahold N.V.	30,415	(a)	249
Royal KPN N.V.	139,519		1,169
Royal Numico N.V.	9,524	(a)	380
Shell Transport & Trading Co. plc (Registered)	241,359		2,338
TNT N.V.	41,641		1,055
Unilever N.V. CVA	24,209		1,567
VNU N.V.	21,987		611
Wolters Kluwer N.V. CVA	125,578		2,395
			11,450
Poland (0.7%)
Bank Pekao S.A.	11,331		488
Telekomunikacja Polska S.A.	74,065		$455
			943
Singapore (1.3%)
CapitaCommercial Trust REIT	53,200		48
CapitaLand Ltd.	266,000		375
City Developments Ltd.	70,000		310
Oversea-Chinese Banking Corp.	34,800		239
SembCorp Industries Ltd.	133,480		211
Singapore Airlines Ltd.	62,000		411
Venture Corp., Ltd.	24,000		227
			1,821
Spain (3.1%)
Altadis S.A.	21,801		911
Banco Bilbao Vizcaya Argentaria S.A.	106,972		1,646
Banco Santander Central Hispano S.A.	113,672		1,313
Telefonica S.A.	29,779		486
			4,356
Sweden (1.0%)
ForeningsSparbanken AB	27,837		610
Nordea Bank AB	31,282		284
Sandvik AB	14,501		536
			1,430
Switzerland (6.6%)
Ciba Speciality Chemicals AG (Registered)	7,354		427
Credit Suisse Group (Registered)	8,923		350
Nestle S.A. (Registered)	7,403		1,892
Novartis AG (Registered)	69,785		3,315
Roche Holding AG	4,288		541
Schindler Holding AG (Registered)	667		244
Swiss Reinsurance (Registered)	11,470		703
UBS AG (Registered)	19,265		1,499
Zurich Financial Services AG (Registered)	1,569	(a)	270
			9,241
United Kingdom (19.2%)
Allied Domecq plc	50,194		608
Amvescap plc	73,618		437
AstraZeneca plc	28,474		1,177
BOC Group plc	41,412		742
BP plc	115,184		1,198
British American Tobacco plc	15,835		306
Bunzl plc	48,746		455
Cadbury Schweppes plc	94,183		897
Carnival plc	7,366		418
Diageo plc	22,596		332
Filtrona plc	31,337	(a)	136
GlaxoSmithKline plc	140,097		3,380
Hays plc	241,007		557
HSBC Holdings plc	18,562		296
International Power plc	156,947	(a)	579
Lloyds TSB Group plc	29,849		252
Man Group plc	19,820		512
Morrison WM Supermarkets plc	538,362		1,786
National Grid Transco plc	27,350		265
O2 plc	215,581	(a)	525
Prudential plc	107,640		952

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

	Shares		Value (000)
United Kingdom (cont’d)
Reckitt Benckiser plc	12,706		$373
Reed Elsevier plc	48,730		465
Rexam plc	57,109		491
Rolls-Royce Group plc	71,869	(a)	369
Rolls-Royce Group plc, Class B	3,268,800		6
Royal Bank of Scotland Group plc	77,146		2,323
Royal Dutch Petroleum Co.	38,589		2,512
Scottish & Southern Energy plc	19,096		345
Smith & Nephew plc	45,557		448
Smiths Group plc	32,817		540
Standard Chartered plc	9,360		171
Tesco plc	67,298		383
Vodafone Group plc	1,219,287		2,963
			27,199
Total Common Stocks (Cost $106,610)			121,543

	Face
	Amount (000)
Short-Term Investment (9.8%)
Repurchase Agreement (9.8%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $13,738 (Cost $13,737)	$13,737	(b)	13,737
Total Investments (95.9%) (Cost $120,347)			135,280
Other Assets in Excess of Liabilities (4.1%)			5,833
Net Assets (100%)			$141,113

(a)                                  Non-income producing security.

(b)                                 Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA                      Certificaten Van Aandelen

REIT                     Real Estate Investment Trust

RNC                       Non-Convertible Savings Shares

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	782	$949	9/15/05	USD	951	$951	$2
EUR	3,208	3,893	9/15/05	USD	3,906	3,906	13
EUR	3,130	3,799	9/15/05	USD	3,786	3,786	(13)
GBP	1,990	3,557	9/15/05	USD	3,589	3,589	32
GBP	1,686	3,014	9/15/05	USD	3,046	3,046	32
GBP	286	511	9/15/05	USD	515	515	4
GBP	369	659	9/15/05	USD	663	663	4
JPY	82,712	751	9/15/05	USD	764	764	13
JPY	372,567	3,383	9/15/05	USD	3,433	3,433	50
USD	838	838	9/15/05	AUD	1,102	835	(3)
USD	79	79	9/15/05	AUD	104	79	— @
USD	3,161	3,161	9/15/05	AUD	4,137	3,136	(25)
USD	8	8	7/1/05	EUR	7	8	— @
USD	1,898	1,898	9/15/05	EUR	1,570	1,905	7
USD	5,061	5,061	9/15/05	EUR	4,183	5,077	16
USD	1,215	1,215	9/15/05	EUR	1,001	1,214	(1)
USD	1,750	1,750	9/15/05	EUR	1,438	1,745	(5)
USD	576	576	9/15/05	EUR	475	577	1
USD	8,179	8,179	9/15/05	GBP	4,533	8,103	(76)
USD	309	309	9/15/05	GBP	171	306	(3)
USD	985	985	9/15/05	GBP	542	969	(16)
USD	351	351	9/15/05	GBP	196	351	— @
USD	6,165	6,165	9/15/05	GBP	3,426	6,123	(42)
USD	1,413	1,413	9/15/05	JPY	153,181	1,391	(22)
USD	3,340	3,340	9/15/05	JPY	361,812	3,286	(54)
USD	170	170	9/15/05	JPY	18,385	167	(3)
USD	1,505	1,505	9/15/05	JPY	163,011	1,480	(25)
USD	788	788	9/15/05	JPY	85,357	775	(13)
USD	700	700	9/15/05	JPY	75,628	687	(13)
		$59,007				$58,867	$(140)

AUD — Australian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

USD — U.S. Dollar

@ — Value is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
Hang Seng Index (Hong Kong)	3	$274	Jul-05	$(1)
DJ Euro Stoxx 50 (Germany)	174	6,734	Sep-05	67
FTSE 100 Index (United Kingdom)	51	4,680	Sep-05	48
SPI 200 Index (Australia)	13	1,057	Sep-05	(4)
TOPIX Index (Japan)	45	4,766	Sep-05	124
				$234

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*                 Industries which do not appear in the top 10 industries, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

International Magnum Portfolio

Statement of Assets and Liabilities

June 30, 2005
(000)
Assets:
Investments, at Value (Cost $120,347)	$135,280
Cash	7
Due from Broker	4,286
Receivable for Investments Sold	1,197
Foreign Currency (Cost $831)	823
Receivable for Portfolio Shares Sold	794
Dividends Receivable	192
Unrealized Appreciation on Foreign Currency Exchange Contracts	174
Foreign Withholding Tax Reclaim Receivable	151
Interest Receivable	1
Other Assets	2
Total Assets	142,907
Liabilities:
Payable for Investments Purchased	1,073
Unrealized Depreciation on Foreign Currency Exchange Contracts	314
Investment Advisory Fees Payable	278
Payable for Portfolio Shares Redeemed	38
Administration Fees Payable	28
Custodian Fees Payable	26
Directors’ Fees and Expenses Payable	1
Other Liabilities	36
Total Liabilities	1,794
NET ASSETS	$141,113
Net Assets Consist of:
Paid-in Capital	$122,108
Undistributed (Distributions in Excess of) Net Investment Income	3,006
Accumulated Net Realized Gain (Loss)	985
Unrealized Appreciation (Depreciation) on:
Investments	14,933
Futures Contracts	234
Foreign Currency Exchange Contracts and Translations	(153)
Net Assets	$141,113
Net Asset Value, Offering and Redemption Price Per Share Applicable to 12,765,506 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.05

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

International Magnum Portfolio

Statement of Operations

Six Months Ended
June 30, 2005
(000)
Investment Income:
Dividends (Net of $211 Foreign Taxes Withheld)	$2,009
Interest	262
Total Investment Income	2,271
Expenses:
Investment Advisory Fees (Note B)	542
Administration Fees (Note C)	167
Custodian Fees (Note D)	44
Professional Fees	11
Shareholder Reporting Fees	9
Directors’ Fees and Expenses	1
Other	8
Total Expenses	782
Investment Advisory Fees Waived (Note B)	(3)
Expense Offset (Note D)	— @
Net Expenses	779
Net Investment Income (Loss)	1,492
Realized Gain (Loss) on:
Investments Sold	3,889
Foreign Currency Transactions	(1,051)
Futures Contracts	1,189
Net Realized Gain (Loss)	4,027
Change in Unrealized Appreciation (Depreciation) on:
Investments	(7,836)
Foreign Currency Exchange Contracts and Translations	(432)
Futures Contracts	(111)
Net Change in Unrealized Appreciation (Depreciation)	(8,379)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(4,352)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,860)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

International Magnum Portfolio

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2005	Year Ended
	(unaudited)	December 31, 2004
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,492	$1,091
Net Realized Gain (Loss)	4,027	8,585
Net Change in Unrealized Appreciation (Depreciation)	(8,379)	9,467
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,860)	19,143
Distributions from and/or in Excess of:
Net Investment Income	—	(3,231)
Capital Share Transactions:(1)
Subscriptions	28,152	58,077
Distributions Reinvested	—	3,231
Redemptions	(18,853)	(50,807)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	9,299	10,501
Total Increase (Decrease) in Net Assets	6,439	26,413
Net Assets:
Beginning of Period	134,674	108,261
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $3,006 and $1,514, Respectively)	$141,113	$134,674

(1) Capital Share Transactions:
Shares Subscribed	2,525	5,678
Shares Issued on Distributions Reinvested	—	323
Shares Redeemed	(1,692)	(5,003)
Net Increase (Decrease) in Capital Shares Outstanding	833	998

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Financial Highlights

International Magnum Portfolio

	Six Months Ended
	June 30, 2005		Year Ended December 31,
	(unaudited)		2004	2003	2002	2001	2000
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$11.29		$9.90	$7.78	$9.46	$11.78	$13.89
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.12	#	0.10 #	0.08 #	0.07 #	0.10	0.10
Net Realized and Unrealized Gain (Loss)	(0.36)		1.58	2.05	(1.66)	(2.37)	(1.81)
Total from Investment Operations	(0.24)		1.68	2.13	(1.59)	(2.27)	(1.71)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)	(0.01)	(0.09)	(0.05)	(0.09)
Net Realized Gain	—		—	—	—	—	(0.31)
Total Distributions	—		(0.29)	(0.01)	(0.09)	(0.05)	(0.40)
Net Asset Value, End of Period	$11.05		$11.29	$9.90	$7.78	$9.46	$11.78
Total Return ±	(2.13	)%††	17.39%	27.42%	(16.81)%	(19.29)%	(12.45)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$141,113		$134,674	$108,261	$69,674	$58,807	$67,588
Ratio of Expenses to Average Net Assets (1)	1.15	%**	1.15%	1.15%	1.15%	1.16%	1.18%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		N/A	N/A	N/A	1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.20	%**	0.96%	0.92%	0.77%	0.97%	0.80%
Portfolio Turnover Rate	15	%††	51%	54%	54%	48%	52%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.15	%**	N/A	N/A	N/A	N/A	N/A
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.16	%**	1.25%	1.38%	1.39%	1.34%	1.48%
Net Investment Income (Loss) to Average Net Assets	2.19	%**	0.86%	0.69%	0.53%	0.79%	0.50%

**          Annualized

#                 Per share amount is based on average shares outstanding.

††            Not annualized

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the International Magnum Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in Europe, Australasia and the Far East (EAFE) countries.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.       Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2.       Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.       Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•      investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•      investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2005, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.       Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.       Futures: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

Certain Portfolios may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

6.       Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500
First $500	million to	More than
million	$1 billion	$1 billion
0.80%	0.75%	0.70%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%. For the six months ended June 30, 2005, this waiver amounted to $3,000.

Morgan Stanley Investment Management Limited (“MSIM Limited”), Morgan Stanley Asset & Investment Trust Management Co., Limited (“MSAITM”), and Morgan Stanley Investment Management Company (“MSIM Company”), each a wholly-subsidiary of Morgan Stanley, serve as investment Sub-Advisers for the Portfolio on a day-to-day basis. MSIM Limited and MSAITM each select, buy and sell securities for the Portfolio under supervision of the Adviser. The Adviser pays each Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.  In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Custodian Fees: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2004 and 2003 was as follows:

2004 Distributions Paid From:		2003 Distributions Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$3,231	$—	$143	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to differing treatments of gains and losses related to foreign currency transactions.

At December 31, 2004, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$1,790	$—

At June 30, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	Depreciation
(000)	(000)	(000)	(000)
$120,347	$18,184	$(3,251)	$14,933

At December 31, 2004, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $1,799,000, all of which will expire on December 31, 2010.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

During the year ended December 31, 2004, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $7,021,000.

G. Other: For the six months ended June 30, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $27,047,000 and $17,357,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2005.

At June 30, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 73.0%.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Director and Officer Information

Directors

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Charles A. Fiumefreddo

James F. Higgins

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank

270 Park Avenue

New York, New York 10017

Officers

Mitchell M. Merin

President

Ronald E. Robison

Executive Vice President and Principal Executive Officer

Joseph J. McAlinden

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang

Vice President

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

16

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2005

U.S. Real Estate Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Expense Examples

U.S. Real Estate Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2005	June 30, 2005	January 1, 2005 — June 30, 2005

Class I
Actual	$1,000.00	$1,081.10	$5.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.21
Class II
Actual	1,000.00	1,079.50	6.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.46

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.04% and 1.29%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for the three-year period and better for the one- and five-year periods. The Board concluded that the Portfolio’s overall performance was satisfactory.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement. The Board noted that the rate was higher than the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio. The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher than the average total expense ratio of the funds included in the Portfolio’s expense peer group. The Board considered that in order to reduce the management fee and total expense ratio, the Adviser was waiving part of its management fee and was maintaining a cap of 1.10% of the Portfolio’s assets on all expenses of the Portfolio, excluding 12b-1 fees and brokerage commissions but including the management fee. The Board concluded that, withthe fee waiver and expense cap in effect, the Portfolio’s management fee and total expense ratio were not excessive.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker–dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares		Value (000)
Common Stocks (96.6%)
Diversified (3.3%)
Correctional Properties Trust REIT	186,650		$5,282
Spirit Finance Corp. REIT	466,100		5,477
Vornado Realty Trust REIT	486,620		39,124
			49,883
Health Care (3.3%)
Health Care Property Investors, Inc. REIT	297,200		8,036
LTC Properties, Inc. REIT	123,800		2,563
Omega Healthcare Investors, Inc. REIT	791,610		10,180
Senior Housing Properties Trust REIT	1,390,700		26,298
Sunrise Senior Living REIT	400		4
Ventas, Inc. REIT	112,545		3,399
Windrose Medical Properties Trust REIT	16,400		230
			50,710
Industrial (5.8%)
AMB Property Corp. REIT	989,920		42,992
BRCP REIT LLC I	2,557,318	(a)	2,557
Cabot Industrial Value Fund, Inc.	1,571	(a)	786
Catellus Development Corp. REIT	698,300		22,904
Prologis REIT	460,492		18,530
			87,769
Lodging/Resorts (14.3%)
Forest City Enterprises, Inc., Class A	221,200		15,705
Hilton Hotels Corp.	2,458,344		58,632
Host Marriott Corp. REIT	3,134,515		54,854
Interstate Hotels & Resorts, Inc.	322,950	(b)	1,586
Lodgian, Inc.	260,300	(b)	2,673
Meristar Hospitality Corp. REIT	1,282,265	(b)	11,027
Starwood Hotels & Resorts Worldwide, Inc.	1,224,528		71,721
			216,198
Office (22.6%)
Arden Realty, Inc. REIT	809,200		29,115
Beacon Capital Partners, Inc. REIT	271,300	(a)(b)(c)	1,164
Boston Properties, Inc. REIT	1,089,950		76,296
Brandywine Realty Trust REIT	437,545		13,411
Brookfield Properties Corp.	2,558,525		73,686
Equity Office Properties Trust REIT	1,067,108		35,321
Highwood Properties, Inc. REIT	59,600		1,774
Mack-Cali Realty Corp. REIT	677,250		30,679
Prentiss Properties Trust REIT	198,210		7,223
PS Business Parks, Inc. REIT	340,025		15,114
Reckson Associates Realty Corp. REIT	730,625		24,512
SL Green Realty Corp. REIT	414,210		26,717
Trizec Properties, Inc. REIT	363,790		7,483
			342,495
Office/Industrial — Mixed (0.1%)
Kilroy Realty Corp. REIT	16,810		798
Residential Apartments (17.9%)
American Campus Communities, Inc. REIT	221,630		5,027
AMLI Residential Properties Trust REIT	263,700		8,243
Apartment Investment & Management Co. REIT	130,140		5,325
Archstone-Smith Trust REIT	1,711,161		66,085
Atlantic Gulf Communities Corp.	261,572	(c)	$—	@
AvalonBay Communities, Inc. REIT	909,425		73,482
BRE Properties, Inc. REIT	378,240		15,829
Equity Residential REIT	1,058,681		38,981
Essex Property Trust, Inc. REIT	266,150		22,106
Gables Residential Trust REIT	187,320		8,098
Post Properties, Inc. REIT	790,100		28,530
			271,706
Residential Manufactured Homes (1.2%)
Equity Lifestyle Properties, Inc. REIT	458,530		18,231
Retail Regional Malls (14.8%)
General Growth Properties, Inc. REIT	507,760		20,864
Macerich Co. (The) REIT	689,500		46,231
Simon Property Group, Inc. REIT	1,883,927		136,566
Taubman Centers, Inc. REIT	620,142		21,140
			224,801
Retail Strip Centers (8.1%)
Acadia Realty Trust REIT	371,510		6,929
BPP Liquidating Trust	227,282	(c)	61
Developers Diversified Realty Corp. REIT	185,185		8,511
Federal Realty Investment Trust REIT	734,810		43,354
Heritage Property Investment Trust REIT	289,225		10,129
Kimco Realty Corp. REIT	68,700		4,047
Pan Pacific Retail Properties, Inc. REIT	66,460		4,412
Ramco-Gershenson Properties Trust REIT	15,000		439
Regency Centers Corp. REIT	787,290		45,033
			122,915
Self Storage (5.1%)
Public Storage, Inc. REIT	763,780		48,309
Shurgard Storage Centers, Inc. REIT, Class A	635,041		29,187
			77,496
Specialty (0.1%)
Capital Automotive REIT	55,400		2,115
Total Common Stocks (Cost $1,023,057)			1,465,117
Preferred Stocks (0.4%)
Lodging/Resorts (0.3%)
Wyndham International, Inc., Series II	26,062	(a)(c)	1,819
Wyndham, Series B	47,964	(a)(c)	3,347
			5,166
Residential Apartments (0.0%)

Atlantic Gulf Communities Corp. (Registered), Series B	79,420	(a)(c)	—	@
Atlantic Gulf Communities Corp., Series B	2,003	(a)(c)	—	@
Atlantic Gulf Communities Corp., Series B (Convertible)	57,048	(b)(c)	—	@
			—	@
Retail Regional Malls (0.1%)
Simon Property Group, Inc. (Convertible)	15,345	(b)	952
Total Preferred Stocks (Cost $5,367)			6,118

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

	Face
	Amount		Value
	(000)		(000)
Short-Term Investment (3.3%)
Repurchase Agreement (3.3%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $49,388 (Cost $49,383)	$49,383	(d)	$49,383
Total Investments (100.3%) (Cost $1,077,807)			1,520,618
Liabilities in Excess of Other Assets (-0.3%)			(4,747)
Net Assets (100%)			$1,515,871

(a)

Restricted security not registered under the Securities Act of 1933. Beacon Capital Partners, Inc. REIT was acquired 3/98 and has a current cost basis of $1,164,000. Wyndham, Series B Preferred was acquired 6/98 - 3/02 and has a current cost basis of $1,954,000. Wyndham International, Inc., Series II Preferred was acquired 9/02 and has a current cost basis of $1,100,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $20,000. Atlantic Gulf Communities Corp. (Registered), Series B Preferred was acquired 2/00 and has a current cost basis of $794,000. Cabot Industrial Value Fund, Inc. was acquired 12/03-02/05 and has a current cost basis of $785,500. BRCP REIT LLC I was acquired 05/03-05/05 and has a current cost basis of $2,557,318. At June 30, 2005, these securities had an aggregate market value of $9,673,000, representing 0.6% of net assets.

(b)	Non-income producing security.
(c)	Security was valued at fair value — At June 30, 2005, the Portfolio held $6,391,000 of fair valued securities, representing 0.4% of net assets.
(d)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
REIT	Real Estate Investment Trust

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*                 Industries which do not appear in the top 10 industries, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities

June 30, 2005
(000)
Assets:
Investments, at Value (Cost $1,077,807)	$1,520,618
Cash	391
Dividends Receivable	5,146
Receivable for Portfolio Shares Sold	3,069
Interest Receivable	5
Other Assets	19
Total Assets	1,529,248
Liabilities:
Payable for Investments Purchased	6,835
Payable for Portfolio Shares Redeemed	3,427
Investment Advisory Fees Payable	2,594
Administration Fees Payable	303
Distribution Fees — Class II Shares	94
Custodian Fees Payable	22
Directors’ Fees and Expenses Payable	1
Other Liabilities	101
Total Liabilities	13,377
NET ASSETS	$1,515,871
Net Assets Consist of:
Paid-in Capital	$966,963
Undistributed (Distributions in Excess of) Net Investment Income	25,854
Accumulated Net Realized Gain (Loss)	80,243
Unrealized Appreciation (Depreciation) on Investments	442,811
Net Assets	$1,515,871
CLASS I:
Net Assets	$1,039,190
Net Asset Value, Offering and Redemption Price Per Share Applicable to 46,928,171 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$22.14
CLASS II:
Net Assets	$476,681
Net Asset Value, Offering and Redemption Price Per Share Applicable to 21,666,088 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$22.00

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations

Six Months Ended
June 30, 2005
(000)
Investment Income:
Dividends (Net of $110 Foreign Taxes Withheld)	$14,538
Interest	521
Total Investment Income	15,059
Expenses:
Investment Advisory Fees (Note B)	4,981
Administration Fees (Note C)	1,642
Distribution Fees — Class II Shares (Note D)	661
Shareholder Reporting Fees	113
Custodian Fees (Note E)	36
Professional Fees	27
Directors’ Fees and Expenses	8
Other	38
Total Expenses	7,506
Distribution Fees — Class II Shares Waived (Note D)	(189)
Expense Offset (Note E)	(1)
Net Expenses	7,316
Net Investment Income (Loss)	7,743
Realized Gain (Loss) on:
Investments Sold	47,295
Change in Unrealized Appreciation (Depreciation) on:
Investments	56,024
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	103,319
Net Increase (Decrease) in Net Assets Resulting from Operations	$111,062

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

U.S. Real Estate Portfolio

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2005	Year Ended
	(unaudited)	December 31, 2004
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$7,743	$18,130
Net Realized Gain (Loss)	47,295	39,231
Net Change in Unrealized Appreciation (Depreciation)	56,024	249,295
Net Increase (Decrease) in Net Assets Resulting from Operations	111,062	306,656
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(12,167)
Net Realized Gain	—	(14,164)
Class II:
Net Investment Income	—	(2,075)
Net Realized Gain	—	(2,446)
Total Distributions	—	(30,852)
Capital Share Transactions:(1)
Class I:
Subscriptions	92,867	229,816
Distributions Reinvested	—	26,331
Redemptions	(113,500)	(175,107)
Class II:
Subscriptions	169,564	288,332
Distributions Reinvested	—	4,521
Redemptions	(62,775)	(51,958)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	86,156	321,935
Total Increase (Decrease) in Net Assets	197,218	597,739
Net Assets:
Beginning of Period	1,318,653	720,914
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $25,854 and $18,111, Respectively)	$1,515,871	$1,318,653

(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,561	13,310
Shares Issued on Distributions Reinvested	—	1,609
Shares Redeemed	(5,727)	(10,573)
Net Increase (Decrease) in Class I Shares Outstanding	(1,166)	4,346
Class II:
Shares Subscribed	8,464	16,545
Shares Issued on Distributions Reinvested	—	277
Shares Redeemed	(3,161)	(2,991)
Net Increase (Decrease) in Class II Shares Outstanding	5,303	13,831

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended
	June 30, 2005		Year Ended December 31,
	(unaudited)		2004	2003	2002	2001	2000
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$20.49		$15.58	$11.33	$12.08	$11.51	$9.11
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.12	#	0.35 #	0.39 #	0.42 #	0.48	0.14
Net Realized and Unrealized Gain (Loss)	1.53		5.17	3.86	(0.51)	0.65	2.53
Total from Investment Operations	1.65		5.52	4.25	(0.09)	1.13	2.67
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)	—	(0.38)	(0.46)	(0.21)
Net Realized Gain	—		(0.33)	—	(0.28)	(0.10)	(0.06)
Total Distributions	—		(0.61)	—	(0.66)	(0.56)	(0.27)
Net Asset Value, End of Period	$22.14		$20.49	$15.58	$11.33	$12.08	$11.51
Total Return ±	8.11	%††	36.39%	37.51%	(0.79)%	9.84%	29.27%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,039,190		$985,211	$681,576	$484,644	$354,879	$272,915
Ratio of Expenses to Average Net Assets(1)	1.04	%**	1.06%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.22	%**	2.04%	2.97%	3.41%	4.40%	5.15%
Portfolio Turnover Rate	11	%††	11%	30%	30%	36%	34%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.04	%**	N/A	N/A	N/A	N/A	N/A
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A		N/A	1.11%	1.12%	1.15%	1.16%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	2.96%	3.39%	4.35%	5.08%

**	Annualized
#	Per share amount is based on average shares outstanding.
††	Not annualized
±	Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account.
If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Financial Highlights

U.S. Real Estate Portfolio

	Class II
					Period from
					November 5,
	Six Months Ended				2002* to
	June 30, 2005		Year Ended December 31,		December 31,
	(unaudited)		2004	2003	2002
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$20.38		$15.54	$11.33	$11.59
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.11		0.30	0.47	0.06
Net Realized and Unrealized Gain (Loss)	1.51		5.15	3.74	0.26
Total from Investment Operations	1.62		5.45	4.21	0.32
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)	—	(0.37)
Net Realized Gain	—		(0.33)	—	(0.21)
Total Distributions	—		(0.61)	—	(0.58)
Net Asset Value, End of Period	$22.00		$20.38	$15.54	$11.33
Total Return ±	7.95	%††	36.07%	37.16%	2.82%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$476,681		$333,442	$39,338	$167
Ratio of Expenses to Average Net Assets(1)	1.29	%**	1.31%	1.35%	1.35%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.06	%**	1.72%	2.72%	3.16%**
Portfolio Turnover Rate	11	%††	11%	30%	30%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.29	%**	N/A	N/A	N/A
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.39	%**	1.41%	1.46%	1.47	%**
Net Investment Income (Loss) to Average Net Assets	0.96	%**	1.62%	2.61%	3.04	%**

*	Commenced offering
**	Annualized
#	Per share amount is based on average shares outstanding.
††	Not annualized
±	Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account
If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Portfolio’s concentration in the real estate sector makes it subject to greater risk and volatility than other portfolios that are more diversified and the value of its shares may be substantially affected by economic events in the real estate industry. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.         Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.         Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidatethe collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.         Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund, Inc., the Portfolio has made a subscription commitment of $3,000,000 for which it will receive 6,000 shares of common stock. As of June 30, 2005, Cabot Industrial Value Fund, Inc. has drawn down $786,000, which represents 26.2% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT LLC I, the Portfolio has made a subscription commitment of $4,800,000 for which it will receive 4,800,000 Class A Units. As of June 30, 2005,BRCP REIT LLC I has drawn down $2,557,000, which represents 53.3% of the commitment.

4.         Restricted Securities: The Portfolio may invest in unregistered or otherwise restricted securities. The term restricted securities refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. The Portfolio would, in either case, bear market risks during that period.

5.         Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The U.S. Real Estate Portfolio owns shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually, in the following calendar year. A portion of distributions received from REITs during the year under review is estimated to be a return of capital and is recorded as a reduction of their cost.

B.  Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	From $500 million to $1 billion	More than $1 billion
0.80%	0.75%	0.70%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.10% for Class I shares and 1.35% for Class II shares.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2005, this waiver amounted to $189,000. Prior to April 29, 2004, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

E. Custodian Fees: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2004 and 2003 was as follows:

2004 Distributions Paid From:		2003 Distributions Paid From:
Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
(000)	(000)	(000)	(000)
$17,833	$13,019	$—	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of ) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to the differing treatments of return of capital and long-term capital gains adjustments relating to REIT holdings.

At December 31, 2004, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$21,721	$35,361

At June 30, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	Depreciation
(000)	(000)	(000)	(000)
$1,077,807	$446,703	$(3,892)	$442,811

H. Other: For the six months ended June 30, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $253,655,000 and $148,025,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2005.

At June 30, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 61.7% and 85.8%, for Class I and Class II shares, respectively.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Director and Officer Information

Directors

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Charles A. Fiumefreddo

James F. Higgins

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank

270 Park Avenue

New York, New York 10017

Officers

Mitchell M. Merin

President

Ronald E. Robison

Executive Vice President and Principal Executive Officer

Joseph J. McAlinden

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang

Vice President

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888- 378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Core Plus Fixed Income Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Expense Examples

Core Plus Fixed Income Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2005	June 30, 2005	January 1, 2005 — June 30, 2005

Class I
Actual	$1,000.00	$1,029.40	$3.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.41

Class II
Actual	1,000.00	1,028.70	4.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 0.68% and 0.93%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s  performance was lower than its performance peer group average for all three periods. The Board considered that the Portfolio’s performance, relative to its performance peer group, has improved during the last year from the two prior periods and discussed with the Adviser the reasons for the improved performance. The Board concluded that the Portfolio’s performance was improving and can reasonably be expected to be competitive with that of its performance peer group.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.   The Board noted that the rate was higher than the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio. The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board considered that in order to reduce the management fee and total expense ratio, the Adviser was waiving part of its management fee and was maintaining a cap of 0.70% of the Portfolio’s assets on all expenses of the Portfolio, excluding 12b-1 fees and brokerage commissions but including the management fee. The Board concluded that, with the fee waiver and expense cap in effect, the Portfolio’s management fee and total expense ratio were not excessive.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser.  The Board also considered that a broker–dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board concluded that the float benefits were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”).  The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount		Value
	(000)		(000)
Fixed Income Securities (108.2%)
Agency Adjustable Rate Mortgages (0.4%)
Government National Mortgage Association, Adjustable Rate Mortgages
3.375%, 4/20/25 - 6/20/25	$676		$687
3.75%, 7/20/25 - 9/20/27	155		158
4.125%, 12/20/25 - 11/20/27	71		73
4.375%, 1/20/25 - 2/20/28	480		489
			1,407
Agency Fixed Rate Mortgages (18.4%)
Federal Home Loan Mortgage Corporation, Conventional Pools
10.00%, 10/1/10	3		3
10.50%, 1/1/10 - 5/1/19	5		5
11.50%, 10/1/15 - 5/1/19	30		33
Gold Pools
5.00%, 12/1/18 - 4/1/20	3,050		3,087
6.50%, 7/1/32	26		27
6.50%, 10/1/29 - 9/1/32	411		426
7.00%, 3/1/32	20		21
7.50%, 6/1/20 - 11/1/32	3,767		4,036
8.00%, 8/1/30 - 1/1/31	133		143
8.50%, 1/1/29 - 8/1/30	152		166
9.50%, 12/1/22	15		16
10.00%, 6/1/17	18		20
July TBA
5.50%, 7/1/20	5,800	(a)	5,952
6.00%, 7/1/35	5,750	(a)	5,897
August TBA
5.50%, 8/1/20	3,100	(a)	3,178
Federal National Mortgage Association, Conventional Pools
6.50%, 9/1/28 - 10/1/33	9,440		9,138
7.00%, 10/1/27 - 8/1/32	1,542		1,627
7.50%, 6/1/25 - 8/1/32	2,619		2,800
8.00%, 10/1/29 - 9/1/32	4,421		4,756
8.50%, 4/1/30 - 5/1/32	1,457		1,590
9.50%, 11/1/21 - 4/1/30	274		304
10.00%, 9/1/10 - 5/1/22	81		92
10.50%, 1/1/16 - 5/1/22	763		862
11.00%, 6/1/19 - 11/1/20	381		433
11.50%, 11/1/19	6		6
12.00%, 11/1/11	9		10
13.00%, 10/1/15	1		1
July TBA
4.50%, 7/1/20	6,250	(a)	6,223
5.00%, 7/1/20	3,150	(a)	3,186
August TBA
5.00%, 8/1/20	3,025	(a)	3,055
Government National Mortgage Association, Various Pools
9.00%, 11/15/17 - 1/15/25	186		203
9.50%, 10/15/16 - 11/15/21	639		707
10.00%, 11/15/09 - 6/15/22	940		1,064
10.50%, 1/15/18 - 8/15/20	101		116
11.00%, 12/15/09 - 1/15/16	$23		$25
11.50%, 2/15/13 - 8/15/13	6		7
12.00%, 12/15/12 - 12/15/14	21		25
			59,240
Asset Backed Corporate (19.7%)
ACE Securities Corp.
3.436%, 7/25/35	2,325	(b)	2,315
American Express Credit Account Master Trust
3.33%, 11/16/09 - 12/15/09	4,325	(b)	4,335
Asset Backed Funding Certificates
3.394%, 1/25/35	1,381	(b)	1,382
3.444%, 6/25/22	221	(b)	221
3.504%, 6/25/25	810	(b)	811
Bank One Issuance Trust
3.59%, 5/17/10	2,000		1,986
Bear Stearns Asset Backed Securities, Inc.
3.514%, 9/25/34	1,001	(b)	1,003
Capital Auto Receivables Asset Trust
1.44%, 2/15/07	455		452
3.30%, 1/15/08	1,200	(b)	1,202
3.35%, 2/15/08	975		966
Carrington Mortgage Loan Trust
3.24%, 6/25/35	1,175	(b)	1,175
3.444%, 1/25/35	1,463	(b)	1,464
Citibank Credit Card Issuance Trust
6.875%, 11/16/09	1,730		1,844
Equifirst Mortgage Loan Trust
3.374%, 4/25/35	1,492	(b)	1,493
GE Capital Credit Card Master Note Trust
3.26%, 9/15/10	91,350	(b)	1,352
GE Dealer Floorplan Master Note Trust
3.31%, 7/20/08	1,250	(b)	1,251
GSAMP Trust
3.404%, 4/25/35	1,003	(b)	1,004
3.454%, 12/25/34	1,350	(b)	1,351
Honda Auto Receivables Owner Trust
2.52%, 2/15/07	1,287		1,283
JP Morgan Chase Commercial Mortgage Securities Corp.
3.406%, 4/16/19	1,369	(b)(c)	1,371
Long Beach Mortgage Loan Trust
3.394%, 4/25/35	1,819	(b)	1,821
3.454%, 2/25/35	1,391	(b)	1,392
Mastr Asset Backed Securities Trust
3.404%, 3/25/35	1,146	(b)	1,147
MBNA Credit Card Master Note Trust
3.36%, 2/16/10	1,800	(b)	1,806
MBNA Master Credit Card Trust USA
5.90%, 8/15/11	400		426
7.00%, 2/15/12	1,350		1,500
7.80%, 10/15/12	1,400		1,628
Merrill Auto Trust Securitization
3.31%, 4/25/08	2,250	(b)	2,252
Merrill Lynch Mortgage Investors, Inc.
3.414%, 9/25/35	1,026	(b)	1,027
3.514%, 8/25/35	683	(b)	684

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount		Value
	(000)		(000)
Asset Backed Corporate (cont’d)
New Century Home Equity Loan Trust
3.454%, 2/25/35	$946	(b)	$947
3.494%, 8/25/34	522	(b)	522
Novastar Home Equity Loan
3.434%, 6/25/35	2,051	(b)	2,053
Ownit Mortgage Loan Asset Backed Certificates
3.424%, 3/25/36	1,156	(b)	1,157
Park Place Securities, Inc.
3.394%, 6/25/35	1,620	(b)	1,620
Residential Asset Mortgage Products, Inc.
3.424%, 1/25/35	1,078	(b)	1,079
Residential Asset Securities Corp.
3.474%, 10/25/22	922	(b)	923
3.484%, 7/25/21	391	(b)	391
Residential Funding Mortgage Securities II
3.464%, 2/25/13	160	(b)	160
Saxon Asset Securities Trust
3.424%, 5/25/35	874	(b)	875
SLM Student Loan Trust
3.181%, 10/25/12	2,300	(b)	2,299
3.201%, 1/25/13	1,189	(b)	1,190
Specialty Underwriting & Residential Finance
3.424%, 12/25/35	1,294	(b)	1,295
Structured Asset Investment Loan Trust
3.30%, 7/25/35	2,425	(a)	2,425
3.414%, 4/25/34	213	(b)	214
Terwin Mortgage Trust
3.704%, 11/25/35	1,264	(b)	1,268
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	375		385
USAA Auto Owner Trust
2.41%, 2/15/07	493		492
Wachovia Auto Owner Trust
2.40%, 5/21/07	1,069		1,065
Wells Fargo Financial Auto Owner Trust
1.47%, 3/15/07	200		200
World Omni Auto Recievables Trust
2.58%, 7/12/07	848		845
			63,349
Collateralized Mortgage Obligations — Agency Collateral Series (0.7%)
Federal Home Loan Mortgage Corporation IO
5.00%, 9/15/14 - 6/15/17	5,688		428
6.00%, 5/1/31	969		141
6.50%, 4/1/28	854		114
7.50%, 12/1/29	63		10
8.00%, 1/1/28 - 6/1/31	111		21
IO, Inv Fl
4.73%, 3/15/32	567		45
4.78%, 3/15/32	431		35
5.33%, 10/15/29	62		3
Federal National Mortgage Association IO
5.00%, 2/25/15	$2,006		$95
6.00%, 8/25/32 - 7/25/33	1,945		285
6.50%, 2/25/33 - 5/25/33	2,255		359
7.00%, 4/25/33	912		159
7.50%, 11/1/29	219		37
8.00%, 4/1/24 - 8/1/31	968		184
9.00%, 11/1/26	16		4
IO, Inv Fl
4.31%, 2/17/31	345		28
4.686%, 12/25/27	41		1
4.786%, 12/25/29	158		5
4.886%, 10/25/28	217		12
5.34%, 3/18/30	65		3
Government National Mortgage Association IO, Inv FI, PAC
5.164%, 6/16/27	2,498		125
IO, Inv Fl
4.344%, 9/16/31	152		9
4.75%, 9/16/27	152		12
4.764%, 4/16/29	957		61
4.964%, 8/16/31	128		9
5.24%, 9/20/30	251		19
5.314%, 12/16/29	224		22
5.364%, 8/16/29	249		21
			2,247
Federal Agency (0.9%)
Federal Home Loan Mortgage Corporation
5.125%, 11/7/13	2,935		2,946
Finance (5.6%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	1,175	(c)	1,282
American General Finance Corp.
4.625%, 5/15/09 - 9/1/10	300		302
Axa Financial, Inc.
6.50%, 4/1/08	140		148
CIT Group, Inc.
3.65%, 11/23/07	300		296
Citigroup, Inc.
5.625%, 8/27/12	1,035		1,107
6.00%, 2/21/12	155		170
Countrywide Home Loans, Inc.
3.25%, 5/21/08	645		627
EOP Operating LP
4.75%, 3/15/14	80		79
6.763%, 6/15/07	100		104
7.50%, 4/19/29	60		72
Farmers Exchange Capital
7.05%, 7/15/28	705	(c)	765
Farmers Insurance Exchange
8.625%, 5/1/24	250	(c)	311
General Electric Capital Corp.
4.25%, 12/1/10	280		279
6.75%, 3/15/32	535		662

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount		Value
	(000)		(000)
Finance (cont’d)
Goldman Sachs Group, Inc.
5.25%, 10/15/13	$485		$501
Hartford Financial Services Group, Inc.
2.375%, 6/1/06	315		309
7.90%, 6/15/10	235		271
HSBC Finance Corp.
4.125%, 12/15/08	185		184
5.875%, 2/1/09	580		609
6.75%, 5/15/11	320		356
8.00%, 7/15/10	195		225
JPMorgan Chase & Co.
5.35%, 3/1/07	415		423
6.00%, 2/15/09	80		85
6.625%, 3/15/12	210		234
7.00%, 11/15/09	275		303
M&I Marshall & IIsley Bank
3.80%, 2/8/08	775		769
Mantis Reef Ltd.
4.692%, 11/14/08	630	(c)	632
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	775		741
MBNA Corp.
3.64%, 5/5/08	560	(b)	564
6.125%, 3/1/13	685		748
Nationwide Building Society
4.25%, 2/1/10	640	(c)	639
Prudential Holdings LLC
7.245%, 12/18/23	160	(c)	199
Reckson Operating Partnership LP
5.15%, 1/15/11	290		295
Residential Capital Corp.
6.375%, 6/30/10	440	(c)	443
SLM Corp.
4.00%, 1/15/10	450		445
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	490		496
Two-Rock Pass Through Trust
4.19%, 12/31/49	375	(b)(c)	372
Washington Mutual Bank FA
5.50%, 1/15/13	75		79
Washington Mutual, Inc.
8.25%, 4/1/10	520		598
World Financial Properties
6.91%, 9/1/13	1,176	(c)	1,275
			17,999
Industrials (10.8%)
Abitibi-Consolidated, Inc.
8.55%, 8/1/10	490		513
8.85%, 8/1/30	825		794
Aetna, Inc.
7.875%, 3/1/11	780		912
Albertson’s, Inc.
7.45%, 8/1/29	605		691
Altria Group, Inc.
7.00%, 11/4/13	$305		$342
7.75%, 1/15/27	315		379
ArvinMeritor, Inc.
8.75%, 3/1/12	185		194
AT&T Corp.
9.75%, 11/15/31	590		771
Autonation, Inc.
9.00%, 8/1/08	145		159
Beazer Homes USA, Inc.
6.875%, 7/15/15	310	(c)	308
Bowater Canada Finance Corp.
7.95%, 11/15/11	845		899
Brascan Corp.
7.125%, 6/15/12	285		321
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21	255		257
Caterpillar Financial Services Corp.
3.35%, 8/20/07	560	(b)	561
3.625%, 11/15/07	130		128
Clorox Co.
3.525%, 12/14/07	530	(b)	531
Comcast Cable Communications, Inc.
6.75%, 1/30/11	270		298
8.375%, 5/1/07	75		81
Consumers Energy Co.
4.00%, 5/15/10	195		190
4.80%, 2/17/09	275		279
5.375%, 4/15/13	80		83
Continental Airlines, Inc.
6.648%, 9/15/17	506		499
7.461%, 4/1/15	56		53
COX Communications, Inc.
4.625%, 1/15/10	375		374
DaimlerChrysler NA Holding Corp.
8.50%, 1/18/31	360		457
Deutsche Telekom International Finance BV
8.75%, 6/15/30	480		652
Echostar DBS Corp.
6.375%, 10/1/11	565		563
6.625%, 10/1/14	125		124
FBG Finance, Ltd.
5.125%, 6/15/15	480	(c)	483
FedEx Corp.
2.65%, 4/1/07	325		317
Fisher Scientific International, Inc.
6.75%, 8/15/14	295		310
Ford Motor Co.
7.45%, 7/16/31	230		193
Ford Motor Credit Co.
7.25%, 10/25/11	225		217
7.375%, 10/28/09	495		484
France Telecom S.A.
8.50%, 3/1/31	445		622

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

		Face Amount		Value
		(000)		(000)
Industrials (cont’d)
General Motors Acceptance Corp.
6.875%, 9/15/11		$1,385		$1,280
8.00%, 11/1/31		760		680
General Motors Corp.
7.25%, 7/3/13	EUR	295		309
8.375%, 7/15/33		$1,175		987
Harrah’s Operating Co., Inc.
5.625%, 6/1/15		270	(c)	276
HCA, Inc.
7.50%, 12/15/23		140		148
7.69%, 6/15/25		190		205
7.875%, 2/1/11		275		303
9.00%, 12/15/14		110		132
Health Net, Inc.
9.875%, 4/15/11		660		788
Hertz Corp.
7.625%, 8/15/07		85		87
Hutchison Whampoa International Ltd.
5.45%, 11/24/10		240	(c)	248
6.50%, 2/13/13		300	(c)	326
Hyatt Equities LLC
6.875%, 6/15/07		380	(c)	392
ICI Wilmington, Inc.
4.375%, 12/1/08		230		228
Interpublic Group of Cos., Inc.
5.40%, 11/15/09		345		330
Iron Mountain, Inc.
6.625%, 1/1/16		180		167
7.75%, 1/15/15		268		271
JC Penney, Inc.
7.40%, 4/1/37		360		391
Kerr-McGee Corp.
5.875%, 9/15/06		95		97
7.875%, 9/15/31		485		555
Kraft Foods, Inc.
5.625%, 11/1/11		330		351
Lear Corp.
8.11%, 5/15/09		160		166
Lenfest Communications, Inc.
7.625%, 2/15/08		245		263
LG Electronics, Inc.
5.00%, 6/17/10		240	(c)	241
Meritor Automotive, Inc.
6.80%, 2/15/09		190		189
MGM Mirage
6.75%, 9/1/12		330		342
8.50%, 9/15/10		515		574
Miller Brewing Co.
4.25%, 8/15/08		450	(c)	448
Mohawk Industries, Inc.
7.20%, 4/15/12		220		252
New Cingular Wireless Services, Inc.
8.75%, 3/1/31		215		302
News America Holdings
7.75%, 2/1/24		$140		$169
Norfolk Southern Corp.
7.35%, 5/15/07		305		322
Northrop Grumman Corp.
4.079%, 11/16/06		305		304
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		100		97
Pemex Project Funding Master Trust
7.375%, 12/15/14		465		523
8.625%, 2/1/22		660		815
9.125%, 10/13/10		180		211
Plains Exploration & Production Co.
7.125%, 6/15/14		95		102
Raytheon Co.
8.30%, 3/1/10		245		284
Safeway, Inc.
7.25%, 2/1/31		230		267
Sappi Papier Holding AG
6.75%, 6/15/12		260	(c)	278
Sealed Air Corp.
5.625%, 7/15/13		565	(c)	582
Sprint Capital Corp.
8.375%, 3/15/12		265		319
8.75%, 3/15/32		145		202
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07		95		100
7.875%, 5/1/12		560		634
Systems 2001 Asset Trust LLC
6.664%, 9/15/13		628	(c)	685
TCI Communications, Inc.
7.875%, 2/15/26		190		238
Telecom Italia Capital S.A.
4.00%, 1/15/10		625	(c)	608
Tenet Healthcare Corp.
6.875%, 11/15/31		100		85
7.375%, 2/1/13		365		362
Time Warner, Inc.
7.625%, 4/15/31		205		257
7.70%, 5/1/32		160		203
Tyco International Group S.A.
5.80%, 8/1/06		145		148
Union Pacific Corp.
5.214%, 9/30/14		120	(c)	124
6.625%, 2/1/08		60		63
6.65%, 1/15/11		165		184
6.79%, 11/9/07		130		138
Verizon New England, Inc.
6.50%, 9/15/11		120		131
WellPoint, Inc.
3.75%, 12/14/07		175		173
4.25%, 12/15/09		165		164
Weyerhaeuser Co.
6.00%, 8/1/06		230		234

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount		Value
	(000)		(000)
Industrials (cont’d)
WPP Finance UK Corp.
5.875%, 6/15/14	$335		$355
			34,728
Metals (0.0%)
Glencore Nickel Property Ltd.
9.00%, 12/1/14	180	(d)(e)	—	@

Mortgages — Other (0.5%)
Countrywide Alternative Loan Trust
3.504%, 7/25/34	170	(b)	170
Federal National Mortgage Association
7.00%, 9/25/32	660		692
Thornburg Mortgage Securities Trust
3.464%, 6/25/44	414	(b)	414
Washington Mutual, Inc.
3.385%, 7/25/44	498	(b)	499
			1,775
Sovereign (0.8%)
Russian Federation
5.00%, 3/31/30	750	(c)(f)	844
United Mexican States
8.00%, 9/24/22	155		190
8.30%, 8/15/31	400		499
8.375%, 1/14/11	1,020		1,190
			2,723
U.S. Treasury Securities (48.3%)
U.S. Treasury Bonds
6.125%, 8/15/29	7,000		8,940
6.375%, 8/15/27	2,025		2,626
8.125%, 8/15/19	6,025		8,539
8.50%, 2/15/20	8,400		12,323
8.75%, 8/15/20	1,600		2,408
U.S. Treasury Notes
3.875%, 2/15/13	1,400		1,402
4.25%, 8/15/13	17,025		17,456
U.S. Treasury Strips IO
3.78%, 5/15/11	3,900		3,132
4.14%, 5/15/16	5,500		3,523
4.24%, 2/15/21	10,375		5,297
4.28%, 8/15/18	1,700		975
4.30%, 2/15/19	10,000		5,601
4.31%, 5/15/19	3,400		1,882
4.32%, 8/15/19	16,600		9,078
4.33%, 11/15/19	2,850		1,540
4.34%, 2/15/20	11,630		6,208
4.35%, 5/15/20 - 8/15/20	20,525		10,778
4.36%, 5/15/21	33,630		16,959
4.38%, 11/15/21 - 2/15/22	16,375		8,031
4.39%, 5/15/22	14,100		6,777
4.40%, 11/15/22 - 2/15/23	8,950		4,166
PO
5/15/21 - 2/15/27	$39,300		$17,889
			155,530
Utilities (2.1%)
Arizona Public Service Co.
5.80%, 6/30/14	435		468
6.75%, 11/15/06	145		150
CC Funding Trust I
6.90%, 2/16/07	275		287
Cincinnati Gas & Electric
5.70%, 9/15/12	195		209
Consolidated Natural Gas Co.
5.00%, 12/1/14	310		314
6.25%, 11/1/11	425		464
Detroit Edison Co.
4.80%, 2/15/15	240	(c)	242
6.125%, 10/1/10	205		221
Entergy Gulf States, Inc.
3.60%, 6/1/08	195		191
3.73%, 12/1/09	260	(b)	261
Exelon Corp.
6.75%, 5/1/11	295		328
Monongahela Power Co.
5.00%, 10/1/06	210		212
Nevada Power Co.
9.00%, 8/15/13	275		311
Nisource Finance Corp.
3.854%, 11/23/09	300	(b)	301
7.625%, 11/15/05	310		314
Pacific Gas & Electric Co.
6.05%, 3/1/34	430		476
PSEG Energy Holdings LLC
7.75%, 4/16/07	320		332
8.625%, 2/15/08	155		165
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	415	(c)	496
Reliant Energy, Inc.
6.75%, 12/15/14	65		64
Sempra Energy
4.621%, 5/17/07	195		196
Texas Eastern Transmission LP
7.00%, 7/15/32	295		362
TXU Corp.
6.375%, 6/15/06	180		184
Wisconsin Electric Power
3.50%, 12/1/07	120		118
			6,666
Total Fixed Income Securities (Cost $332,812)			348,610

Shares
Preferred Stock (0.1%)
Mortgages — Other (0.1%)
Home Ownership Funding Corp.,
13.33% (Cost $555)	1,550	(c)	523

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount		Value
	(000)		(000)
Short-Term Investments (3.7%)
Discount Notes (3.1%)
Federal Home Loan Bank
3.10%, 7/13/05	$5,000		$4,995
3.30%, 8/12/05	5,000		4,981
			9,976
Repurchase Agreement (0.4%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $1,416	1,416	(g)	1,416
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
3.00%, 7/14/05	500	(h)	499
Total Short-Term Investments (Cost $11,892)			11,891
Total Investments (112.0%) (Cost $345,259)			361,024
Liabilities in Excess of Other Assets (12.0%)			(38,797)
Net Assets (100%)			$322,227

(a)                                  Security is subject to delayed delivery.

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2005.

(c)                                  144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 Security was valued at fair value — At June 30, 2005, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.

(e)                                  Security is in default.

(f)                                    Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.

(g)                                 Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                                 All or a portion of the security was pledged to cover margin requirements for futures contracts.

@                                    Face Amount/Value is less than $500.

EUR                        Euro

Inv Fl                 Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate.  The rates shown are those in effect on June 30, 2005.

IO                                   Interest Only

PAC                       Planned Amortization Class

PO                                Principal Only

TBA                      To Be Announced

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	258	$313	7/26/05	USD	335	$335	$22

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
10 Year U.S.
Treasury Note	202	$22,921	Sep-05	$188

Short:

Eurex Euro Bund	2	299	Sep-05	(3)
U.S. Treasury
Long Bond	12	1,425	Sep-05	(3)
2 Year U.S.
Treasury Note	310	64,383	Sep-05	93
5 Year U.S.
Treasury Note	525	57,168	Sep-05	(41)
				$234

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*                 Industries and/or investment types which do not appear in the top 10 industries and/or investment types, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities

June 30, 2005
(000)
Assets:
Investments, at Value (Cost $345,259)	$361,024
Receivable for Forward Commitments	6,237
Interest Receivable	2,406
Due from Broker	2,054
Receivable for Investments Sold	335
Receivable for Portfolio Shares Sold	221
Unrealized Appreciation on Foreign Currency Exchange Contracts	22
Unrealized Appreciation on Swap Agreements	5
Other Assets	5
Total Assets	372,309
Liabilities:
Payable for Forward Commitments	36,069
Unrealized Depreciation on Swap Agreements	8,840
Interest Payable for Swap Agreements	4,058
Payable for Portfolio Shares Redeemed	423
Investment Advisory Fees Payable	290
Payable for Investments Purchased	258
Administration Fees Payable	65
Custodian Fees Payable	7
Distribution Fees — Class II Shares	6
Overdraft Payable	4
Directors’ Fees and Expenses Payable	2
Other Liabilities	60
Total Liabilities	50,082
NET ASSETS	$322,227
Net Assets Consist of:
Paid-in Capital	$297,500
Undistributed (Distributions in Excess of) Net Investment Income	16,505
Accumulated Net Realized Gain (Loss)	1,037
Unrealized Appreciation (Depreciation) on:
Investments	15,765
Foreign Currency Exchange Contracts and Translations	21
Futures Contracts	234
Swap Agreements	(8,835)
Net Assets	$322,227
CLASS I:
Net Assets	$290,405
Net Asset Value, Offering and Redemption Price Per Share Applicable to 24,409,406 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.90
CLASS II:
Net Assets	$31,822
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,688,487 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.84

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations

Six Months Ended June 30, 2005
(000)
Investment Income:
Interest	$6,254
Dividends	20
Total Investment Income	6,274
Expenses:
Investment Advisory Fees (Note B)	578
Administration Fees (Note C)	383
Distribution Fees — Class II Shares (Note D)	47
Shareholder Reporting Fees	44
Professional Fees	10
Custodian Fees (Note E)	12
Directors’ Fees and Expenses	2
Other	13
Total Expenses	1,089
Distribution Fees — Class II Shares Waived (Note D)	(13)
Expense Offset (Note E)	— @
Net Expenses	1,076
Net Investment Income	5,198
Realized Gain (Loss) on:
Investments Sold	2,286
Foreign Currency Transactions	118
Futures Contracts	(77)
Swap Agreements	355
Net Realized Gain (Loss)	2,682
Change in Unrealized Appreciation (Depreciation) on:
Investments	8,776
Foreign Currency Exchange Contracts and Translations	98
Futures Contracts	215
Swap Agreements	(7,906)
Net Change in Unrealized Appreciation (Depreciation)	1,183
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	3,865
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,063

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Core Plus Fixed Income Portfolio

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended
	(unaudited)	December 31, 2004
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$5,198	$8,831
Net Realized Gain (Loss)	2,682	4
Net Change in Unrealized Appreciation (Depreciation)	1,183	(671)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,063	12,972
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(10,616)
Net Realized Gain	—	(639)
Class II:
Net Investment Income	—	(543)
Net Realized Gain	—	(33)
Total Distributions	—	(11,831)
Capital Share Transactions:(1)
Class I:
Subscriptions	37,552	42,188
Distributions Reinvested	—	11,255
Redemptions	(39,633)	(97,323)
Class II:
Subscriptions	9,047	17,578
Distributions Reinvested	—	576
Redemptions	(1,115)	(1,969)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,851	(27,695)
Total Increase (Decrease) in Net Assets	14,914	(26,554)
Net Assets:
Beginning of Period	307,313	333,867
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $16,505 and $11,307, Respectively)	$322,227	$307,313

(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,208	3,657
Shares Issued on Distributions Reinvested	—	1,002
Shares Redeemed	(3,401)	(8,392)
Net Increase (Decrease) in Class I Shares Outstanding	(193)	(3,733)
Class II:
Shares Subscribed	778	1,531
Shares Issued on Distributions Reinvested	—	51
Shares Redeemed	(96)	(171)
Net Increase (Decrease) in Class II Shares Outstanding	682	1,411

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Cash Flows

Six Months Ended June 30, 2005
(000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$99,492
Proceeds from Sales of Forward Commitments	192,571
Purchases of Investments	(100,467)
Purchases of Forward Commitments	(209,940)
Net (Increase) Decrease in Short-Term Investments	5,758
Net Realized Gain (Loss) on Foreign Currency Transactions	118
Net Realized Gain (Loss) on Futures Contracts	(77)
Net Realized Gain (Loss) on Swap Agreements	355
Net Investment Income	5,198
Adjustments to Reconcile Net Investment Income to Net Cash Provided (Used) in Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	(96)
Net Increase (Decrease) in Payables Related to Operations	952
Accretion/Amortization of Discounts and Premiums	(39)
Net Cash Provided (Used) in Operating Activities	(6,175)
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	46,564
Payment on Portfolio Shares Redeemed	(40,390)
Net Cash Provided (Used) in Financing Activities	6,174
Net Increase (Decrease) in Cash	(1)
Cash at Beginning of Period	1
Cash at End of Period	$—

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended
	June 30, 2005		Year Ended December 31,
	(unaudited)		2004	2003	2002	2001	2000
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$11.55		$11.54	$11.12	$10.85	$10.51	$1 0.05
Income (Loss) from Investment Operations
Net Investment Income	0.20	#	0.33 #	0.27 #	0.39 #	0.42	0.64
Net Realized and Unrealized Gain (Loss)	0.15		0.15	0.25	0.41	0.56	0.47
Total from Investment Operations	0.35		0.48	0.52	0.80	0.98	1.11
Distributions from and/or in Excess of:
Net Investment Income	—		(0.44)	(0.01)	(0.41)	(0.46)	(0.65)
Net Realized Gain	—		(0.03)	(0.09)	(0.12)	(0.18)	—
Total Distributions	—		(0.47)	(0.10)	(0.53)	(0.64)	(0.65)
Net Asset Value, End of Period	$11.90		$11.55	$11.54	$11.12	$10.85	$1 0.51
Total Return ±	2.94	%††	4.37%	4.64%	7.33%	9.32%	11.08%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$290,405		$284,223	$327,000	$280,929	$153,339	$91,343
Ratio of Expenses to Average Net Assets (1)	0.68	%**	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets (1)	3.39	%**	2.90%	2.36%	3.49%	4.89%	6.52%
Portfolio Turnover Rate^	87	%††	287%	123%	90%	71%	73%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including
Expense Offsets	0.68	%**	N/A	N/A	N/A	N/A	N/A
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A		0.72%	0.73%	0.73%	0.71%	0.89%
Net Investment Income to Average Net Assets	N/A		2.88%	2.33%	3.46%	4.88%	6.33%

**          Annualized

#                 Per share amount is based on average shares outstanding.

††            Not annualized

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account.

If performance information included the effect of these additional charges, the total return would be lower.

^                  The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended December 31, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004	Period from May 1, 2003* to December 31, 2003
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$11.51		$11.52	$11.37
Income (Loss) from Investment Operations
Net Investment Income#	0.18		0.30	0.14
Net Realized and Unrealized Gain (Loss)	0.15		0.16	0.11
Total from Investment Operations	0.33		0.46	0.25
Distributions from and/or in Excess of:
Net Investment Income	—		(0.44)	(0.01)
Net Realized Gain	—		(0.03)	(0.09)
Total Distributions	—		(0.47)	(0.10)
Net Asset Value, End of Period	$11.84		$11.51	$1 1.52
Total Return ±	2.87	%††	4.07%	2.16	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$31,822		$23,090	$6,867
Ratio of Expenses to Average Net Assets (1)	0.93	%**	0.95%	0.95	%**
Ratio of Net Investment Income to Average Net Assets (1)	3.14	%**	2.66%	2.11	%**
Portfolio Turnover Rate^	87	%††	287%	123	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.03	%**	1.07%	1.08	%**
Net Investment Income to Average Net Assets	3.04	%**	2.54%	1.98	%**
Ratios of Expenses to Average Net Assets Including Expense Offsets	0.93	%**	N/A	N/A

*                 Commenced offering

**          Annualized

#                 Per share amount is based on average shares outstanding.

††            Not annualized

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account.

If performance information included the effect of these additional charges, the total return would be lower.

^                  The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended December 31, 2004.  The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.       Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2.  Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

3.       Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•        investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•        investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.       Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

5.       Forward Commitments and When-Issued/ Delayed Delivery Securities: The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause a Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s portfolio securities.

6.       Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

7.       Swap Agreements: The Portfolio may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. The following summarizes swaps which may be entered into by the Portfolio.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the Statement of Operations.

Realized gains or losses on maturity or termination of swap agreements are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value of open swaps reported in the Statement of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterpar-ties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/or favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the date of default.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

At June 30, 2005, the Portfolio had open swap agreements as follows:

Counterparty	Termination Date	Notional Amount (000)	Type	Pay	Receive	Net Unrealized Appreciation (Depreciation) (000)
Bank of America
	6/28/05	$4,900	TRS	3 month LIBOR	Index Return(1)	$5
	8/15/19	7,100	ZCS	at maturity	compounded 3 month LIBOR	(302)
	8/15/19	7,000	ZCS	at maturity	compounded 3 month LIBOR	(296)
	2/15/22	3,000	ZCS	at maturity	compounded 3 month LIBOR	(135)
	5/16/22	7,500	ZCS	at maturity	compounded 3 month LIBOR	(333)
	5/16/22	6,600	ZCS	at maturity	compounded 3 month LIBOR	(268)
Citigroup	2/15/19	7,000	ZCS	at maturity	compounded 3 month LIBOR	(285)
	5/15/19	2,900	ZCS	at maturity	compounded 3 month LIBOR less 7.125 bps	(161)
	11/15/19	1,150	ZCS	at maturity	compounded 3 month LIBOR less 7.9 bps	(72)
	2/15/20	1,200	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	(40)
	2/15/20	1,200	ZCS	at maturity	compounded 3 month LIBOR less2.75 bps	(39)
	2/15/20	4,200	ZCS	at maturity	compounded 3 month LIBOR less 4.14 bps	(164)
	2/15/20	2,025	ZCS	at maturity	compounded 3 month LIBOR less 4.882 bps	(83)
	5/15/20	1,750	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	(52)
	5/15/20	1,275	ZCS	at maturity	compounded 3 month LIBOR less 6 bps	(62)
	5/15/20	5,450	ZCS	at maturity	compounded 3 month LIBOR less 5.75 bps	(289)
	5/15/20	3,750	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	(182)
	8/15/20	1,850	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(107)
	2/15/21	1,500	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(102)
	5/15/21	6,000	ZCS	at maturity	compounded 3 month LIBOR less 8 bps	(430)
	5/15/21	1,400	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(101)
	5/15/21	1,400	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(99)
	5/15/21	4,000	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(299)
	5/15/21	1,070	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(81)
	5/15/21	1,130	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(83)
	5/15/21	1,180	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(90)
	5/15/21	3,900	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	(208)
	5/15/21	1,950	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(95)
	5/15/21	1,950	ZCS	at maturity	compounded 3 month LIBOR less 3 bps	(35)
	5/15/21	5,750	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(46)
	11/15/21	1,950	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(111)
	11/15/21	6,750	ZCS	at maturity	compounded 3 month LIBOR less 3.7 bps	(404)
	11/15/21	1,950	ZCS	at maturity	compounded 3 month LIBOR less 4.25 bps	(111)
	2/15/22	1,750	ZCS	at maturity	compounded 3 month LIBOR less 10 bps	(66)
	8/15/22	2,300	ZCS	at maturity	compounded 3 month LIBOR less 7 bps	(179)
	8/15/22	3,000	ZCS	at maturity	compounded 3 month LIBOR less 10 bps	(107)
	2/15/23	2,000	ZCS	at maturity	compounded 3 month LIBOR less 11.5 bps	(85)
	2/15/23	5,000	ZCS	at maturity	compounded 3 month LIBOR less 12 bps	(303)
Credit Suisse First Boston
	5/15/16	5,500	ZCS	at maturity	compounded 3 month LIBOR	(180)
	8/15/18	1,700	ZCS	at maturity	compounded 3 month LIBOR	(117)
	2/15/19	3,000	ZCS	at maturity	compounded 3 month LIBOR	(109)
	5/15/19	500	ZCS	at maturity	compounded 3 month LIBOR	(20)
	8/15/19	2,500	ZCS	at maturity	compounded 3 month LIBOR	(182)
	11/15/19	1,700	ZCS	at maturity	compounded 3 month LIBOR	(127)
	2/15/21	4,150	ZCS	at maturity	compounded 3 month LIBOR	(317)
	5/15/21	5,850	ZCS	at maturity	compounded 3 month LIBOR	(338)
	5/15/21	5,850	ZCS	at maturity	compounded 3 month LIBOR	(284)
	5/15/21	1,950	ZCS	at maturity	compounded 3 month LIBOR	(68)

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

Counterparty	Termination Date	Notional Amount (000)	Type	Pay	Receive	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	2/15/20	$1,130	ZCS	at maturity	compounded 3 month LIBOR	$(80)
	2/15/20	700	ZCS	at maturity	compounded 3 month LIBOR	(28)
	2/15/20	1,175	ZCS	at maturity	compounded 3 month LIBOR	(48)
	5/15/20	450	ZCS	at maturity	compounded 3 month LIBOR	(15)
	8/15/20	6,000	ZCS	at maturity	compounded 3 month LIBOR	(198)
	2/15/21	4,500	ZCS	at maturity	compounded 3 month LIBOR	(354)
	2/15/21	225	ZCS	at maturity	compounded 3 month LIBOR	(12)
	11/15/21	1,950	ZCS	at maturity	compounded 3 month LIBOR	(96)
	11/15/21	3,425	ZCS	at maturity	compounded 3 month LIBOR	(197)
	8/15/22	1,850	ZCS	at maturity	compounded 3 month LIBOR	(119)
	11/15/22	1,950	ZCS	at maturity	compounded 3 month LIBOR	(46)
						$(8,835)

(1) Receive if positive (pay if negative), the total rate of return on the Banc of America Securities LLC AAA 10-year Commercial Mortgage-Backed Securities Daily Index.

bps   — basis points

TRS  — Total Return Swap

ZCS  — Zero Coupon Interest Rate Swap

8.       Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1 billion	More than $1 billion
0.375%	0.30%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.70% for Class I shares and 0.95% for Class II shares.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2005, this waiver amounted to $13,000.  Prior to April 29, 2004, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

and an affiliate of MS Investment Management served as the distributor.

E. Custodian Fees: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses.  These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2004 and 2003 was as follows:

2004 Distributions Paid From:		2003 Distributions Paid From:
Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
(000)	(000)	(000)	(000)
$11,831	$—	$2,610	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to the differing treatments of gains and losses related to principal payments from mortgage-related securities and swap agreements gains and losses.

At December 31, 2004, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain
(000)	(000)
$13,754	$—

At June 30, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)
(000)	(000)	(000)	(000)
$345,259	$18,991	$(3,226)	$15,765

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2004, the Portfolio deferred to January 1, 2005, for U.S. Federal income tax purposes, post-October capital losses of $531,000.

H. Other: For the six months ended June 30, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $261,382,000 and $284,955,000, respectively. For the six months ended June 30, 2005, purchases and sales of long-term U.S. Government securities were $32,933,000 and $13,025,000, respectively.

At June 30, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 64.4% and 91.0% for Class I and Class II shares, respectively.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Director and Officer Information

Directors

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Charles A. Fiumefreddo

James F. Higgins

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank

270 Park Avenue

New York, New York 10017

Officers

Mitchell M. Merin

President

Ronald E. Robison

Executive Vice President and Principal Executive Officer

Joseph J. McAlinden

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang

Vice President

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Technology Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Expense Example

Technology Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 — June 30, 2005

Actual	$1,000.00	$933.10	$5.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

* Expenses are equal to Portfolio’s annualized net expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s  performance was lower than its performance peer group average for all three periods. The Board considered that the Portfolio’s performance, relative to its performance peer group, has steadily improved, as the gap between the Portfolio’s performance and the average of its performance peer group has steadily narrowed from the five- to the three- to the one-year period. The Board concluded that the Portfolio’s performance was improving and can reasonably be expected to continue to improve.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement and the total expense ratio of the Portfolio. The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board considered that in order to reduce the management fee and total expense ratio, the Adviser was waiving part of its management fee and was maintaining a cap of 1.15% of the Portfolio’s assets on all expenses of the Portfolio, excluding brokerage commissions but including the management fee. The Board concluded that, with the fee waiver and expense cap in effect, the Portfolio’s management fee and total expense ratio were not excessive.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments

Technology Portfolio

	Shares		Value (000)
Common Stocks (98.5%)
Biotechnology (0.5%)
Alexion Pharmaceuticals, Inc.	6,000	(a)	$138
Broadcasting (TV — Radio & Cable) (1.6%)
IAC/InterActiveCorp	17,550	(a)	422
Cellular/Wireless Telecommunications (1.8%)
Nextel Communications, Inc., Class A	15,250	(a)	493
Communications Equipment (12.1%)
Andrew Corp.	24,400	(a)	311
AudioCodes Ltd.	11,200	(a)	111
Comverse Technology, Inc.	21,200	(a)	501
Corning, Inc.	51,500	(a)	856
Lucent Technologies, Inc.	60,100	(a)	175
Motorola, Inc.	11,700		214
NeuStar Inc., Class A	1,458	(a)	37
Nortel Networks Corp.	54,200	(a)	142
Qualcomm, Inc.	22,092		729
Tellabs, Inc.	18,700	(a)	163
			3,239
Computers (Hardware) (7.6%)
Apple Computer, Inc.	7,200	(a)	265
Dell, Inc.	19,300	(a)	763
Emulex Corp.	13,600	(a)	248
Juniper Networks, Inc.	22,551	(a)	568
Sun Microsystems, Inc.	48,500	(a)	181
			2,025
Computers (Networking) (6.2%)
Cisco Systems, Inc.	74,256	(a)	1,419
Network Appliance, Inc.	8,800	(a)	249
			1,668
Computers (Peripherals) (3.9%)
ATI Technologies, Inc.	8,300	(a)	98
EMC Corp./Massachusetts	69,650	(a)	955
			1,053
Computers (Software/Services) (35.7%)
Adobe Systems, Inc.	6,694		192
Akamai Technologies, Inc.	21,400	(a)	281
Amdocs Ltd.	5,300	(a)	140
Check Point Software Technologies Ltd.	12,650	(a)	250
Covad Communications Group, Inc.	477	(a)	1
eBay, Inc.	8,100	(a)	267
Electronic Arts, Inc.	2,700	(a)	153
Google, Inc., Class A	1,550	(a)	456
Mercury Interactive Corp.	20,800	(a)	798
Microsoft Corp.	62,150		1,544
Netease.com ADR	4,600	(a)	263
Oracle Corp.	87,200	(a)	1,151
Overstock.com, Inc.	1,300	(a)	46
Red Hat, Inc.	35,600	(a)	466
Salesforce.com, Inc.	17,300	(a)	354
Shanda Interactive Entertainment Ltd. ADR	2,600	(a)	96
Sonus Networks, Inc.	35,800	(a)	171
Symantec Corp.	25,400	(a)	552
VeriSign, Inc.	19,150	(a)	551
Veritas Software Corp.	50,400	(a)	1,230
Yahoo!, Inc.	17,094	(a)	$592
			9,554
Electronics (Defense) (0.6%)
Verint Systems, Inc.	5,300	(a)	171
Electronics (Semiconductors) (22.0%)
Advanced Micro Devices, Inc.	11,500	(a)	199
Analog Devices, Inc.	6,123		228
Broadcom Corp., Class A	7,721	(a)	274
Integrated Device Technology, Inc.	15,300	(a)	165
Intel Corp.	60,736		1,583
Kopin Corp.	26,300	(a)	134
Linear Technology Corp.	12,525		460
Marvell Technology Group Ltd.	19,500	(a)	742
Maxim Integrated Products, Inc.	12,100		462
National Semiconductor Corp.	17,300		381
PMC-Sierra, Inc.	39,600	(a)	369
Texas Instruments, Inc.	22,621		635
Xilinx, Inc.	10,772		275
			5,907
Entertainment (0.8%)
Comcast Corp., Class A	6,700	(a)	206
Equipment (Semiconductors) (5.2%)
Applied Materials, Inc.	25,825		418
Cymer, Inc.	6,200	(a)	163
KLA-Tencor Corp.	10,172		445
Novellus Systems, Inc.	8,397	(a)	207
Tessera Technologies, Inc.	4,900	(a)	164
			1,397
Services (Commercial & Consumer) (0.5%)
Gemstar-TV Guide International, Inc.	32,900	(a)	118
Total Common Stocks (Cost $25,159)			26,391

	Face
	Amount
	(000)
Short-Term Investment (2.8%)
Repurchase Agreement (2.8%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $764 (Cost $764)	$764	(b)	764
Total Investments (101.3%) (Cost $25,923)			27,155
Liabilities in Excess of Other Assets (-1.3%)			(353)
Net Assets (100%)			$26,802

(a)                                  Non-income producing security

(b)                                 Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR                     American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Technology Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*                 Industries which do not appear in the top 10 industries, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Technology Portfolio

Statement of Assets and Liabilities

June 30, 2005
(000)
Assets:
Investments, at Value (Cost $25,923)	$27,155
Receivable for Portfolio Shares Sold	505
Dividends Receivable	1
Other Assets	1
Total Assets	27,662
Liabilities:
Payable for Investments Purchased	767
Investment Advisory Fees Payable	40
Payable for Portfolio Shares Redeemed	16
Administration Fees Payable	6
Custodian Fees Payable	4
Directors’ Fees and Expenses Payable	1
Other Liabilities	26
Total Liabilities	860
NET ASSETS	$26,802
Net Assets Consist of:
Paid-in Capital	$101,420
Undistributed Net Investment Income (Accumulated Net Investment Loss)	(112)
Accumulated Net Realized Gain (Loss)	(75,738)
Unrealized Appreciation (Depreciation) on Investments	1,232
Net Assets	$26,802
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,991,472 outstanding $0.001 par value shares (authorized 500,000,000 shares)	$3.35

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Technology Portfolio

Statement of Operations

Six Months Ended June 30, 2005
(unaudited)
(000)
Investment Income:
Dividends	$42
Interest	8
Total Investment Income	50
Expenses:
Investment Advisory Fees (Note B)	112
Administration Fees (Note C)	33
Shareholder Reporting Fees	19
Professional Fees	10
Custodian Fees (Note D)	6
Other	2
Total Expenses	182
Investment Advisory Fees Waived (Note B)	(20)
Expense Offset (Note D)	— @
Net Expenses	162
Net Investment Income (Loss)	(112)
Net Realized Gain (Loss) on:
Investments Sold	486
Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,429)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(1,943)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,055)

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended
	(unaudited)	December 31, 2004
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$(112)	$(86)
Net Realized Gain (Loss)	486	2,556
Net Change in Unrealized Appreciation (Depreciation)	(2,429)	(3,915)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,055)	(1,445)
Capital Share Transactions:(1)
Subscriptions	4,616	5,698
Redemptions	(7,773)	(11,680)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,157)	(5,982)
Total Increase (Decrease) in Net Assets	(5,212)	(7,427)
Net Assets:
Beginning of Period	32,014	39,441
End of Period (Including Accumulated Net Investment Loss of $(112) in 2005)	$26,802	$32,014

(1)	Capital Share Transactions:
	Shares Subscribed	1,404	1,610
	Shares Redeemed	(2,339)	(3,477)
	Net Increase (Decrease) in Capital Shares Outstanding	(935)	(1,867)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Financial Highlights

Technology Portfolio

	Six Months Ended
	June 30, 2005		Year Ended December 31,
	(unaudited)		2004	2003	2002	2001	2000
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$3.59		$3.65	$2.47	$4.84	$9.47	$12.38
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.01	)#	(0.01)#	(0.03)#	(0.03)#	(0.04)	(0.07)
Net Realized and Unrealized Gain (Loss)	(0.23)		(0.05)	1.21	(2.34)	(4.59)	(2.84)
Total from Investment Operations	(0.24)		(0.06)	1.18	(2.37)	(4.63)	(2.91)
Distributions from and/or in Excess of:
Net Realized Gain	—		—	—	—	—	(0.00)†
Net Asset Value, End of Period	$3.35		$3.59	$3.65	$2.47	$4.84	$9.47
Total Return ±	(6.69	)%††	(1.64)%	47.77%	(48.97)%	(48.89)%	(23.49)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$26,802		$32,014	$39,441	$25,117	$43,605	$57,354
Ratio of Expenses to Average Net Assets(1)	1.15	%**	1.15%	1.15%	1.15%	1.17%	1.15%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		N/A	1.15%	N/A	1.15%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.80	)%**	(0.25)%	(0.96)%	(1.02)%	(0.95)%	(0.85)%
Portfolio Turnover Rate	47	%††	80%	108%	140%	71%	139%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.15	%**	N/A	N/A	N/A	N/A	N/A
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.30	%**	1.29%	1.33%	1.29%	1.31%	1.36%
Net Investment Income (Loss) to Average Net Assets	(0.94	)%**	(0.39)%	(1.14)%	(1.16)%	(1.09)%	(1.06)%

**          Annualized

#                 Per share amount is based on average shares outstanding.

††            Not annualized

†                  Amount is less than $0.005 per share.

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account.

If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Technology Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies that the Adviser expects will benefit from their involvement in technology and technology-related industries. The Portfolio’s concentration in the technology sector makes it subject to greater risk and volatility than portfolios that are more diversified, and the value of its shares may be substantially affected by economic events.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	From $500 million to $1 billion	More than $1 billion
0.80%	0.75%	0.70%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%. For the six months ended June 30, 2005, this waiver amounted to $20,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.

D. Custodian Fees: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses.  These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Portfolio had no distributions paid during 2004 and 2003.

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to differing treatments for net investment losses.

At December 31, 2004, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)
(000)	(000)	(000)	(000)
$25,923	$2,746	$(1,514)	$1,232

At December 31, 2004, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $74,075,000 of which $7,602,000 will expire on December 31, 2008, $33,239,000 will expire on December 31, 2009, $24,555,000 will expire on December 31, 2010 and $8,679,000 will expire on December 31, 2011.

During the year ended December 31, 2004, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,369,000.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for such gains

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

G. Other: For the six months ended June 30, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $13,166,000 and $16,375,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2005.

During the six months ended June 30, 2005, the Portfolio incurred $16,132 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At June 30, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 87.0%.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Director and Officer Information

Directors

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Charles A. Fiumefreddo

James F. Higgins

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank

270 Park Avenue

New York, New York 10017

Officers

Mitchell M. Merin

President

Ronald E. Robison

Executive Vice President and Principal Executive Officer

Joseph J. McAlinden

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang

Vice President

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Mid Cap Growth Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Expense Examples

Mid Cap Growth Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 — June 30, 2005

Class I
Actual	$1,000.00	$1,029.00	$5.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

Class II
Actual	1,000.00	1,027.10	5.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*                 Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.05% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for the one-year period but better for the three- and five-year periods. The Board concluded that the Portfolio’s overall performance was satisfactory.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was higher than the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio. The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board considered that in order to reduce the management fee and total expense ratio, the Adviser was waiving part of its management fee and was maintaining a cap of 1.05% of the Portfolio’s assets on all expenses of the Portfolio, excluding 12b-1 fees and brokerage commissions but including the management fee. The Board concluded that, with the fee waiver and expense cap in effect, the Portfolio’s management fee and total expense ratio were not excessive.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board also reviewed the level of the Portfolio’s management fee and concluded that the fee, compared to the Portfolio’s expense peer group, was sufficiently low that, the Board did not need to consider adding breakpoints.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker–dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund.  The Adviser informed the Board that it does not use Fund commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares		Value (000)
Common Stocks (97.4%)
Advertising Agencies (7.1%)
Getty Images, Inc.	49,000	(a)	$3,639
Lamar Advertising Co.	56,500	(a)	2,417
Monster Worldwide, Inc.	98,900	(a)	2,836
			8,892
Air Transport (1.0%)
Expeditors International Washington, Inc.	24,100		1,200
Building: Cement (1.5%)
Rinker Group Ltd. ADR	35,000		1,858
Casinos & Gambling (7.7%)
International Game Technology	102,800		2,894
Penn National Gaming, Inc.	40,900	(a)	1,493
Station Casinos, Inc.	53,500		3,552
Wynn Resorts Ltd.	35,315	(a)	1,669
			9,608
Chemicals (0.9%)
Monsanto Co.	18,400		1,157
Communications Technology (2.3%)
Crown Castle International Corp.	140,637	(a)	2,858
Computer Services, Software & Systems (5.8%)
Akamai Technologies, Inc.	74,400	(a)	977
Global Payments, Inc.	18,324		1,242
Netease.com ADR	15,400	(a)	880
Red Hat, Inc.	96,200	(a)	1,260
Salesforce.com, Inc.	98,100	(a)	2,009
Sina Corp.	30,700	(a)	857
			7,225
Computer Technology (1.9%)
Network Appliance, Inc.	41,000	(a)	1,159
Shanda Interactive Entertainment Ltd. ADR	33,100	(a)	1,218
			2,377
Consumer Electronics (0.9%)
Activision, Inc.	69,133	(a)	1,142
Containers & Packaging: Paper & Plastic (1.0%)
Sealed Air Corp.	23,999	(a)	1,195
Diversified (1.0%)
St. Joe Co. (The)	15,000		1,223
Diversified Financial Services (5.8%)
Brascan Corp., Class A	47,673		1,819
Calamos Asset Management, Inc., Class A	76,088		2,073
Chicago Mercantile Exchange Holdings, Inc.	11,310		3,342
			7,234
Drugs & Pharmaceuticals (1.1%)
Gen-Probe, Inc.	37,000	(a)	1,341
Education Services (3.7%)
Career Education Corp.	32,400	(a)	1,186
Laureate Education, Inc.	24,800	(a)	1,187
Strayer Education, Inc.	26,600		2,295
			4,668
Electronics (0.9%)
Dolby Laboratories, Inc., Class A	48,134	(a)	1,062
Electronics: Instruments, Gauges & Meters (0.7%)
Fisher Scientific International, Inc.	14,056	(a)	912

Electronics: Medical Systems (0.8%)
Affymetrix, Inc.	17,800	(a)	$960
Electronics: Semi-Conductors/Components (3.0%)
Marvell Technology Group Ltd.	48,000	(a)	1,826
Tessera Technologies, Inc.	57,300	(a)	1,914
			3,740
Energy — Miscellaneous (3.7%)
Ultra Petroleum Corp.	154,240	(a)	4,683
Entertainment (0.7%)
International Speedway Corp., Class A	15,700		883
Financial — Miscellaneous (0.0%)
Moody’s Corp.	1,275		57
Forest Products (1.4%)
Plum Creek Timber Co., Inc. REIT	48,200		1,750
Health Care — Miscellaneous (0.9%)
VCA Antech, Inc.	46,100	(a)	1,118
Health Care Management Services (1.4%)
Patterson Cos., Inc.	38,700	(a)	1,745
Health Care Services (2.8%)
Dade Behring Holdings, Inc.	26,500		1,723
Stericycle, Inc.	36,500	(a)	1,836
			3,559
Homebuilding (2.0%)
NVR, Inc.	3,089	(a)	2,502
Insurance: Property & Casualty (1.4%)
White Mountains Insurance Group Ltd.	2,688		1,696
Leisure Time (1.9%)
Polaris Industries, Inc.	21,500		1,161
SCP Pool Corp.	34,400		1,207
			2,368
Medical & Dental Instruments & Supplies (3.6%)
Cooper Cos., Inc. (The)	11,800		718
Inamed Corp.	14,200	(a)	951
Kinetic Concepts, Inc.	21,410	(a)	1,285
St. Jude Medical, Inc.	36,000	(a)	1,570
			4,524
Metals & Minerals — Miscellaneous (1.6%)
Cameco Corp.	44,900		2,009
Radio & TV Broadcasters (0.7%)
Univision Communications, Inc., Class A	31,572	(a)	870
Real Estate Investment Trusts (REIT) (1.1%)
CB Richard Ellis Group, Inc., Class A	30,400	(a)	1,333
Recreational Vehicles & Boats (1.5%)
Harley-Davidson, Inc.	37,100		1,840
Restaurants (3.0%)
Cheesecake Factory, Inc. (The)	54,650	(a)	1,898
P.F. Chang’s China Bistro, Inc.	31,240	(a)	1,843
			3,741
Retail (6.9%)
Amazon.Com, Inc.	48,800	(a)	1,614
Bed, Bath & Beyond, Inc.	28,000	(a)	1,170
BJ’s Wholesale Club, Inc.	59,500	(a)	1,933
Chico’s FAS, Inc.	35,000	(a)	1,200
Tractor Supply Co.	25,100	(a)	1,232

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

	Shares		Value (000)
Retail (cont’d)
Urban Outfitters, Inc.	26,600	(a)	$1,508
			8,657
Securities Brokerage & Services (1.1%)
Ameritrade Holding Corp.	71,400	(a)	1,327
Services: Commercial (8.7%)
ChoicePoint, Inc.	30,990	(a)	1,241
Corporate Executive Board Co.	65,700		5,146
Iron Mountain, Inc.	60,670	(a)	1,882
ITT Educational Services, Inc.	26,500	(a)	1,416
Weight Watchers International, Inc.	23,800	(a)	1,228
			10,913
Transportation — Miscellaneous (1.9%)
C.H. Robinson Worldwide, Inc.	41,727		2,429
Utilities: Gas Pipelines (1.1%)
Questar Corp.	21,000		1,384
Utilities: Telecommunications (2.9%)
NII Holdings, Inc.	56,120	(a)	3,588
Total Common Stocks (Cost $106,510)			121,628

	Face
	Amount
	(000)
Short-Term Investment (0.8%)
Repurchase Agreement (0.8%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $962 (Cost $962)	$962	(b)	962
Total Investments (98.2%) (Cost $107,472)			122,590
Other Assets in Excess of Liabilities (1.8%)			2,276
Net Assets (100%)			$124,866

(a)                                  Non-income producing security.

(b)                                 Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR                     American Depositary Receipt

REIT                     Real Estate Investment Trust

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry as a percentage of total investments.

*                 Industries which do not appear in the top 10 industries, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2005
(000)
Assets:
Investments, at Value (Cost $107,472)	$122,590
Receivable for Investments Sold	4,259
Dividends Receivable	54
Receivable for Portfolio Shares Sold	36
Other Assets	2
Total Assets	126,941
Liabilities:
Payable for Investments Purchased	1,792
Investment Advisory Fees Payable	215
Administration Fees Payable	25
Custodian Fees Payable	8
Distribution Fees — Class II Shares	3
Payable for Portfolio Shares Redeemed	1
Other Liabilities	31
Total Liabilities	2,075
NET ASSETS	$124,866
Net Assets Consist of:
Paid-in Capital	$102,203
Undistributed Net Investment Income (Accumulated Net Investment Loss)	(321)
Accumulated Net Realized Gain (Loss)	7,866
Unrealized Appreciation (Depreciation) on Investments	15,118
Net Assets	$124,866
CLASS I:
Net Assets	$94,076
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,826,124 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.66
CLASS II:
Net Assets	$30,790
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,895,373 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.63

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Mid Cap Growth Portfolio

Statement of Operations

Six Months Ended June 30, 2005
(000)
Investment Income:
Dividends (Net of $2 Foreign Taxes Withheld)	$272
Interest	41
Total Investment Income	313
Expenses:
Investment Advisory Fees (Note B)	443
Administration Fees (Note C)	145
Distribution Fees — Class II Shares (Note D)	45
Shareholder Reporting Fees	18
Custodian Fees (Note E)	14
Professional Fees	11
Directors’ Fees and Expenses	1
Other	4
Total Expenses	681
Investment Advisory Fees Waived (Note B)	(15)
Distribution Fees — Class II Shares Waived (Note D)	(32)
Expense Offset (Note E)	— @
Net Expenses	634
Net Investment Income (Loss)	(321)
Net Realized Gain (Loss) on:
Investments Sold	9,355
Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,537)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	3,818
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,497

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Mid Cap Growth Portfolio

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended
	(unaudited)	December 31, 2004
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$(321)	$(595)
Net Realized Gain (Loss)	9,355	9,684
Net Change in Unrealized Appreciation (Depreciation)	(5,537)	10,833
Net Increase (Decrease) in Net Assets Resulting from Operations	3,497	19,922
Capital Share Transactions:(1)
Class I:
Subscriptions	16,682	46,282
Redemptions	(22,601)	(39,254)
Class II:
Subscriptions	7,801	9,641
Redemptions	(541)	(1,384)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,341	15,285
Total Increase (Decrease) in Net Assets	4,838	35,207
Net Assets:
Beginning of Period	120,028	84,821
End of Period (including Accumulated Net Investment Loss of $(321) in 2005)	$124,866	$120,028

(1)	Capital Share Transactions:
	Class I:
	Shares Subscribed	1,638	5,064
	Shares Redeemed	(2,217)	(4,333)
	Net Increase (Decrease) in Class I Shares Outstanding	(579)	731
	Class II:
	Shares Subscribed	770	1,057
	Shares Redeemed	(54)	(157)
	Net Increase (Decrease) in Class II Shares Outstanding	716	900

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended
	June 30, 2005		Year Ended December 31,
	(unaudited)		2004	2003	2002	2001	2000
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$10.36		$8.52	$6.01	$8.73	$12.35	$13.84
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.03	)#	(0.05)#	(0.06)#	(0.05)#	(0.04)	(0.03)
Net Realized and Unrealized Gain (Loss)	0.33		1.89	2.57	(2.67)	(3.58)	(0.93)
Total from Investment Operations	0.30		1.84	2.51	(2.72)	(3.62)	(0.96)
Distributions from and/or in Excess of:
Net Realized Gain	—		—	—	—	—	(0.53)
Net Asset Value, End of Period	$10.66		$10.36	$8.52	$6.01	$8.73	$12.35
Total Return ±	2.90	%††	21.60%	41.76%	(31.16)%	(29.31)%	(7.33)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$94,076		$97,485	$73,933	$34,440	$33,229	$17,386
Ratio of Expenses to Average Net Assets(1)	1.05	%**	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.52	)%**	(0.59)%	(0.76)%	(0.73)%	(0.61)%	(0.52)%
Portfolio Turnover Rate	66	%††	124%	176%	269%	168%	171%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.05	%**	N/A	N/A	N/A	N/A	N/A
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.08	%**	1.13%	1.33%	1.28%	1.39%	2.29%
Net Investment Income (Loss) to Average Net Assets	(0.55	)%**	(0.67)%	(1.04)%	(0.96)%	(0.95)%	(1.76)%

	Class II
	Six Months Ended June 30, 2005		Year Ended December 31,	Period from May 5, 2003* to December
	(unaudited)		2004	31, 2003
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$10.35		$8.52	$6.60
Income (Loss) From Investment Operations
Net Investment Income (Loss)	(0.03	)#	(0.06)#	(0.04	)#
Net Realized and Unrealized Gain (Loss)	0.31		1.89	1.96
Total from Investment Operations	0.28		1.83	1.92
Net Asset Value, End of Period	$10.63		$10.35	$8.52
Total Return ±	2.71	%††	21.48%	29.09	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$30,790		$22,543	$10,888
Ratio of Expenses to Average Net Assets(2)	1.15	%**	1.15%	1.15	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	(0.61	)%**	(0.69)%	(0.86	)%**
Portfolio Turnover Rate	66	%††	124%	176%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.15	%**	N/A	N/A
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.43	%**	1.48%	1.68	%**
Net Investment Income (Loss) to Average Net Assets	(0.89	)%**	(1.02)%	(1.39	)%**

*			Commenced offering
**			Annualized
#			Per share amount is based on average shares outstanding.
††			Not annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth by investing primarily in growth-oriented equity securities of U.S. mid-cap companies. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	From $500 million to $1 billion	More than $1 billion
0.75%	0.70%	0.65%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares. For the six months ended June 30, 2005, this waiver amounted to $15,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2005, this waiver amounted to $32,000.  Prior to April 29, 2004, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

E. Custodian Fees: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses.  These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Portfolio had no distributions paid during 2004 and 2003.

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.  These differences were primarily due to differing treatments for net investment losses.

At December 31, 2004, the Portfolio had no distributable earnings on a tax basis.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

At June 30, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)
(000)	(000)	(000)	(000)
$107,472	$17,935	$(2,817)	$15,118

At December 31, 2004, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $1,351,000, all of which will expire on December 31, 2010.

During the year ended December 31, 2004, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $9,674,000.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

H. Other: For the six months ended June 30, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $78,028,000 and $79,769,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2005.

During the six months ended June 30, 2005, the Portfolio incurred $3,203 of brokerage commissions to Morgan Stanley & Co. Incorporated an affiliated broker dealer.

At June 30, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 85.3% and 91.8%, for Class I and Class II shares, respectively.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Director and Officer Information

Directors

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Charles A. Fiumefreddo

James F. Higgins

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank

270 Park Avenue

New York, New York 10017

Officers

Mitchell M. Merin

President

Ronald E. Robison

Executive Vice President and Principal Executive Officer

Joseph J. McAlinden

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang

Vice President

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

13

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005

U.S. Mid Cap Value Portfolio

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005 (unaudited)

Expense Examples

U.S. Mid Cap Value Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 — June 30, 2005

Class I
Actual	$1,000.00	$1,024.10	$5.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.79	5.06
Class II
Actual	1,000.00	1,023.60	5.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.29	5.56

*      Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.01% and 1.11%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for all three periods. The Adviser informed the Board that it had changed the portfolio manager at the end of September 2003 in an effort to improve performance and performance had improved during the most recent year. The Board considered that the Adviser’s actions were reasonably designed to improve performance.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was higher than the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio. The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board considered that in order to reduce the management fee and total expense ratio, the Adviser was waiving part of its management fee and was maintaining a cap of 1.05% of the Portfolio’s assets on all expenses of the Portfolio, excluding 12b-1 fees and brokerage commissions but including the management fee. The Board concluded that, with the fee waiver and expense cap in effect, the Portfolio’s management fee and total expense ratio were not excessive.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund’s management fee and noted that the fee, as a percentage of the Fund’s net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker–dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments

U.S. Mid Cap Value Portfolio

	Shares		Value (000)
Common Stocks (96.8%)
Aerospace & Defense (2.3%)
Goodrich Corp.	221,200		$9,060
Airlines (3.5%)
Southwest Airlines Co.	1,003,610		13,980
Biotechnology (4.7%)
Applera Corp. - Applied Biosystems Group	624,900		12,292
Chiron Corp.	175,860	(a)	6,136
			18,428
Building Products (1.7%)
York International Corp.	178,570		6,786
Capital Markets (7.0%)
AG Edwards, Inc.	173,790		7,847
Charles Schwab Corp. (The)	180,420		2,035
Lazard Ltd.	376,330	(a)	8,750
Northern Trust Corp.	199,110		9,077
			27,709
Chemicals (1.7%)
International Flavors & Fragrances, Inc.	189,990		6,881
Commercial Services & Supplies (2.5%)
Manpower, Inc.	245,420		9,763
Construction & Engineering (3.1%)
Fluor Corp.	209,440		12,062
Containers & Packaging (2.7%)
Sealed Air Corp.	216,030	(a)	10,756
Diversified Telecommunication Services (3.5%)
CenturyTel, Inc.	278,950		9,660
Enterasys Networks, Inc.	88	(a)	—	@
New Skies Satellites Holdings Ltd.	102,580		2,036
PanAmSat Holding Corp.	106,620		2,187
			13,883
Electrical Equipment (1.7%)
Hubbell, Inc., Class B	155,970		6,878
Electronic Equipment & Instruments (2.0%)
Tech Data Corp.	211,160	(a)	7,731
Energy Equipment & Services (2.9%)
Cooper Cameron Corp.	187,690	(a)	11,646
Food Products (2.9%)
Tyson Foods, Inc., Class A	648,480		11,543
Health Care Equipment & Supplies (2.4%)
Bausch & Lomb, Inc.	112,800		9,362
Health Care Providers & Services (2.2%)
IMS Health, Inc.	343,250		8,502
Hotels Restaurants & Leisure (1.6%)
Outback Steakhouse, Inc.	143,060		6,472
Household Durables (3.5%)
Newell Rubbermaid, Inc.	388,160		9,254
Snap-On, Inc.	137,990		4,733
			13,987
Insurance (5.8%)
ACE Ltd.	215,570		9,668
Conseco, Inc.	516,010	(a)	11,259
Horace Mann Educators Corp.	106,610		2,007
			22,934
IT Services (2.0%)
BISYS Group, Inc. (The)	521,210	(a)	$7,787
Media (9.8%)
Scholastic Corp.	378,360	(a)	14,586
Valassis Communications, Inc.	421,010	(a)	15,598
Warner Music Group Corp.	533,500	(a)	8,643
			38,827
Multi-Utilities & Unregulated Power (4.4%)
Constellation Energy Group, Inc.	181,880		10,493
Wisconsin Energy Corp.	172,330		6,721
			17,214
Multiline Retail (2.4%)
Dollar General Corp.	460,970		9,385
Oil & Gas (3.5%)
Amerada Hess Corp.	70,190		7,476
Valero Energy Corp.	80,980		6,406
			13,882
Pharmaceuticals (5.1%)
Mylan Laboratories, Inc.	402,960		7,753
Watson Pharmaceuticals, Inc.	415,900	(a)	12,294
			20,047
Real Estate (2.2%)
KKR Financial Corp. REIT	59,700	(a)	1,492
Macerich Co. (The) REIT	105,900		7,101
			8,593
Specialty Retail (2.2%)
Office Depot, Inc.	375,240	(a)	8,570
Thrifts & Mortgage Finance (7.5%)
Hudson City Bancorp Inc.	25,160	(b)	287
Hudson City Bancorp Inc. (Berlin)	600,000		6,834
PMI Group, Inc. (The)	299,230		11,664
Sovereign Bancorp, Inc.	478,310		10,686
			29,471
Total Common Stocks (Cost $347,415)			382,139

	Face Amount
	(000)
Short-Term Investment (3.6%)
Repurchase Agreement (3.6%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $14,079 (Cost $14,078)	$14,078	(c)	$14,078
Total Investments (100.4%) (Cost $361,493)			396,217
Liabilities in Excess of Other Assets (-0.4%)			(1,381)
Net Assets (100%)			$394,836

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

U.S. Mid Cap Value Portfolio

(a)           Non-income producing security.

(b)           Security was valued at fair value — At June 30, 2005, the Portfolio held $287,000 of fair valued securities, representing 0.1% of net assets.

(c)           Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

REIT      Real Estate Investment Trust

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*      Industries which do not appear in the top 10 industries, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

U.S. Mid Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2005
(000)
Assets:
Investments, at Value (Cost $361,493)	$396,217
Cash	1
Receivable for Investments Sold	797
Dividends Receivable	510
Receivable for Portfolio Shares Sold	110
Interest Receivable	1
Other Assets	6
Total Assets	397,642
Liabilities:
Payable for Investments Purchased	1,851
Payable for Portfolio Shares Redeemed	116
Investment Advisory Fees Payable	692
Administration Fees Payable	81
Custodian Fees Payable	11
Distribution Fees — Class II Shares	4
Directors’ Fees and Expenses Payable	1
Other Liabilities	50
Total Liabilities	2,806
NET ASSETS	$394,836
Net Assets Consist of:
Paid-in Capital	$323,153
Undistributed (Distributions in Excess of) Net Investment Income	1,746
Accumulated Net Realized Gain (Loss)	35,213
Unrealized Appreciation (Depreciation) on Investments	34,724
Net Assets	$394,836
CLASS I:
Net Assets	$341,670
Net Asset Value, Offering and Redemption Price Per Share Applicable to 19,631,792 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$17.40
CLASS II:
Net Assets	$53,166
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,062,477 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$17.36

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005 (unaudited)

U.S. Mid Cap Value Portfolio

Statement of Operations

Six Months Ended June 30, 2005
(000)
Investment Income:
Dividends (Net of $2 Foreign Taxes Withheld)	$2,065
Interest	396
Total Investment Income	2,461
Expenses:
Investment Advisory Fees (Note B)	1,374
Administration Fees (Note C)	475
Distribution Fees — Class II Shares (Note D)	82
Shareholder Reporting Fees	37
Custodian Fees (Note E)	17
Professional Fees	13
Directors’ Fees and Expenses	3
Other	10
Total Expenses	2,011
Distribution Fees — Class II Shares Waived (Note D)	(58)
Expense Offset (Note E)	— @
Net Expenses	1,953
Net Investment Income (Loss)	508
Net Realized Gain (Loss) on:
Investments Sold	30,252
Change in Unrealized Appreciation (Depreciation) on:
Investments	(21,556)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	8,696
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,204

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

U.S. Mid Cap Value Portfolio

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited) (000)	Year Ended December 31, 2004 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$508	$1,246
Net Realized Gain (Loss)	30,252	14,941
Net Change in Unrealized Appreciation (Depreciation)	(21,556)	32,258
Net Increase (Decrease) in Net Assets Resulting from Operations	9,204	48,445
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(74)
Class II:
Net Investment Income	—	(2)
Total Distributions	—	(76)
Capital Share Transactions:(1)
Class I:
Subscriptions	20,268	50,515
Issued on Portfolio Merger†	—	52,094
Distributions Reinvested	—	74
Redemptions	(30,090)	(43,931)
Class II:
Subscriptions	9,316	19,784
Distributions Reinvested	—	2
Redemptions	(413)	(1,028)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(919)	77,510
Total Increase (Decrease) in Net Assets	8,285	125,879
Net Assets:
Beginning of Period	386,551	260,672
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $1,746 and $1,238, Respectively)	$394,836	$386,551

(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,190	3,310
Shares Issued on Portfolio Merger†	—	3,503
Shares Issued on Distributions Reinvested	—	4
Shares Redeemed	(1,777)	(2,879)
Net Increase (Decrease) in Class I Shares Outstanding	(587)	3,938
Class II:
Shares Subscribed	551	1
Shares Issued on Distributions Reinvested	—	— #
Shares Redeemed	(25)	(67)
Net Increase (Decrease) in Class II Shares Outstanding	526	1,233

†      Effective April 30, 2004, LSA Mid Cap Value and LSA Diversified Mid-Cap Funds merged into U.S. Mid Cap Value Portfolio.

#      Amount is less than 500 Shares.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005

Financial Highlights

U.S. Mid Cap Value Portfolio

	Class I
	Six Months Ended June 30, 2005 (unaudited)
			Year Ended December 31,
			2004	2003	2002	2001	2000
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$16.99		$14.83	$10.49	$14.56	$15.05	$15.62
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.02	#	0.06 #	0.01 #	(0.02)#	(0.00)†	0.02
Net Realized and Unrealized Gain (Loss)	0.39		2.10	4.33	(4.05)	(0.47)	1.62
Total from Investment Operations	0.41		2.16	4.34	(4.07)	(0.47)	1.64
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00)†	—	—	—	(0.02)
Net Realized Gain	—		—	—	—	(0.02)	(2.19)
Total Distributions	—		—	—	—	(0.02)	(2.21)
Net Asset Value, End of Period	$17.40		$16.99	$14.83	$10.49	$14.56	$15.05
Total Return ±	2.41	%††	14.59%	41.37%	(27.95)%	(3.15)%	10.75%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$341,670		$343,551	$241,384	$159,918	$168,980	$86,233
Ratio of Expenses to Average Net Assets(1)	1.01	%**	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.28	%**	0.39%	0.04%	(0.17)%	(0.04)%	0.15%
Portfolio Turnover Rate	49	%††	80%	218%	145%	173%	234%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.01	%**	N/A	N/A	N/A	N/A	N/A
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A	1.05%		1.12%	1.12%	1.10%	1.27%
Net Investment Income (Loss) to Average Net Assets	N/A	0.39%		(0.03)%	(0.24)%	(0.09)%	(0.07)%

	Class II
	Six Months			Period from
	Ended June		Year Ended	May 5,2003*
	30, 2005		December	to December
	(unaudited)		31, 2004	31, 2003
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$16.96		$14.81	$11.18
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.02	#	0.05 #	0.01	#
Net Realized and Unrealized Gain (Loss)	0.38		2.10	3.62
Total from Investment Operations	0.40		2.15	3.63
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00)†	—
Net Asset Value, End of Period	$17.36		$16.96	$14.81
Total Return ±	2.36	%††	14.53%	32.47	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$53,166		$43,000	$19,288
Ratio of Expenses to Average Net Assets(2)	1.11	%**	1.15%	1.15	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	0.19	%**	0.32%	(0.06	)%**
Portfolio Turnover Rate	49	%††	80%	218%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.11	%**	N/A	N/A
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.36	%**	1.40%	1.47	%**
Net Investment Income (Loss) to Average Net Assets	(0.06	)%**	0.07%	(0.38	)%**

*      Commenced offering

**   Annualized

#      Per share amount is based on average shares outstanding.

†      Amount is less than $0.005 per share.

††   Not annualized

±      Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account.
If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the U.S. Mid Cap Value Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

On April 30, 2004, the net assets of the LSA Mid Cap Value and LSA Diversified Mid-Cap Funds of the LSA Variable Series Trust were merged into the U.S. Mid Cap Value Portfolio’s Class I shares. The exchange is considered non-taxable with respect to the net assets of LSA Mid Cap Value Fund and taxable with respect to the net assets of LSA Diversified Mid-Cap Fund. In exchange for the $39,143,000 and $12,951,000 in net assets received from LSA Mid Cap Value and LSA Diversified Mid-Cap Funds, respectively, 2,632,331 and 870,994 Class I shares of the U.S. Mid Cap Value Portfolio were issued, respectively. Included in the net assets listed above for the LSA Mid Cap Value Fund is $3,009,000 in unrealized appreciation. Prior to the combination, the net assets of the U.S. Mid Cap Value Portfolio totalled $248,686,000. Immediately after the combination, the net assets of the U.S. Mid Cap Value Portfolio totalled $300,780,000.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.     Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon

10

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1	More than
billion	$1 billion
0.72%	0.65%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2005, this waiver amounted to $58,000.  Prior to April 29, 2004, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

E. Custodian Fees: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses.  These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2004 and 2003 was as follows:

2004 Distributions		2003 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$76	$—	$—	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2004, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$2,597	$4,310

At June 30, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$361,493	$43,986	$(9,262)	$34,724

During the year ended December 31, 2004, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $9,434,000.

H. Other: For the six months ended June 30, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $179,639,000 and $174,451,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2005.

During the six months ended June 30, 2005, the Portfolio incurred $29,120 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At June 30, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 76.4% and 89.8%, for Class I and Class II shares, respectively.

12

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005 (unaudited)

Director and Officer Information

Directors

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Charles A. Fiumefreddo

James F. Higgins

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank

270 Park Avenue

New York, New York 10017

Officers

Mitchell M. Merin

President

Ronald E. Robison

Executive Vice President and Principal Executive Officer

Joseph J. McAlinden

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang

Vice President

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

13

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005

Value Portfolio

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005 (unaudited)

Expense Example

Value Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2005	June 30, 2005	January 1, 2005 — June 30, 2005

Actual	$1,000.00	$991.90	$4.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

* Expenses are equal to Portfolio’s annualized net expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ending November 30, 2004, as shown in reports (the “Lipper Reports”) provided by Lipper Inc. (“Lipper”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was better than its performance peer group average for all three periods. The Board concluded that the Portfolio’s performance was satisfactory.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board reviewed the advisory and and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was higher than the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.  In addition, the Portfolio’s management fee rate is higher than the management fee rates of two other funds managed by the Advider that were established at a time when competitive management fees generally charged by other advisers were substantially lower.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio. The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board considered that in order to reduce the management fee and total expense ratio, the Adviser was waiving part of its management fee and was maintaining a cap of 0.85% of the Portfolio’s assets on all expenses of the Portfolio, excluding brokerage commissions but including the management fee. The Board concluded that, with the fee waiver and expense cap in effect, the Portfolio’s management fee and total expense ratio were not excessive.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of

2

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments

Value Portfolio

	Shares		Value (000)
Common Stocks (96.8%)
Airlines (0.3%)
Southwest Airlines Co.	14,200		$198
Beverages (1.3%)
Coca-Cola Co. (The)	21,100		881
Capital Markets (1.9%)
Bank of New York Co., Inc. (The)	15,600		449
Lehman Brothers Holdings, Inc.	3,500		348
Merrill Lynch & Co., Inc.	8,200		451
			1,248
Chemicals (3.4%)
Dow Chemical Co. (The)	13,600		606
E.I. du Pont de Nemours & Co.	29,000		1,247
Rohm & Haas Co.	9,800		454
			2,307
Commercial Banks (7.7%)
Bank of America Corp.	45,600		2,080
PNC Financial Services Group, Inc.	18,700		1,019
Sun Trust Banks, Inc.	1,900		137
Wachovia Corp.	8,113		402
Wells Fargo & Co.	24,900		1,533
			5,171
Communications Equipment (0.9%)
Cisco Systems, Inc.	11,500	(a)	220
Nokia Oyj ADR	13,500		224
Telefonaktiebolaget LM Ericsson ADR	4,000	(a)	128
			572
Computers & Peripherals (1.7%)
Hewlett-Packard Co.	34,300		806
International Business Machines Corp.	2,600		193
Lexmark International, Inc., Class A	2,400	(a)	156
			1,155
Consumer Finance (0.2%)
Capital One Financial Corp.	1,400		112
Diversified Financial Services (3.4%)
Citigroup, Inc.	38,900		1,799
JPMorgan Chase & Co.	13,000		459
			2,258
Diversified Telecommunication Services (8.1%)
SBC Communications, Inc.	81,300		1,931
Sprint Corp.	57,700		1,448
Verizon Communications, Inc.	58,700		2,028
			5,407
Electric Utilities (2.1%)
American Electric Power Co., Inc.	15,400		568
FirstEnergy Corp.	16,800		808
			1,376
Electronic Equipment & Instruments (0.3%)
Flextronics International Ltd.	12,400	(a)	164
Jabil Circuit, Inc.	600	(a)	18
			182
Energy Equipment & Services (2.9%)
GlobalSantaFe Corp.	8,100		$330
Halliburton Co.	30,900		1,478
Schlumberger Ltd.	2,200		167
			1,975
Food & Staples Retailing (1.7%)
Wal-Mart Stores, Inc.	23,500		1,133
Food Products (3.3%)
Kraft Foods, Inc.	27,100		862
Unilever N.V. (NY Shares)	20,800		1,349
			2,211
Health Care Providers & Services (1.1%)
AmerisourceBergen Corp.	10,500		726
Household Products (2.5%)
Kimberly-Clark Corp.	26,600		1,665
Independent Power Producer & Energy Trader (0.9%)
Constellation Energy Group, Inc.	10,500		606
Insurance (6.0%)
Aflac, Inc.	4,100		177
AMBAC Financial Group, Inc.	4,700		328
American International Group, Inc.	4,100		238
Assurant, Inc.	4,100		148
Chubb Corp.	14,800		1,267
Genworth Financial, Inc.	11,300		342
Hartford Financial Services Group, Inc.	2,600		194
Metlife, Inc.	7,000		315
St. Paul Travelers Cos., Inc. (The)	8,320		329
Torchmark Corp.	13,200		689
			4,027
IT Services (1.8%)
Affiliated Computer Services, Inc., Class A	10,300	(a)	526
First Data Corp.	7,700		309
Sungard Data Systems, Inc.	10,800	(a)	380
			1,215
Leisure Equipment & Products (1.1%)
Eastman Kodak Co.	13,500		363
Mattel, Inc.	21,600		395
			758
Media (7.6%)
Clear Channel Communications, Inc.	45,900		1,420
Liberty Media Corp., Class A	94,600	(a)	964
Time Warner, Inc.	49,200	(a)	822
Viacom, Inc., Class B	21,600		692
Walt Disney Co.	47,000		1,183
			5,081
Metals & Mining (1.8%)
Alcoa, Inc.	45,800		1,197
Multi-Utilities & Unregulated Power (1.4%)
Dominion Resources, Inc.	7,400		543
Public Service Enterprise Group, Inc.	6,900		419
			962
Multiline Retail (1.1%)
Federated Department Stores, Inc.	5,100		374

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Value Portfolio

	Shares		Value (000)
Multiline Retail (cont’d)
May Department Stores Co. (The)	8,900		$357
			731
Oil & Gas (2.1%)
ConocoPhillips	6,200		357
Petrobras S.A. ADR	600		31
Petrobras S.A. ADR (Preference)	5,000		230
Total S.A. ADR	6,600		771
			1,389
Paper & Forest Products (5.5%)
Georgia-Pacific Corp.	50,400		1,603
International Paper Co.	68,675		2,074
			3,677
Pharmaceuticals (16.0%)
Bristol-Myers Squibb Co.	112,800		2,818
GlaxoSmithKline plc ADR	68,700		3,333
Pfizer, Inc.	38,500		1,062
Roche Holding AG ADR	20,400		1,291
Sanofi-Aventis ADR	11,000		451
Schering-Plough Corp.	47,000		896
Wyeth	18,800		836
			10,687
Semiconductors & Semiconductor Equipment (0.1%)
Intel Corp.	1,500		39
Novellus Systems, Inc.	1,800	(a)	45
			84
Software (0.6%)
Amdocs Ltd.	3,200	(a)	84
Check Point Software Technologies Ltd.	4,600	(a)	91
Microsoft Corp.	8,800		219
			394
Specialty Retail (0.4%)
Best Buy Co., Inc.	4,000		274
Textiles, Apparel & Luxury Goods (0.8%)
Jones Apparel Group, Inc.	17,500		543
Thrifts & Mortgage Finance (4.7%)
Fannie Mae	5,600		327
Freddie Mac	43,000		2,805
			3,132
Tobacco (2.1%)
Altria Group, Inc.	22,200		1,435
Total Common Stocks (Cost $58,469)			64,769
	Face
	Amount (000)
Short-Term Investment (3.1%)
Repurchase Agreement (3.1%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $2,093 (Cost $2,093)	$2,093	(b)	$2,093

Value (000)
Total Investments (99.9%) (Cost $60,562)	$66,862
Other Assets in Excess of Liabilities (0.1%)	27
Net Assets (100%)	$66,889

(a)           Non-income producing security.

(b)           Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR       American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*      Industries which do not appear in the top 10 industries, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Value Portfolio

Statement of Assets and Liabilities

June 30, 2005
(000)
Assets:
Investments, at Value (Cost $60,562)	$66,862
Dividends Receivable	138
Receivable for Portfolio Shares Sold	82
Receivable for Investments Sold	37
Other Assets	1
Total Assets	67,120
Liabilities:
Investment Advisory Fees Payable	83
Payable for Investments Purchased	65
Payable for Portfolio Shares Redeemed	38
Administration Fees Payable	14
Custodian Fees Payable	5
Directors’ Fees and Expenses Payable	1
Other Liabilities	25
Total Liabilities	231
NET ASSETS	$66,889
Net Assets Consist of:
Paid-in Capital	$52,663
Undistributed (Distributions in Excess of) Net Investment Income	1,498
Accumulated Net Realized Gain (Loss)	6,428
Unrealized Appreciation (Depreciation) on Investments	6,300
Net Assets	$66,889
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,530,712 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.76

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005

Value Portfolio

Statement of Operations

Six Months Ended
June 30, 2005
(unaudited)
(000)
Investment Income:
Dividends	$869
Interest	17
Total Investment Income	886
Expenses:
Investment Advisory Fees (Note B)	183
Administration Fees (Note C)	81
Shareholder Reporting Fees	17
Professional Fees	10
Custodian Fees (Note D)	9
Other	3
Total Expenses	303
Investment Advisory Fees Waived (Note B)	(20)
Expense Offset (Note D)	— @
Net Expenses	283
Net Investment Income (Loss)	603
Net Realized Gain (Loss) on:
Investments Sold	2,917
Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,047)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(1,130)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(527)

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2005	Year Ended
	(unaudited)	December 31, 2004
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$603	$900
Net Realized Gain (Loss)	2,917	3,641
Change in Unrealized Appreciation (Depreciation)	(4,047)	5,543
Net Increase (Decrease) in Net Assets Resulting from Operations	(527)	10,084
Distributions from and/or in Excess of:
Net Investment Income	—	(588)
Net Realized Gain	—	(1,862)
Total Distributions	—	(2,450)
Capital Share Transactions:(1)
Subscriptions	5,996	11,992
Distributions Reinvested	—	2,450
Redemptions	(6,391)	(6,935)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(395)	7,507
Total Increase (Decrease) in Net Assets	(922)	15,141
Net Assets:
Beginning of Period	67,811	52,670
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $1,498 and $895, Respectively)	$66,889	$67,811

(1) Capital Share Transactions:
Shares Subscribed	408	882
Shares Issued on Distributions Reinvested	—	187
Shares Redeemed	(433)	(509)
Net Increase (Decrease) in Capital Shares Outstanding	(25)	560

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Financial Highlights

Value Portfolio

	Six Months Ended
	June 30, 2005		Year Ended December 31,
	(unaudited)		2004	2003	2002	2001	2000
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$14.88		$13.18	$9.83	$12.77	$13.15	$10.76
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.13	#	0.21 #	0.15 #	0.11 #	0.13	0.12
Net Realized and Unrealized Gain (Loss)	(0.25)		2.06	3.20	(2.94)	0.18	2.57
Total from Investment Operations	(0.12)		2.27	3.35	(2.83)	0.31	2.69
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)	—	(0.11)	(0.13)	(0.12)
Net Realized Gain	—		(0.43)	—	—	(0.56)	(0.18)
Total Distributions	—		(0.57)	—	(0.11)	(0.69)	(0.30)
Net Asset Value, End of Period	$14.76		$14.88	$13.18	$9.83	$12.77	$13.15
Total Return ±	(0.81	)%††	17.83%	34.08%	(22.15)%	2.27%	24.95%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$66,889		$67,811	$52,670	$39,209	$46,935	$49,931
Ratio of Expenses to Average Net Assets(1)	0.85	%**	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.82	%**	1.52%	1.37%	0.97%	0.92%	1.07%
Portfolio Turnover Rate	15	%††	40%	135%	39%	55%	50%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.85	%**	N/A	N/A	N/A	N/A	N/A
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	0.91	%**	0.95%	0.99%	0.96%	0.93%	1.09%
Net Investment Income (Loss) to Average Net Assets	1.76	%**	1.42%	1.23%	0.86%	0.84%	0.82%

**	Annualized
#	Per share amount is based on average shares outstanding.
††	Not Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account.
If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Value Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.     Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500
First $500	million to	More than
million	$1 billion	$1 billion
0.55%	0.50%	0.45%

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85%. For the six months ended June 30, 2005, this waiver amounted to $20,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.

D. Custodian Fees: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses.  These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2004 and 2003 was as follows:

2004 Distributions Paid From:		2003 Distributions Paid From:
Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
(000)	(000)	(000)	(000)
$1,008	$1,442	$—	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2004, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$3,332	$1,295

At June 30, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$60,562	$8,397	$(2,097)	$6,300

G. Other: For the six months ended June 30, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $9,679,000 and $10,125,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2005.

During the six months ended June 30, 2005, the Portfolio incurred $24 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At June 30, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 73.6%.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Director and Officer Information

Directors

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Charles A. Fiumefreddo

James F. Higgins

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank

270 Park Avenue

New York, New York 10017

Officers

Mitchell M. Merin

President

Ronald E. Robison

Executive Vice President and Principal Executive Officer

Joseph J. McAlinden

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang

Vice President

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Equity and Income Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Expense Example

Equity and Income Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2005	June 30, 2005	January 1, 2005 — June 30, 2005

Class II
Actual	$1,000.00	$1,012.30	$4.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.53	4.31

*                 Expenses are equal to Class II shares’ annualized net expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one- year period ended November 30, 2004, and for the period from April 30, 2003 to November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for both periods. The Adviser informed the Board that the Portfolio’s underperformance relative to its performance peer group partially is attributable to the fact that the Portfolio allocated more of its assets to bonds and convertible securities than equities, which results in lower comparative performance in a positive equity market The Board considered that the Portfolio’s one-year performance had improved over the prior period.  The Board concluded that the Portfolio’s performance was improving and can reasonably be expected to be competitive with that of its performance peer group.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement and the total expense ratio of the Portfolio. The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board considered that in order to reduce the management fee and total expense ratio, the Adviser was waiving part of its management fee and was maintaining a cap of 1.00% of the Portfolio’s assets on all expenses of the Portfolio, excluding 12b-1 fees and brokerage commissions but including the management fee. The Board concluded that, with the fee waiver and expense cap in effect, the Portfolio’s management fee and total expense ratio were not excessive.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker–dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments

Equity and Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (24.5%)
Agency Fixed Rate Mortgages (0.2%)
Federal Home Loan Mortgage Corporation, Gold Pools:
6.50%, 2/1/26	$17		$18
7.50%, 2/1/31 - 4/1/32	98		105
8.00%, 6/1/31	18		20
Federal National Mortgage Association, Conventional Pools:
6.50%, 8/1/32	204		212
7.50%, 10/1/30 - 1/1/31	76		81
8.00%, 2/1/30 - 5/1/31	82		88
8.50%, 12/1/30 - 5/1/32	75		82
9.50%, 4/1/30	55		61
Government National Mortgage Association, Various Pools:
10.00%, 12/15/18	21		24
10.50%, 1/15/18	17		19
			710
Asset Backed Corporate (1.6%)
Banc of America Securities Auto Trust
3.99%, 8/18/09	325		325
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	100		99
4.05%, 7/15/09	300		301
Caterpillar Financial Asset Trust
3.90%, 2/25/09	225		225
CIT Equipment Collateral
3.50%, 9/20/08	100		99
CNH Equipment Trust
4.02%, 4/15/09	150		150
Daimler Chrysler Auto Trust
4.04%, 9/8/09	225		225
Ford Credit Auto Owner Trust
4.17%, 1/15/09	175		176
Harley-Davidson Motorcycle Trust
3.76%, 12/17/12	325		323
4.07%, 2/15/12	200		200
Honda Auto Receivables Owner Trust
3.87%, 4/20/09	250		250
3.93%, 1/15/09	150		150
Hyundai Auto Receivables Trust
3.98%, 11/16/09	200		200
Merrill Auto Trust Securitization
4.10%, 8/25/09	325		325
National City Auto Receivables Trust
2.88%, 5/15/11	225		220
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09	300		300
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	25		26
USAA Auto Owner Trust
3.16%, 2/17/09	250		247
3.58%, 2/15/11	250		248
3.90%, 7/15/09	200		200
Volkswagen Auto Lease Trust
3.82%, 5/20/08	$175		$175
Wachovia Auto Owner Trust
2.91%, 4/20/09	125		123
4.06%, 9/21/09	150		150
World Omni Auto Receivables Trust
3.29%, 11/12/08	100		99
			4,836
Finance (1.6%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	325	(a)	355
American Express Co. (Convertible)
1.85%, 12/1/33	615	(a)(b)	626
American General Finance Corp.
4.625%, 5/15/09 - 9/1/10	180		181
AXA Financial, Inc.
6.50%, 4/1/08	40		42
Bank One Corp.
6.00%, 2/17/09	25		26
CIT Group, Inc.
3.65%, 11/23/07	40		39
7.375%, 4/2/07	35		37
Citigroup, Inc.
5.625%, 8/27/12	355		380
6.00%, 2/21/12	145		158
Countrywide Home Loans, Inc.
3.25%, 5/21/08	145		141
4.00%, 3/22/11	10		10
EOP Operating LP
4.75%, 3/15/14	25		25
7.50%, 4/19/29	30		36
Farmers Exchange Capital
7.05%, 7/15/28	200	(a)	217
General Electric Capital Corp.
4.25%, 12/1/10	30		30
4.75%, 9/15/14	75		76
5.875%, 2/15/12	100		108
6.75%, 3/15/32	90		111
Goldman Sachs Group, Inc.
5.25%, 10/15/13	120		124
Household Finance Corp.
4.125%, 11/16/09	35		35
6.40%, 6/17/08	15		16
HSBC Finance Corp.
4.125%, 12/15/08	75		75
5.875%, 2/1/09	100		105
6.75%, 5/15/11	65		72
8.00%, 7/15/10	85		98
JPMorgan Chase & Co.
6.00%, 2/15/09	165		174
M&I Marshall & IIsley Bank
3.80%, 2/8/08	185		184
Marsh & McClennan Cos., Inc.
5.375%, 7/15/14	185		185

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face Amount (000)		Value (000)
Finance (cont’d)
MBNA America Bank NA
7.125%, 11/15/12	$30		$34
MBNA Corp.
6.125%, 3/1/13	140		153
Nationwide Building Society
4.25%, 2/1/10	165	(a)	165
Residential Capital Corp.
6.375%, 6/30/10	125	(a)	126
SLM Corp.
4.00%, 1/15/10	105		104
5.00%, 10/1/13	60		62
Sovereign Bank
4.00%, 2/1/08	100		99
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	120		122
Washington Mutual, Inc.
8.25%, 4/1/10	110		126
World Financial Properties
6.91%, 9/1/13	172	(a)	187
			4,844
Industrials (7.4%)
Advanced Micro Devices, Inc. (Convertible)
4.75%, 2/1/22	1,000	(c)	996
Aetna, Inc.
7.875%, 3/1/11	215		251
Albertson’s, Inc.
7.45%, 8/1/29	150		171
Altria Group, Inc.
7.00%, 11/4/13	105		118
7.75%, 1/15/27	40		48
America West Airlines, Inc.
7.10%, 4/2/21	84		89
Amgen, Inc. (Convertible)
0.00%, 3/1/32	2,000		1,465
AMR Corp. (Convertible)
4.25%, 9/23/23	497	(a)	432
Brascan Corp.
7.125%, 6/15/12	75		85
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21	55		56
Calpine Corp. (Convertible)
4.75%, 11/15/23	327		235
Caterpillar Financial Services Corp.
3.625%, 11/15/07	165		163
Chiron Corp. (Convertible)
1.625%, 8/1/33	741		691
2.75%, 6/30/34	574	(a)	550
Comcast Corp.
5.30%, 1/15/14	50		51
6.50%, 1/15/15	80		89
6.75%, 1/30/11	120		133
Consumers Energy Co.
4.00%, 5/15/10	20		20
4.80%, 2/17/09	55		56
Cooper Industries, Inc.
5.25%, 7/1/07	$50		$51
COX Communications, Inc.
4.625%, 1/15/10	100		100
CVS Corp.
5.789%, 1/10/26	14	(a)	15
DaimlerChrysler NA Holding Corp.
7.30%, 1/15/12	40		45
8.50%, 1/18/31	45		57
Deutsche Telekom International Finance BV
8.75%, 6/15/30	125		170
EchoStar Communications Corp. (Convertible)
5.75%, 5/15/08	515		514
Edwards Lifesciences Corp. (Convertible)
3.875%, 5/15/33	1,000		1,013
FBG Finance, Ltd.
5.125%, 6/15/15	135	(a)	136
FedEx Corp.
2.65%, 4/1/07	25		24
7.25%, 2/15/11	10		11
Ford Motor Co.
7.45%, 7/16/31	25		21
Ford Motor Credit Co.
7.25%, 10/25/11	140		135
France Telecom S.A.
8.50%, 3/1/31	120		168
General Mills, Inc. (Convertible)
0.00%, 10/28/22	2,400		1,704
General Motors Corp.
8.375%, 7/15/33	215		181
Halliburton Co. (Convertible)
3.125%, 7/15/23	1,080		1,499
Harrah’s Operating Co., Inc.
5.625%, 6/1/15	70	(a)	71
Historic TW, Inc.
6.625%, 5/15/29	70		78
Hutchison Whampoa International Ltd.
6.50%, 2/13/13	130	(a)	141
Hyatt Equities LLC
6.875%, 6/15/07	110	(a)	114
ICI Wilmington, Inc.
4.375%, 12/1/08	40		40
International Paper Co. (Convertible)
0.00%, 6/20/21	1,400		770
Kraft Foods, Inc.
5.625%, 11/1/11	85		90
LG Electronics, Inc.
5.00%, 6/17/10	70	(a)	70
Marriott International, Inc.
7.00%, 1/15/08	55		58
7.875%, 9/15/09	120		136
Medimmune, Inc. (Convertible)
1.00%, 7/15/23	1,400		1,342
Medtronic, Inc. (Convertible)
1.25%, 9/15/21	1,000		996

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face Amount (000)		Value (000)
Industrials (cont’d)
Micron Technology, Inc. (Convertible)
2.50%, 2/1/10	$910		$912
Mohawk Industries, Inc.
7.20%, 4/15/12	50		57
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	15		17
8.75%, 3/1/31	40		56
News America, Inc.
7.125%, 4/8/28	30		34
Norfolk Southern Corp.
7.35%, 5/15/07	75		79
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08	1,278		1,198
Northrop Grumman Corp.
4.079%, 11/16/06	30		30
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	20		19
Safeway, Inc.
7.25%, 2/1/31	65		76
Sealed Air Corp.
5.625%, 7/15/13	135	(a)	139
Sealed Air Corp. (Convertible)
3.00%, 6/30/33	571	(a)	567
Southwest Airlines Co.
5.496%, 11/1/06	40		41
Sprint Capital Corp.
8.75%, 3/15/32	25		35
Supervalu, Inc. (Convertible)
0.00%, 11/2/31	665		229
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	62	(a)	68
Telecom Italia Capital S.A.
4.00%, 11/15/08	15		15
4.00%, 1/15/10	150	(a)	146
Teradyne, Inc. (Convertible)
3.75%, 10/15/06	136		134
Teva Pharmaceutical Finance LLC (Convertible)
0.50%, 2/1/24	500		493
Textron Financial Corp.
4.125%, 3/3/08	65		65
Time Warner, Inc.
7.70%, 5/1/32	25		32
Union Pacific Corp.
6.625%, 2/1/08	75		79
6.65%, 1/15/11	25		28
6.79%, 11/9/07	20		21
United Technologies Corp.
4.375%, 5/1/10	95		96
Valeant Pharmaceuticals International (Convertible)
4.00%, 11/15/13	312	(a)	269
Verizon New England, Inc.
6.50%, 9/15/11	20		22
Watson Pharmaceuticals, Inc. (Convertible)
1.75%, 3/15/23	$1,650		$1,539
Weatherford International Ltd.
0.00%, 6/30/20	611		390
WellPoint, Inc.
3.75%, 12/14/07	45		44
4.25%, 12/15/09	40		40
Weyerhaeuser Co.
6.00%, 8/1/06	40		41
WPP Finance UK Corp.
5.875%, 6/15/14	55		58
			22,518
Media (0.2%)
Tribune Co. (Convertible)
2.00%, 5/15/29	6		547
U.S. Government Agency Securities (1.3%)
Federal Home Loan Mortgage Corporation
2.375%, 2/15/07	1,275		1,247
5.125%, 11/7/13	70		70
Federal National Mortgage Association
4.25%, 5/15/09	1,310		1,323
6.625%, 10/15/07	1,150		1,220
			3,860
U.S. Treasury Securities (11.0%)
U.S. Treasury Bonds
5.50%, 8/15/28	5		6
6.125%, 8/15/29	925		1,181
6.375%, 8/15/27	735		953
7.625%, 2/15/25	1,885		2,716
8.125%, 8/15/19	132		187
U.S. Treasury Notes
1.875%, 1/31/06
3.125%, 5/15/07	3,400		3,369
3.50%, 11/15/06	13,305		13,294
3.875%, 2/15/13	1,240		1,242
4.25%, 8/15/13	6,100		6,255
4.375%, 8/15/12	150		156
4.75%, 11/15/08	2,125		2,196
5.625%, 2/15/06	700		710
U.S. Treasury Strips,
IO 4.42%, 2/15/25	450		191
PO 2/15/25 - 2/15/27	2,000		834
			33,290
Utilities (1.2%)
Arizona Public Service Co.
5.80%, 6/30/14	80		86
6.75%, 11/15/06	45		46
Carolina Power & Light Co.
5.125%, 9/15/13	75		77
CC Funding Trust I
6.90%, 2/16/07	65		68

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face Amount (000)		Value (000)
Utilities (cont’d)
CenterPoint Energy, Inc. (Convertible)
1.425%, 9/15/29	$33	(c)	$1,111
Cincinnati Gas & Electric
5.70%, 9/15/12	70		75
Consolidated Natural Gas Co.
5.00%, 12/1/14	155		157
6.25%, 11/1/11	45		49
Detroit Edison Co.
4.80%, 2/15/15	90	(a)	91
6.125%, 10/1/10	10		11
Entergy Gulf States, Inc.
3.60%, 6/1/08	15		15
Exelon Corp.
6.75%, 5/1/11	30		33
FPL Group Capital, Inc.
3.25%, 4/11/06	116		115
Pacific Gas & Electric Co.
6.05%, 3/1/34	100		111
PG&E Corp. (Convertible)
9.50%, 6/30/10	140		414
Public Service Electricity & Gas Co.
5.00%, 1/1/13	20		21
5.375%, 9/1/13	10		11
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	45	(a)	54
Reliant Energy, Inc. (Convertible)
5.00%, 8/15/10	529	(a)	785
Sempra Energy
4.621%, 5/17/07	45		45
South Carolina Electric & Gas
5.30%, 5/15/33	25		26
Texas Eastern Transmission LP
7.00%, 7/15/32	40		49
Wisconsin Electric Power
3.50%, 12/1/07	45		44
			3,494
Total Fixed Income Securities (Cost $73,164)			74,099

	Shares
Common Stocks (67.0%)
Aerospace & Defense (1.5%)
Northrop Grumman Corp.	42,810		2,365
Raytheon Co.	56,000		2,191
			4,556
Automobiles (0.8%)
Honda Motor Co., Ltd. ADR	100,465		2,472
Beverages (1.0%)
Coca-Cola Co. (The)	72,530		3,028
Biotechnology (0.8%)
Applera Corp. - Applied Biosystems Group	26,060		513
Chiron Corp.	57,530	(d)	2,007
			2,520
Capital Markets (4.4%)
Charles Schwab Corp. (The)	209,770		2,366
Goldman Sachs Group, Inc.	8,900		$908
Lehman Brothers Holdings, Inc.	38,950		3,867
Merrill Lynch & Co., Inc.	80,760		4,443
State Street Corp.	35,700		1,722
			13,306
Chemicals (2.4%)
Bayer AG ADR	149,230		4,966
Dow Chemical Co. (The)	46,940		2,090
Lanxess AG	11,482	(d)	257
			7,313
Commercial Banks (1.4%)
Bank of America Corp.	68,550		3,127
PNC Financial Services Group, Inc.	18,240		993
			4,120
Commercial Services & Supplies (0.3%)
Equifax, Inc.	27,920		997
Communications Equipment (1.0%)
Motorola, Inc.	172,910		3,157
Computers & Peripherals (1.0%)
Hewlett-Packard Co.	131,500		3,092
Consumer Finance (0.2%)
MBNA Corp.	27,450		718
Diversified Financial Services (3.7%)
Citigroup, Inc.	110,750		5,120
JPMorgan Chase & Co.	170,743		6,031
			11,151
Diversified Telecommunication Services (2.4%)
France Telecom S.A. ADR	70,680		2,060
Sprint Corp.	76,500		1,919
Verizon Communications, Inc.	93,770		3,240
			7,219
Electric Utilities (2.7%)
American Electric Power Co., Inc.	52,620		1,940
Entergy Corp.	29,430		2,223
Exelon Corp.	34,870		1,790
FirstEnergy Corp.	46,740		2,249
			8,202
Energy Equipment & Services (1.5%)
Schlumberger Ltd.	57,850		4,393
Food & Staples Retailing (1.2%)
Wal-Mart Stores, Inc.	75,110		3,620
Food Products (2.7%)
Cadbury Schweppes plc ADR	53,700		2,058
Kraft Foods, Inc.	48,360		1,539
Unilever N.V. (NY Shares)	69,290		4,492
			8,089
Health Care Equipment & Supplies (1.0%)
Bausch & Lomb, Inc.	14,430		1,197
McKesson Corp.	37,570		1,683
			2,880
Health Care Providers & Services (1.3%)
Cigna Corp.	36,820		3,941

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Shares		Value (000)
Hotels, Restaurants & Leisure (0.7%)
Marriott International, Inc.	16,920		$1,154
McDonald’s Corp.	28,880		802
			1,956
Household Products (0.7%)
Kimberly-Clark Corp.	33,950		2,125
Industrial Conglomerates (2.5%)
General Electric Co.	133,560		4,628
Siemens AG	41,030		2,981
			7,609
Insurance (4.1%)
Aegon N.V. (NY Shares)	55,680		717
Chubb Corp.	47,130		4,035
Hartford Financial Services Group, Inc.	23,230		1,737
Prudential Financial, Inc.	40,560		2,663
St. Paul Travelers Cos., Inc. (The)	84,457		3,338
			12,490
Machinery (0.7%)
Ingersoll-Rand Co., Ltd., Class A	20,750		1,481
Parker Hannifin Corp.	12,230		758
			2,239
Media (4.8%)
Clear Channel Communications, Inc.	132,480		4,097
Time Warner, Inc.	291,970	(d)	4,879
Viacom, Inc., Class B	66,400		2,126
Walt Disney Co.	130,410		3,284
			14,386
Metals & Mining (0.9%)
Newmont Mining Corp.	68,450		2,672
Multi-Utilities & Unregulated Power (0.2%)
Williams Cos., Inc.	29,200		555
Multiline Retail (1.3%)
Kohl’s Corp.	43,830	(d)	2,450
Target Corp.	27,050		1,472
			3,922
Oil & Gas (6.1%)
BP plc ADR	66,520		4,149
ConocoPhillips	66,180		3,805
Exxon Mobil Corp.	52,440		3,014
Royal Dutch Petroleum Co. (NY Shares)	67,700		4,394
Valero Energy Corp.	38,090		3,013
			18,375
Pharmaceuticals (8.2%)
Bristol-Myers Squibb Co.	185,410		4,632
Eli Lilly & Co.	54,520		3,037
GlaxoSmithKline plc ADR	38,960		1,890
Roche Holding AG ADR	77,710		4,919
Sanofi-Aventis ADR	61,280		2,512
Schering-Plough Corp.	235,900		4,496
Wyeth	73,450		3,269
			24,755
Road & Rail (0.4%)
Norfolk Southern Corp.	34,180		1,058
Semiconductors & Semiconductor Equipment (1.5%)
Intel Corp.	102,080		$2,660
Micron Technology, Inc.	182,110	(d)	1,860
			4,520
Software (0.9%)
Symantec Corp.	125,310	(d)	2,724
Thrifts & Mortgage Finance (1.3%)
Freddie Mac	59,920		3,909
Tobacco (0.7%)
Altria Group, Inc.	32,360		2,092
Wireless Telecommunication Services (0.7%)
Nextel Communications, Inc., Class A	66,240	(d)	2,140
Total Common Stocks (Cost $189,129)			202,301
Preferred Stocks (3.3%)
Banks (0.8%)
Federal National Mortgage Association, 5.375% (Convertible)	20		1,942
Sovereign Capital Trust, 4.375% (Convertible)	10,100		447
			2,389
Consumer Durables & Apparel (0.2%)
Newell Financial Trust I, 5.25% (Convetible)	11,400		500
Diversified Telecommunication Services (0.2%)
Lucent Technologies Capital Trust I, 7.75% (Convertible)	700		681
Gas Utilities (0.6%)
El Paso Corp., 4.99% (Convertible)	800	(a)	853
El Paso Energy Capital Trust I, 4.75% (Convertible)	25,000		951
			1,804
Health Care Equipment & Supplies (0.5%)
Baxter International, Inc., 7.00% (Convertible)	22,000		1,216
Omnicare, Inc., 4.00% (Convertible)	4,400		255
			1,471
Insurance (0.5%)
Chubb Corp., 7.00% (Convertible)	14,030		445
Conseco, Inc., 5.50% (Convertible)	13,500		375
Travelers Property Casualty Corp., 4.50% (Convertible)	13,500		302
UnumProvident Corp., 8.25% (Convertible)	10,500		378
			1,500
Materials (0.0%)
Huntsman Corp., 5.00% (Convertible)	1,200		55
Media (0.0%)
Interpublic Group of Cos., Inc., Series A, 5.375% (Convertible)	300		14
Oil & Gas (0.4%)
Amerada Hess Corp., 7.00% (Convertible)	12,000		1,100
Pharmaceuticals (0.1%)
Schering Plough Corp., 6.00% (Convertible)	8,000		408
Total Preferred Stocks (Cost $9,307)			9,922

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face
	Amount		Value
	(000)		(000)
Short-Term Investment (5.5%)
Repurchase Agreement (5.5%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $16,540
(Cost $16,538)	$16,538	(e)	$16,538
Total Investments (100.3%) (Cost $288,138)			302,860
Liabilities in Excess of Other Assets (-0.3%)			(818)
Net Assets (100%)			$302,042

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.
(c)	Variable/ Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2005.
(d)	Non-income producing security.
(e)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Equity and Income Portfolio

Statement of Assets and Liabilities

June 30, 2005
(000)
Assets:
Investments, at Value (Cost $288,138)	$302,860
Cash	1
Receivable for Investments Sold	7,067
Interest Receivable	636
Receivable for Portfolio Shares Sold	570
Dividends Receivable	341
Other Assets	3
Total Assets	311,478
Liabilities:
Payable for Investments Purchased	8,956
Investment Advisory Fees Payable	322
Administration Fees Payable	60
Payable for Portfolio Shares Redeemed	14
Custodian Fees Payable	13
Distribution Fees — Class II Shares	12
Other Liabilities	59
Total Liabilities	9,436
NET ASSETS	$302,042
Net Assets Consist of:
Paid-in Capital	$277,381
Undistributed (Distributions in Excess of) Net Investment Income	4,299
Accumulated Net Realized Gain (Loss)	5,640
Unrealized Appreciation (Depreciation) on:
Investments	14,722
Net Assets	$302,042
Net Asset Value, Offering and Redemption Price Per Share Applicable to 22,998,654 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.13

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Equity and Income Portfolio

Statement of Operations

Six Months Ended June 30, 2005 (000)
Investment Income:
Dividends	$2,021
Interest	1,347
Total Investment Income	3,368
Expenses:
Investment Advisory Fees (Note B)	592
Distribution Fees — Class II Shares (Note D)	434
Administration Fees (Note C)	308
Shareholder Reporting Fees	59
Custodian Fees (Note E)	19
Professional Fees	18
Directors’ Fees and Expenses	1
Other	8
Total Expenses	1,439
Distribution Fees — Class II Shares Waived (Note D)	(372)
Net Expenses	1,067
Net Investment Income (Loss)	2,301
Realized Gain (Loss) on:
Investments Sold	2,709
Change in Unrealized Appreciation (Depreciation) on:
Investments	(897)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	1,812
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,113

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Equity and Income Portfolio

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited) (000)	Year Ended December 31, 2004 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$2,301	$1,957
Net Realized Gain (Loss)	2,709	2,994
Net Change in Unrealized Appreciation (Depreciation)	(897)	12,087
Net Increase (Decrease) in Net Assets Resulting from Operations	4,113	17,038
Distributions from and/or in Excess of:
Class II:
Net Realized Gain	—	(96)
Capital Share Transactions:(1)
Class II:
Subscriptions	93,372	143,112
Distributions Reinvested	—	96
Redemptions	(3,109)	(6,504)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	90,263	136,704
Total Increase (Decrease) in Net Assets	94,376	153,646
Net Assets:
Beginning of Period	207,666	54,020
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $4,299 and $1,998, Respectively)	$302,042	$207,666

(1) Capital Share Transactions:
Class II:
Shares Subscribed	7,227	11,904
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(241)	(542)
Net Increase (Decrease) in Class II Shares Outstanding	6,986	11,370

The accompanying notes are an integral part of the financial statements.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Financial Highlights

Equity and Income Portfolio

Selected Per Share Data and Ratios

	Class II
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004	Period from April 30, 2003* to December 31, 2003
Net Asset Value, Beginning of Period	$12.97		$11.64	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.12		0.20	0.12
Net Realized and Unrealized Gain (Loss)	0.04		1.14	1.60
Total from Investment Operations	0.16		1.34	1.72
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.05)
Net Realized Gain	—		(0.01)	(0.03)
Total Distributions	—		(0.01)	(0.08)
Net Asset Value, End of Period	$13.13		$12.97	$11.64
Total Return ±	1.23	%††	11.52%	17.23	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$302,042		$207,666	$54,020
Ratio of Expenses to Average Net Assets(1)	0.86	%**	1.00%	1.00	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.86	%**	1.64%	1.58	%**
Portfolio Turnover Rate^	27	%††	58%	30	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.16	%**	1.31%	1.87	%**
Net Investment Income (Loss) to Average Net Assets	1.56	%**	1.33%	0.71	%**

*	Commencement of operations
**	Annualized
#	Per share amount is based on average shares outstanding.
††	Not annualized
±	Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account.
If performance information included the effect of these additional charges, the total return would be lower.
^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended December 31, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Equity and Income Portfolio. The Portfolio seeks both capital appreciation and current income by investing primarily in income-producing equity instruments and investment grade fixed income securities. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2.              Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Forward Commitments and When-Issued/ Delayed Delivery Securities: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally,

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio’s commitments to purchase such securities or designates such assets as segregated on the Portfolio’s records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains or losses may have on the Portfolio.

4.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $150	From $250
First $150	million to	million to	More than
million	$250 million	$350 million	$350 million
0.50%	0.45%	0.40%	0.35%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.00%.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2005, this waiver amounted to $372,000.  Prior to April 29, 2004, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

E. Custodian Fees: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses.  These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2004 and 2003 was as follows:

2004 Distributions		2003 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$96	$—	$379	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to the differing treatments of gains and losses related to principal payments from mortgage-related securities.

At December 31, 2004, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$4,086	$1,104

At June 30, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$288,138	$18,389	$(3,667)	$14,722

H. Other: For the six months ended June 30, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $128,794,000 and $50,634,000, respectively. For the six months ended June 30, 2005, purchases and sales of long-term U.S. Government securities were approximately $22,511,000 and $11,116,000, respectively.

At June 30, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 87.4% for Class II shares.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Director and Officer Information

Directors

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Charles A. Fiumefreddo

James F. Higgins

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank

270 Park Avenue

New York, New York 10017

Officers

Mitchell M. Merin

President

Ronald E. Robison

Executive Vice President and Principal Executive Officer

Joseph J. McAlinden

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang

Vice President

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Global Franchise Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Expense Example

Global Franchise Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2005	June 30, 2005	January 1, 2005 — June 30, 2005

Class II
Actual	$1,000.00	$1,041.30	$6.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*                 Expenses are equal to Class II shares’ annualized net expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-year period ended November 30, 2004 and the period from April 30, 2003 to November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for both periods. The Adviser informed the Board that the Portfolio’s underperformance relative to its performance peer group is partially attributable to the fact that the Portfolio allocated more of its assets to bonds and convertible securities than equities, which results in lower comparative performance in a positive equity market.  The Board considered that the Portfolio’s one-year performance had improved over the prior period. The Board concluded that the Portfolio’s performance was improving and can reasonably be expected to be competitive with that of its performance peer group.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was higher than the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio. The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board considered that in order to reduce the management fee and total expense ratio, the Adviser was waiving part of its management fee and was maintaining a cap of 1.20% of the Portfolio’s assets on all expenses of the Portfolio, excluding 12b-1 fees and brokerage commissions but including the management fee. The Board concluded that, with the fee waiver and expense cap in effect, the Portfolio’s management fee and total expense ratio were not excessive.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker–dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares		Value (000)
Common Stocks (95.0%)
Canada (2.4%)
Torstar Corp., Class B	130,888		$2,649
Finland (4.8%)
Cargotec Corp.	36,451	(a)	1,018
Kone OYJ, Class B	72,317	(a)	4,332
			5,350
France (5.5%)
Groupe Danone	38,489		3,375
Sanofi-Aventis	33,673		2,757
			6,132
Netherlands (9.1%)
Reed Elsevier N.V.	205,775		2,860
Royal Numico N.V.	99,073	(a)	3,951
Wolters Kluwer N.V. CVA	176,706		3,371
			10,182
Spain (3.3%)
Altadis S.A.	71,137		2,974
Zardoya-Otis S.A.	24,922		733
			3,707
Sweden (4.4%)
Swedish Match AB	429,259		4,864
Switzerland (7.7%)
Nestle S.A. (Registered)	18,418		4,707
Novartis AG (Registered)	82,290		3,909
			8,616
United Kingdom (38.9%)
Allied Domecq plc	318,919		3,861
British American Tobacco plc	464,530		8,973
Cadbury Schweppes plc	712,929		6,787
Diageo plc	311,718		4,581
GCAP Media PLC	45,713		221
GlaxoSmithKline plc	192,734		4,650
Imperial Tobacco Group plc	135,150		3,630
Reckitt Benckiser plc	174,292		5,121
SMG plc	276,167		469
Unilever plc	287,621		2,764
WPP Group plc	237,646		2,438
			43,495
United States (18.9%)
Altria Group, Inc.	76,300		4,933
Bristol-Myers Squibb Co.	132,723		3,315
Brown-Forman Corp., Class B	47,744		2,887
Kimberly-Clark Corp.	45,746		2,863
Merck & Co., Inc.	130,025		4,005
New York Times Co. (The), Class A	98,767		3,077
			21,080
Total Common Stocks (Cost $98,026)			106,075

	Face Amount (000)		Value (000)
Short-Term Investment (8.6%)
Repurchase Agreement (8.6%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $9,635 (Cost $9,634)	$9,634	(b)	$9,634
Total Investments (103.6%) (Cost $107,660)			115,709
Liabilities in Excess of Other Assets (-3.6%)			(4,028)
Net Assets (100%)			$111,681

(a)	Non-income producing security
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	9,230	$16,527	7/21/05	USD	17,594	$17,594	$1,067
USD	607	607	7/1/05	CHF	778	608	1
USD	72	72	7/1/05	CHF	92	72	—	@
USD	1,018	1,018	7/1/05	EUR	844	1,022	4
USD	1,217	1,217	7/1/05	GBP	671	1,202	(15)
USD	680	680	7/1/05	GBP	379	679	(1)
USD	162	162	7/1/05	SEK	1,265	162	—	@
		$20,283				$21,339	$1,056

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

SEK – Swedish Krona

USD – U.S. Dollar

@ – Value is less than $500.

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Global Franchise Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*                 Industries which do not appear in the top 10 industries, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities

June 30, 2005
(000)
Assets:
Investments, at Value (Cost $107,660)	$115,709
Unrealized Appreciation on Foreign Currency Exchange Contracts	1,072
Foreign Currency (Cost $1,018)	1,012
Dividends Receivable	257
Receivable for Portfolio Shares Sold	76
Foreign Withholding Tax Reclaim Receivable	43
Interest Receivable	1
Other Assets	1
Total Assets	118,171
Liabilities:
Payable for Investments Purchased	6,214
Investment Advisory Fees Payable	176
Administration Fees Payable	23
Custodian Fees Payable	21
Unrealized Depreciation on Foreign Currency Exchange Contracts	16
Distribution Fees — Class II Shares	5
Other Liabilities	35
Total Liabilities	6,490
NET ASSETS	$111,681
Net Assets Consist of:
Paid-in Capital	$100,357
Undistributed (Distributions in Excess of) Net Investment Income	1,508
Accumulated Net Realized Gain (Loss)	705
Unrealized Appreciation (Depreciation) on:
Investments	8,049
Foreign Currency Exchange Contracts and Translations	1,062
Net Assets	$111,681
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,768,536 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.38

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Global Franchise Portfolio

Statement of Operations

Six Months Ended
June 30, 2005
(000)
Investment Income:
Dividends (Net of $108 Foreign Taxes Withheld)	$1,762
Interest	83
Total Investment Income	1,845
Expenses:
Investment Advisory Fees (Note B)	366
Distribution Fees — Class II Shares (Note D)	160
Administration Fees (Note C)	112
Custodian Fees (Note E)	32
Shareholder Reporting Fees	30
Professional Fees	12
Other	7
Total Expenses	719
Investment Advisory Fees Waived (Note B)	(32)
Distribution Fees — Class II Shares Waived (Note D)	(137)
Net Expenses	550
Net Investment Income (Loss)	1,295
Realized Gain (Loss) on:
Investments Sold	1,302
Foreign Currency Transactions	(914)
Net Realized Gain (Loss)	388
Change in Unrealized Appreciation (Depreciation) on:
Investments	(29)
Foreign Currency Exchange Contracts and Translations	1,757
Net Change in Unrealized Appreciation (Depreciation)	1,728
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	2,116
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,411

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report - June 30, 2005

Global Franchise Portfolio

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited) (000)	Year Ended December 31, 2004 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,295	$511
Net Realized Gain (Loss)	388	595
Net Change in Unrealized Appreciation (Depreciation)	1,728	5,184
Net Increase (Decrease) in Net Assets Resulting from Operations	3,411	6,290
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(70)
Net Realized Gain	—	(472)
Total Distributions	—	(542)
Capital Share Transactions:(1)
Class II:
Subscriptions	37,790	47,372
Distributions Reinvested	—	543
Redemptions	(839)	(2,714)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	36,951	45,201
Total Increase (Decrease) in Net Assets	40,362	50,949
Net Assets:
Beginning of Period	71,319	20,370
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $1,508 and $213, Respectively)	$111,681	$71,319

(1) Capital Share Transactions:
Class II:
Shares Subscribed	2,663	3,690
Shares Issued on Distributions Reinvested	—	39
Shares Redeemed	(59)	(216)
Net Increase (Decrease) in Class II Shares Outstanding	2,604	3,513

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Financial Highlights

Global Franchise Portfolio

	Class II
				Period from
	Six Months Ended		Year Ended	April 30, 2003*
	June 30, 2005		December 31,	to December 31,
	(unaudited)		2004	2003
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$13.81		$12.33	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.20		0.16	0.06
Net Realized and Unrealized Gain (Loss)	0.37		1.42	2.29
Total from Investment Operations	0.57		1.58	2.35
Distribution from and/or in Excess of:
Net Realized Gain	—		(0.02)	(0.02)
Return of Capital	—		(0.08)	—
Total Distributions	—		(0.10)	(0.02)
Net Asset Value, End of Period	$14.38		$13.81	$12.33
Total Return ±	4.13	%††	12.77%	23.57	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$111,681		$71,319	$20,370
Ratio of Expenses to Average Net Assets(1)	1.20	%**	1.20%	1.20	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	2.83	%**	1.22%	0.74	%**
Portfolio Turnover Rate	4	%††	9%	3	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.57	%**	1.65%	3.22	%**
Net Investment Income (Loss) to Average Net Assets	2.46	%**	0.77%	(1.28	)%**

*	Commencement of operations
**	Annualized
#	Per share amount is based on average shares outstanding.
††	Not annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account.
If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that the Adviser believes have, among other things, resilient business franchises and growth potential. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future. The Portfolio is authorized to issue 500 million shares but will close to new accounts when assets in the Portfolio reach $100 million. The Portfolio will continue to offer its Class II shares to existing shareholders.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2.              Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

•     investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2005, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.              Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

directly attributed are apportioned among the Portfolios based upon relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500
First $500	million to	More than
Million	$1 billion	$1 billion
0.80%	0.75%	0.70%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.20%. For the six months ended June 30, 2005, this waiver amounted to $32,000.

Morgan Stanley Investment Management Limited (the “Sub-Adviser” or “MSIM Limited”) a wholly-owned subsidiary of Morgan Stanley, serves as investment Sub-Adviser for the Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Portfolio under supervision of the Adviser. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund.

For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2005, this waiver amounted to $137,000.  Prior to April 29, 2004, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

E. Custodian Fees: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses.  These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2004 and 2003 was as follows:

2004 Distributions Paid From:		2003 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$495	$47	$28	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to differing treatments of gains and losses related to foreign currency transactions.

At December 31, 2004, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$22	$295

At June 30, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$107,660	$9,954	$(1,905)	$8,049

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2004, the Portfolio deferred to January 1, 2005, for U.S. Federal income tax purposes, post-October currency losses of $488,000.

H. Other: For the six months ended June 30, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $39,058,000 and $3,482,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2005.

At June 30, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 83.3% for Class II shares.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Director and Officer Information

Directors

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Charles A. Fiumefreddo

James F. Higgins

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank

270 Park Avenue

New York, New York 10017

Officers

Mitchell M. Merin

President

Ronald E. Robison

Executive Vice President and Principal Executive Officer

Joseph J. McAlinden

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang

Vice President

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

14

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2005

Small Company Growth Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Expense Example

Small Company Growth Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2005	June 30, 2005	January 1, 2005 — June 30, 2005

Class II
Actual	$1,000.00	$1,049.80	$6.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26

*    Expenses are equal to Class II shares’ annualized net expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-year period ended November 30, 2004 and for the period from April 30, 2003 to November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was better than its performance peer group average for both periods. The Board concluded that the Portfolio’s performance was satisfactory.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was higher than the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio. The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board considered that in order to reduce the management fee and total expense ratio, the Adviser was waiving part of its management fee and was maintaining a cap of 1.15% of the Portfolio’s assets on all expenses of the Portfolio, excluding 12b-1 fees and brokerage commissions but including the management fee. The Board concluded that, with the fee waiver and expense cap in effect, the Portfolio’s management fee and total expense ratio were not excessive.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker–dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

	Shares		Value (000)
Common Stocks (96.2%)
Biotechnology Research & Production (0.8%)
Idexx Laboratories, Inc.	5,475	(a)	$341
Building: Cement (1.8%)
Eagle Materials, Inc.	3,450		312
Florida Rock Industries, Inc.	6,075		446
			758
Cable Television Services (0.4%)
Lodgenet Entertainment Corp.	10,200	(a)	169
Casinos & Gambling (5.8%)
Kerzner International Ltd.	13,650	(a)	777
Lakes Entertainment, Inc.	15,400	(a)	237
Penn National Gaming, Inc.	24,325	(a)	888
Shuffle Master, Inc.	19,718	(a)	553
			2,455
Chemicals (0.7%)
Nuco2, Inc.	11,075	(a)	284
Communications & Media (0.9%)
CKX, Inc.	31,000	(a)	399
Communications Technology (2.1%)
Intermix Media, Inc.	26,100	(a)	218
Spectrasite, Inc.	9,175	(a)	683
			901
Computer Services Software & Systems (5.5%)
Akamai Technologies, Inc.	33,725	(a)	443
Bankrate, Inc.	5,200	(a)	105
Blackboard, Inc.	11,600	(a)	278
Netease.com ADR	5,275	(a)	301
Salesforce.com, Inc.	33,450	(a)	685
Sina Corp.	10,375	(a)	289
SkillSoft plc ADR	43,025	(a)	148
Transact Technologies, Inc.	10,125	(a)	86
			2,335
Computer Technology (1.1%)
Shanda Interactive Entertainment Ltd. ADR	12,275	(a)	452
Consumer Electronics (1.8%)
CNET Networks, Inc.	30,000	(a)	352
THQ, Inc.	14,525	(a)	425
			777
Consumer Products (0.3%)
PlanetOut, Inc.	12,275	(a)	107
Consumer Staples — Miscellaneous (2.3%)
Peet’s Coffee & Tea, Inc.	12,525	(a)	414
Yankee Candle Co., Inc.	17,300		555
			969
Diversified (0.8%)
Beacon Roofing Supply, Inc.	12,275	(a)	323
Diversified Financial Services (1.1%)
Calamos Asset Management, Inc., Class A	17,675		481
Drugs & Pharmaceuticals (1.7%)
Flamel Technologies ADR	10,604	(a)	192
Gen-Probe, Inc.	8,425	(a)	305
Noven Pharmaceuticals, Inc.	12,400	(a)	217
			714
Education Services (2.7%)
Bright Horizons Family Solutions, Inc.	9,225	(a)	$375
Strayer Education, Inc.	9,062		782
			1,157
Electrical & Electronics (1.0%)
Flir Systems, Inc.	14,150	(a)	422
Electronics (0.9%)
Avid Technology, Inc.	7,250	(a)	386
Electronics: Semi-Conductors/Components (2.0%)
Tessera Technologies, Inc.	25,675	(a)	858
Energy — Miscellaneous (7.5%)
Gasco Energy, Inc.	51,950	(a)	192
Quicksilver Resources, Inc.	18,675	(a)	1,194
Range Resources Corp.	24,350		655
Southwestern Energy Co.	23,800	(a)	1,118
			3,159
Engineering & Contracting Services (0.7%)
Washington Group International, Inc.	6,025	(a)	308
Entertainment (0.7%)
Lions Gate Entertainment Corp.	28,325	(a)	291
Financial — Miscellaneous (0.7%)
Interactive Data Corp.	13,675	(a)	284
Foods (1.2%)
Rocky Mountain Chocolate Factory, Inc.	2,500		55
Treehouse Foods, Inc.	15,400	(a)	439
			494
Health Care — Miscellaneous (1.4%)
VCA Antech, Inc.	24,750	(a)	600
Health Care Management Services (0.1%)
Eclipsys Corp.	4,250	(a)	60
Health Care Services (5.0%)
Animas Corp.	16,475	(a)	332
Dade Behring Holdings, Inc.	16,500		1,073
Stericycle, Inc.	14,050	(a)	707
			2,112
Homebuilding (1.7%)
Desarrolladora Homex S.A. de CV	15,400	(a)	422
Meritage Homes Corp.	3,975	(a)	316
			738
Hotel/Motel (4.4%)
BJ’s Restaurants, Inc.	20,563	(a)	418
Gaylord Entertainment Co.	19,675	(a)	915
Great Wolf Resorts, Inc.	26,895	(a)	550
			1,883
Insurance: Property & Casualty (0.7%)
Markel Corp.	893	(a)	303
Investment Management Companies (2.2%)
Greenhill & Co., Inc.	22,721		920
Leisure Time (4.2%)
SCP Pool Corp.	23,425		822
WMS Industries, Inc.	28,675	(a)	968
			1,790

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

	Shares		Value (000)
Machinery: Industrial/Specialty (0.6%)
Middleby Corp.	4,450	(a)	$235
Manufacturing (0.8%)
Actuant Corp., Class A	6,750	(a)	324
Medical & Dental Instruments & Supplies (3.0%)
American Medical Systems Holdings, Inc.	19,875	(a)	411
Sybron Dental Specialties, Inc.	11,300	(a)	425
Techne Corp.	9,325	(a)	428
			1,264
Office Furniture & Business Equipment (0.9%)
Micros Systems, Inc.	8,900	(a)	398
Oil: Crude Producers (0.5%)
Petrohawk Energy Corp.	19,700	(a)	213
Paper (1.0%)
Neenah Paper, Inc.	13,325		413
Production Technology Equipment (0.9%)
Dionex Corp.	8,875	(a)	387
Publishing — Miscellaneous (0.8%)
Morningstar, Inc.	12,725	(a)	358
Rental & Leasing Services (0.7%)
Jones Lang LaSalle, Inc.	7,200	(a)	318
Restaurants (1.5%)
P.F. Chang’s China Bistro, Inc.	10,780	(a)	636
Retail (10.1%)
AFC Enterprises	21,485	(a)	283
Blue Nile, Inc.	22,425	(a)	733
Build-A-Bear Workshop, Inc.	13,325	(a)	313
Citi Trends, Inc.	614	(a)	11
Eddie Bauer Holdings, Inc.	4,500	(a)	125
Guitar Center, Inc.	6,800	(a)	397
IHOP Corp.	6,950		302
NetFlix, Inc.	18,950	(a)	311
Overstock.com, Inc.	10,400	(a)	370
Priceline.com, Inc.	9,300	(a)	217
Steak N Shake Co. (The)	585	(a)	11
Tractor Supply Co.	11,800	(a)	579
Tuesday Morning Corp.	19,225		606
			4,258
Services: Commercial (6.3%)
Advisory Board Co. (The)	21,225	(a)	1,034
Coinstar, Inc.	15,150	(a)	344
Corporate Executive Board Co.	8,995		705
Macquarie Infrastructure Co. Trust	20,675		587
			2,670
Technology — Miscellaneous (0.6%)
Housevalues, Inc.	13,700	(a)	248
Telecommunications Equipment (1.0%)
SBA Communications Corp.	31,385	(a)	424
Textile Apparel Manufacturers (1.8%)
Carter’s, Inc.	12,800	(a)	747
Truckers (1.5%)
Landstar System, Inc.	20,675	(a)	623
Total Common Stocks (Cost $34,939)			40,746

	Face Amount		Value
	(000)		(000)
Short-Term Investment (6.4%)
Repurchase Agreement (6.4%)
J.P. Morgan Securities, Inc., 3.40%,
dated 6/30/05, due 7/1/05,
repurchase price $2,694
(Cost $2,694)	$2,694	(b)	$2,694
Total Investments (102.6%) (Cost $37,633)			43,440
Liabilities in Excess of Other Assets (-2.6%)			(1,092)
Net Assets (100%)			$42,348

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*                      Industries which do not appear in the top 10 industries, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities

June 30, 2005 (000)
Assets:
Investments, at Value (Cost $37,633)	$43,440
Receivable for Investments Sold	547
Dividends Receivable	14
Receivable for Portfolio Shares Sold	5
Other Assets	1
Total Assets	44,007
Liabilities:
Payable for Investments Purchased	1,066
Bank Overdraft Payable	489
Investment Advisory Fees Payable	53
Custodian Fees Payable	9
Administration Fees Payable	8
Distribution Fees — Class II Shares	2
Other Liabilities	32
Total Liabilities	1,659
NET ASSETS	$42,348
Net Assets Consist of:
Paid-in Capital	$34,956
Undistributed (Distributions in Excess of) Net Investment Income	106
Accumulated Net Realized Gain (Loss)	1,479
Unrealized Appreciation (Depreciation) on Investments	5,807
Net Assets	$42,348
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,608,211 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$16.24

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Small Company Growth Portfolio

Statement of Operations

Six Months Ended June 30, 2005 (000)
Investment Income:
Dividends	$316
Interest	21
Total Investment Income	337
Expenses:
Investment Advisory Fees (Note B)	170
Distribution Fees — Class II Shares (Note D)	65
Administration Fees (Note C)	44
Shareholder Reporting Fees	31
Custodian Fees (Note E)	13
Professional Fees	13
Other	2
Total Expenses	338
Investment Advisory Fees Waived (Note B)	(52)
Distribution Fees — Class II Shares Waived (Note D)	(55)
Net Expenses	231
Net Investment Income (Loss)	106
Realized Gain (Loss) on:
Investments Sold	1,329
Change in Unrealized Appreciation (Depreciation) on:
Investments	605
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	1,934
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,040

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Small Company Growth Portfolio

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited) (000)	Year Ended December 31, 2004 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$106	$(236)
Net Realized Gain (Loss)	1,329	1,222
Net Change in Unrealized Appreciation (Depreciation)	605	3,926
Net Increase (Decrease) in Net Assets Resulting from Operations	2,040	4,912
Distributions from and/or in Excess of:
Class II:
Net Realized Gain	—	(979)
Capital Share Transactions:(1)
Class II:
Subscriptions	6,943	14,814
Distributions Reinvested	—	970
Redemptions	(1,387)	(2,903)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,556	12,881
Total Increase (Decrease) in Net Assets	7,596	16,814
Net Assets:
Beginning of Period	34,752	17,938
End of Period (Including Undistributed Net Investment Income of $106 in 2005)	$42,348	$34,752

(1) Capital Share Transactions:
Class II:
Shares Subscribed	454	1
Shares Issued on Distributions Reinvested	—	63
Shares Redeemed	(91)	(210)
Net Increase (Decrease) in Class II Shares Outstanding	363	907

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Financial Highlights

Small Company Growth Portfolio

	Class II
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31, 2004	Period from April 30, 2003* to December 31, 2003

Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$15.48		$13.40	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.04		(0.13)	(0.09)
Net Realized and Unrealized Gain (Loss)	0.72		2.67	3.72
Total from Investment Operations	0.76		2.54	3.63
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.46)	(0.23)
Net Asset Value, End of Period	$16.24		$15.48	$13.40
Total Return ±	4.98	%††	18.95%	36.30	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$42,348		$34,752	$17,938
Ratio of Expenses to Average Net Assets(1)	1.25	%**	1.25%	1.25	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.57	%**	(0.93)%	(1.06	)%**
Portfolio Turnover Rate	40	%††	113%	82	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.83	%**	1.91%	4.98	%**
Net Investment Income (Loss) to Average Net Assets	(0.01	)%**	(1.59)%	(4.79	)%**

*	Commencement of operations
**	Annualized
#	Per share amount is based on average shares outstanding.
††	Not Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account.
If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future. The Portfolio is authorized to issue 500 million Class II shares but is currently closed to new accounts. The Portfolio will continue to offer Class II shares to existing shareholders.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets. Effective June 1, 2005, the Board of Directors of the Fund approved amending and restating the investment advisory agreement with MS Investment Management to

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

reduce the fee, paid quarterly, to the annual rate based on daily net assets as follows:

First $1 billion	Next $500 million	More than $1.5 billion
0.92%	0.85%	0.80%

Prior to June 1, 2005, the annual rate was 0.92% of the portion of the daily net assets not exceeding $1 billion and 0.85% of the portion of daily net assets in excess of $1 billion.

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.25%. For the six months ended June 30, 2005, this waiver amounted to $52,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2005, this waiver amounted to $55,000.  Prior to April 29, 2004, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

E. Custodian Fees: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses.  These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during 2004 and 2003 was as follows:

2004 Distributions Paid From:		2003 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$880	$99	$297	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss),

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to differing treatments for net investment losses.

At December 31, 2004, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$149	$103

At June 30, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$37,633	$6,834	$(1,027)	$5,807

H. Other: For the six months ended June 30, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $19,353,000 and $14,365,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2005.

During the six months ended June 30, 2005, the Portfolio incurred $760 of brokerage commissions to Morgan Stanley & Co. Incorporated an affiliated broker dealer.

At June 30, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 89.8% for Class II shares.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Director and Officer Information

Directors

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Charles A. Fiumefreddo

James F. Higgins

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank

270 Park Avenue

New York, New York 10017

Officers

Mitchell M. Merin

President

Ronald E. Robison

Executive Vice President and Principal Executive Officer

Joseph J. McAlinden

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang

Vice President

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Equity Growth Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Expense Examples

Equity Growth Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 — June 30, 2005

Class I
Actual	$1,000.00	$1,000.70	$4.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.78	4.06

Class II
Actual	1,000.00	1,000.00	5.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.54	5.31

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 0.81% and 1.06%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for the three- year period but better for the one- and five-year periods.   The Board concluded that the Portfolio’s overall performance was satisfactory.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Fund under the Management Agreement.  The Board noted that the rate was higher than the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio. The Board noted that: (i) the Portfolio’s management fee rate was lower than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also lower than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board concluded that the Portfolio’s management fee and expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker–dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments

Equity Growth Portfolio

	Shares		Value (000)
Common Stocks (99.2%)
Advertising Agencies (3.1%)
Getty Images, Inc.	36,256	(a)	$2,692
Lamar Advertising Co.	36,500	(a)	1,561
Monster Worldwide, Inc.	15,300	(a)	439
			4,692
Biotechnology Research & Production (2.7%)
Genentech, Inc.	52,100	(a)	4,183
Casinos & Gambling (4.6%)
International Game Technology	134,025		3,773
Station Casinos, Inc.	26,800		1,780
Wynn Resorts Ltd.	29,770	(a)	1,407
			6,960
Communications Technology (7.9%)
America Movil S.A. de C.V., Class L ADR	82,800		4,935
Corning, Inc.	94,400	(a)	1,569
Crown Castle International Corp.	102,547	(a)	2,084
Qualcomm, Inc.	105,576		3,485
			12,073
Computer Services Software & Systems (5.7%)
Google, Inc., Class A	25,300	(a)	7,442
Red Hat, Inc.	91,300	(a)	1,196
			8,638
Computer Technology (4.5%)
Dell, Inc.	146,960	(a)	5,806
Seagate Technology, Inc.	27,600	(a)(b)	—	@
Shanda Interactive Entertainment Ltd. ADR	29,000	(a)	1,067
			6,873
Consumer Electronics (5.8%)
Electronic Arts, Inc.	79,100	(a)	4,478
Yahoo!, Inc.	126,350	(a)	4,378
			8,856
Consumer Products (1.1%)
Gillette Co.	33,500		1,696
Diversified Financial Services (3.8%)
Brascan Corp., Class A	64,200		2,450
Chicago Mercantile Exchange Holdings, Inc.	11,390		3,366
			5,816
Drugs & Pharmaceuticals (1.5%)
Johnson & Johnson	35,075		2,280
Education Services (3.0%)
Apollo Group, Inc., Class A	59,200	(a)	4,631
Electronics: Semi-Conductors/Components (1.5%)
Marvell Technology Group Ltd.	59,170	(a)	2,251
Energy — Miscellaneous (2.9%)
Ultra Petroleum Corp.	143,730	(a)	4,364
Financial — Miscellaneous (4.0%)
Berkshire Hathaway, Inc., Class B	985	(a)	2,742
Marsh & McLennan Cos., Inc.	56,200		1,557
Moody’s Corp.	39,420		1,772
			6,071
Financial Data Processing Services & Systems (1.0%)
Paychex, Inc.	48,470		$1,577
Foods (1.0%)
WM Wrigley Jr Co.	22,200		1,528
Health Care — Miscellaneous (2.2%)
Alcon, Inc.	30,000		3,281
Health Care Management Services (1.0%)
Patterson Cos., Inc.	35,100	(a)	1,582
Health Care Services (3.8%)
UnitedHealth Group, Inc.	110,650		5,769
Homebuilding (1.5%)
Pulte Homes, Inc.	27,800		2,342
Investment Management Companies (1.0%)
Citigroup, Inc.	32,872		1,520
Leisure Time (3.5%)
Carnival Corp.	98,350		5,365
Materials & Processing (2.9%)
Monsanto Co.	70,700		4,445
Medical & Dental Instruments & Supplies (2.7%)
Guidant Corp.	24,000		1,615
St. Jude Medical, Inc.	57,400	(a)	2,503
			4,118
Metals & Minerals — Miscellaneous (1.1%)
Cameco Corp.	38,800		1,736
Recreational Vehicles & Boats (1.5%)
Harley-Davidson, Inc.	47,000		2,331
Restaurants (1.0%)
Starbucks Corp.	30,000	(a)	1,550
Retail (10.8%)
Amazon.Com, Inc.	62,400	(a)	2,064
Costco Wholesale Corp.	111,300		4,988
Home Depot, Inc.	117,600		4,575
Sears Holdings Corp.	32,500	(a)	4,871
			16,498
Services: Commercial (5.8%)
Corporate Executive Board Co.	41,100		3,220
eBay, Inc.	168,200	(a)	5,552
			8,772
Soaps & Household Chemicals (0.7%)
Procter & Gamble Co.	20,286		1,070
Tobacco (1.5%)
Altria Group, Inc.	35,500		2,295
Transportation — Miscellaneous (1.3%)
C.H. Robinson Worldwide, Inc.	34,115		1,985
Utilities: Gas Pipelines (1.3%)
Questar Corp.	30,300		1,997
Utilities: Telecommunications (1.5%)
Nextel Communications, Inc., Class A	72,300	(a)	2,336
Total Investments (99.2%) (Cost $137,610)			151,481
Other Assets in Excess of Liabilities (0.8%)			1,269
Net Assets (100%)			$152,750

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Equity Growth Portfolio

(a)	Non-income producing security.
(b)	Security was valued at fair value — At June 30, 2005, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*                 Industries which do not appear in the top 10 industries, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Equity Growth Portfolio

Statement of Assets and Liabilities

June 30, 2005 (000)
Assets:
Investments, at Value (Cost $137,610)	$151,481
Receivable for Investments Sold	3,678
Receivable for Portfolio Shares Sold	99
Dividends Receivable	36
Other Assets	3
Total Assets	155,297
Liabilities:
Payable for Investments Purchased	2,152
Investment Advisory Fees Payable	185
Bank Overdraft Payable	98
Payable for Portfolio Shares Redeemed	32
Administration Fees Payable	32
Custodian Fees Payable	8
Distribution Fees — Class II Shares	4
Directors’ Fees and Expenses Payable	2
Other Liabilities	34
Total Liabilities	2,547
NET ASSETS	$152,750
Net Assets Consist of:
Paid-in Capital	$190,254
Undistributed (Distributions in Excess of) Net Investment Income	627
Accumulated Net Realized Gain (Loss)	(52,002)
Unrealized Appreciation (Depreciation) on:
Investments	13,871
Net Assets	$152,750
CLASS I:
Net Assets	$131,437
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,551,492 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.76
CLASS II:
Net Assets	$21,313
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,558,256 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.68

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Equity Growth Portfolio

Statement of Operations

Six Months Ended June 30, 2005 (000)
Investment Income:
Dividends (Net of $18 Foreign Tax Withheld)	$502
Interest	30
Total Investment Income	532
Expenses:
Investment Advisory Fees (Note B)	381
Administration Fees (Note C)	188
Distribution Fees — Class II Shares (Note D)	34
Shareholder Reporting Fees	20
Professional Fees	13
Custodian Fees (Note E)	12
Directors’ Fees and Expenses Payable	1
Other	6
Total Expenses	655
Distribution Fees — Class II Shares Waived (Note D)	(10)
Expense Offset (Note E)	— @
Net Expenses	645
Net Investment Income (Loss)	(113)
Net Realized Gain (Loss) on:
Investments Sold	3,815
Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,223)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(408)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(521)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Equity Growth Portfolio

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited) (000)	Year Ended December 31, 2004 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$(113)	$748
Net Realized Gain (Loss)	3,815	7,181
Net Change in Unrealized Appreciation (Depreciation)	(4,223)	4,212
Net Increase (Decrease) in Net Assets Resulting from Operations	(521)	12,141
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(254)
Class II:
Net Investment Income	—	(14)
Total Distributions	—	(268)
Capital Share Transactions:(1)
Class I:
Subscriptions	7,527	32,610
Issued on Portfolio Merger†	—	37,265
Distributions Reinvested	—	254
Redemptions	(25,835)	(33,034)
Class II:
Subscriptions	3,964	12,189
Distributions Reinvested	—	14
Redemptions	(1,543)	(2,148)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(15,887)	47,150
Total Increase (Decrease) in Net Assets	(16,408)	59,023
Net Assets:
Beginning of Period	169,158	110,135
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $627 and $740, Respectively)	$152,750	$169,158

(1) Capital Share Transactions:
Class I:
Shares Subscribed	568	2,518
Shares Issued on Portfolio Merger†	—	2,943
Shares Issued on Distributions Reinvested	—	20
Shares Redeemed	(1,954)	(2,577)
Net Increase (Decrease) in Class I Shares Outstanding	(1,386)	2,904
Class II:
Shares Subscribed	302	957
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(118)	(169)
Net Increase (Decrease) in Class II Shares Outstanding	184	789

†                  Effective April 30, 2004, LSA Equity Growth, LSA Capital Growth, and LSA Blue Chip Funds merged into Equity Growth Portfolio.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Financial Highlights

Equity Growth Portfolio

	Class I
	Six Months Ended
	June 30, 2005		Year Ended December 31,
	(unaudited)		2004	2003	2002	2001	2000
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$13.75		$12.78	$10.23	$14.20	$16.76	$20.31
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.01	)#	0.07 #	0.03 #	0.02 #	(0.00)†	(0.02)
Net Realized and Unrealized Gain (Loss)	0.02		0.92	2.52	(3.97)	(2.54)	(2.28)
Total from Investment Operations	0.01		0.99	2.55	(3.95)	(2.54)	(2.30)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)	—	(0.02)	—	—
Net Realized Gain	—		—	—	—	(0.02)	(1.25)
Total Distributions	—		(0.02)	—	(0.02)	(0.02)	(1.25)
Net Asset Value, End of Period	$13.76		$13.75	$12.78	$10.23	$14.20	$16.76
Total Return ±	0.07	%††	7.77%	24.93%§	(27.81)%	(15.17)%	(11.75)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$131,437		$150,361	$102,680	$84,429	$128,775	$174,430
Ratio of Expenses to Average Net Assets(1)	0.81	%**	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.12	)%**	0.53%	0.29%	0.18%	(0.01)%	(0.10)%
Portfolio Turnover Rate	53	%††	177%	132%	142%	96%	70%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.81	%**	N/A	N/A	N/A	N/A	N/A
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A		0.89%	0.94%	0.95%	0.91%	0.92%
Net Investment Income (Loss) to Average Net Assets	N/A		0.49%	0.20%	0.08%	(0.07)%	(0.17)%

**	Annualized
#	Per share amount is based on average shares outstanding.
†	Amount is less than $0.005 per share.
††	Not annualized
±	Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account.
If performance information included the effect of these additional charges, the total return would be lower.
§

The total return was positively impacted by approximately 0.26% due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, Class I’s total return would be approximately 24.67%.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Financial Highlights

Equity Growth Portfolio

	Class II
			Year	Period from
	Six Months Ended		Ended	May 5, 2003*
	June 30, 2005		December	to December
	(unaudited)		31, 2004	31, 2003
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$13.68		$12.75	$10.92
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	(0.02)		0.05	(0.00	)†
Net Realized and Unrealized Gain (Loss)	0.02		0.90	1.83
Total from Investment Operations	—		0.95	1.83
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)	—
Net Asset Value, End of Period	$13.68		$13.68	$12.75
Total Return ±	0.00	%††	7.43%	16.76	%††§
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$21,313		$18,797	$7,455
Ratio of Expenses to Average Net Assets(2)	1.06	%**	1.10%	1.10	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	(0.37	)%**	0.39%	0.04	%**
Portfolio Turnover Rate	53	%††	177%	132%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.06	%**	N/A	N/A
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.16	%**	1.24%	1.29	%**
Net Investment Income (Loss) to Average Net Assets	(0.47	)%**	0.26%	(0.15	)%**

*	Commenced offering
**	Annualized
#	Per share amount is based on average shares outstanding.
†	Amount is less than $0.005 per share.
††	Not annualized
±	Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account.
If performance information included the effect of these additional charges, the total return would be lower.
§

The total return was positively impacted by approximately 0.26% due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, Class II’s total return would be approximately 16.50%.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Equity Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

On April 30, 2004, the net assets of the LSA Equity Growth, LSA Capital Growth and LSA Blue Chip Funds of the LSA Variable Series Trust were merged into the Equity Growth Portfolio’s Class I shares, through a tax-free exchange. In exchange for $16,859,000, $7,530,000 and $12,876,000 in net assets received from LSA Equity Growth, LSA Capital Growth and LSA Blue Chip Funds, respectively, 1,331,700, 594,763 and 1,017,033 Class I shares of the Equity Growth Portfolio were issued, respectively. Included in the net assets listed above for the LSA Equity Growth, LSA Capital Growth and LSA Blue Chip Funds, was $252,000, $101,000 and $763,000 in unrealized appreciation, respectively.  Prior to the combination, the net assets of the Equity Growth Portfolio totalled $103,866,000. Immediately after the combination, the net assets of the Equity Growth Portfolio totalled $141,131,000.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $1	From $2
First $1	billion to	billion to	More than
billion	$2 billion	$3 billion	$3 billion
0.50%	0.45%	0.40%	0.35%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85% for Class I shares and 1.10% for Class II shares.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2005, this waiver amounted to $10,000.  Prior to April 29, 2004, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

E. Custodian Fees: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses.  These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2004 and 2003 was as follows:

2004 Distributions Paid From:		2003 Distributions Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$268	$—	$—	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to differing treatments for acquired capital loss carryforwards.

At December 31, 2004, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$743	$—

At June 30, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$137,610	$18,262	$(4,391)	$13,871

At December 31, 2004, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $51,278,000, of which, $17,269,000 will expire on December 31, 2009, $27,091,000 will expire on December 31, 2010 and $6,918,000 will expire on December 31, 2011.

Additionally, approximately $2,277,000 of capital loss carry-forward has been brought forward as a result of the Portfolio’s merger with the LSA Equity Growth, LSA Capital Growth and LSA Blue Chip Funds.  Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may apply. This acquired capital loss carryforward is expected to expire between 2009-2010.

During the year ended December 31, 2004, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $4,140,000.

Additionally, approximately $994,000 of capital losses acquired from the LSA Equity Growth, LSA Capital Growth and LSA Blue Chip Funds were utilized for federal tax purposes during the year ended December 31, 2004.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

H. Other: For the six months ended June 30, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $81,586,000 and $98,738,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2005.

During the six months ended June 30, 2005, the Portfolio incurred $386 of brokerage commissions to Morgan Stanley & Co. Incorporated an affiliated broker dealer.

At June 30, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 82.6% and 94.7%, for Class I and Class II shares, respectively.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Director and Officer Information

Directors

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Charles A. Fiumefreddo

James F. Higgins

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank

270 Park Avenue

New York, New York 10017

Officers

Mitchell M. Merin

President

Ronald E. Robison

Executive Vice President and Principal Executive Officer

Joseph J. McAlinden

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang

Vice President

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

14

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2005

High Yield Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Expense Example

High Yield Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 — June 30, 2005

Actual	$1,000.00	$998.60	$3.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

*    Expenses are equal to the Portfolio’s annualized net expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for all three periods.  The Board discussed with the Adviser possible steps to improve performance.  The Adviser informed the Board that, in an effort to try to improve performance, the Adviser appointed a new co-head of the Portfolio’s investment team in early 2004, has tightened the investment process and implemented additional risk controls.  The Board considered that relative performance had improved in the most recent one-year period and concluded that the actions taken by the Adviser were reasonably designed to improve performance.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was higher than the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio. The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board considered that in order to reduce the management fee and total expense ratio, the Adviser was waiving part of its management fee and was maintaining a cap of 0.80% of the Portfolio’s assets on all expenses of the Portfolio, excluding brokerage commissions but including the management fee. The Board concluded that, with the fee waiver and expense cap in effect, the Portfolio’s management fee and total expense ratio were not excessive.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser.  The Board concluded that the float benefits were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”).  The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments

High Yield Portfolio

		Face
		Amount		Value
		(000)		(000)
Fixed Income Securities (93.7%)
Aerospace (0.8%)
K&F Acquisition, Inc.
7.75%, 11/15/14		$480		$493
Broadcasting (0.8%)
Salem Communications Holding Corp.
9.00%, 7/1/11		440		476
Cable (6.2%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	EUR	515	(a)	706
Cablevision Systems Corp.
7.89%, 4/1/09		$215	(b)	216
Charter Communications Holdings LLC/Capital Corp.
0.00%, 1/15/11		203	(c)	156
9.625%, 11/15/09		110		83
10.25%, 1/15/10		269		201
10.75%, 10/1/09		15		12
Echostar DBS Corp.
6.375%, 10/1/11		300		299
Intelsat Bermuda Ltd.
7.805%, 1/15/12		350	(a)(b)	358
8.625%, 1/15/15		350	(a)	371
Kabel Deutschland GmbH
10.625%, 7/1/14		385	(a)	420
PanAmSat Corp.
9.00%, 8/15/14		52		57
PanAmSat Holding Corp.
0.00%, 11/1/14		450	(c)	312
Renaissance Media Group LLC
10.00%, 4/15/08	150)			149
Satelites Mexicanos S.A. de CV
10.125% (expired maturity)		335	(d)	179
Telenet Group Holding N.V.
0.00%, 6/15/14		420	(a)(c)	329
				3,848
Chemicals (6.8%)
Cognis Deutschland GmbH & Co. KG
6.895%, 11/15/13	EUR	335	(a)(b)	415
Equistar Chemicals LP/Equistar Funding Corp.
10.125%, 9/1/08		$270		294
10.625%, 5/1/11		135		150
Huntsman Advanced Materials LLC
11.00%, 7/15/10		125		142
Huntsman International LLC
10.125%, 7/1/09	EUR	68		86
10.125%, 7/1/09		$219		227
Innophos Investments Holdings, Inc.
11.268%, 2/15/15		168	(a)(b)	156
Innophos, Inc.
8.875%, 8/15/14		300	(a)	307
ISP Holdings, Inc.
10.625%, 12/15/09		452		488
Koppers, Inc.
9.875%, 10/15/13		95		103
Lyondell Chemical Co.
10.50%, 6/1/13		$130		$149
Millennium America, Inc.
7.00%, 11/15/06		90		92
9.25%, 6/15/08		185		201
Nalco Co.
7.75%, 11/15/11		120		128
8.875%, 11/15/13		450		485
Rhodia S.A.
8.875%, 6/1/11		315	(a)	305
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	105	(a)	129
10.625%, 5/15/11		$330		365
				4,222
Consumer Products (3.8%)
Amscan Holdings, Inc.
8.75%, 5/1/14		205		189
Levi Strauss & Co.
8.254%, 4/1/12		590	(b)	560
Oxford Industries, Inc.
8.875%, 6/1/11		130		140
Phillips-Van Heusen
7.25%, 2/15/11		725		765
Spectrum Brands, Inc.
7.375%, 2/1/15		150	(a)	146
8.50%, 10/1/13		445		467
Tempur-Pedic, Inc. and Tempur Production USA, Inc.
10.25%, 8/15/10		118		130
				2,397
Diversified Media (5.4%)
Advanstar Communications, Inc.
10.75%, 8/15/10		230		252
10.768%, 8/15/08		334	(b)	358
AMC Entertainment, Inc.
7.518%, 8/15/10		210	(a)(b)	218
CanWest Media, Inc.
8.00%, 9/15/12		503	(a)	532
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/12		147		177
Dex Media West LLC/Dex Media Finance Co.
9.875%, 8/15/13		219		251
Houghton Mifflin Co.
0.00%, 10/15/13		290	(c)	213
8.25%, 2/1/11		50		52
9.875%, 2/1/13		325		349
Interpublic Group of Cos., Inc.
5.40%, 11/15/09		110		105
6.25%, 11/15/14		135		127
Nebraska Book Co., Inc.
8.625%, 3/15/12		300		281
Primedia, Inc.
8.875%, 5/15/11		340		358

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

		Face
		Amount		Value
		(000)		(000)
Diversified Media (cont’d)
Vertis, Inc.
13.50%, 12/7/09		$170	(a)	$128
				3,401
Energy (7.8%)
CHC Helicopter Corp.
7.375%, 5/1/14		290	(a)	291
7.375%, 5/1/14		385		386
Chesapeake Energy Corp.
7.50%, 9/15/13		525		571
Citgo Petroleum Corp.
6.00%, 10/15/11		305		306
El Paso Production Holding Co.
7.75%, 6/1/13		600		644
Hanover Compressor Co.
8.625%, 12/15/10		85		90
9.00%, 6/1/14		150		161
Hanover Equipment Trust
8.50%, 9/1/08		155		162
8.75%, 9/1/11		145		155
Hilcorp Energy I LP/Hilcorp Finance Co.
10.50%, 9/1/10		440	(a)	488
Husky Oil Ltd.
8.90%, 8/15/28		325	(b)	361
Magnum Hunter Resources, Inc.
9.60%, 3/15/12		102		114
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14		270		282
Plains Exploration & Production Co.
7.125%, 6/15/14		200		215
Tesoro Corp.
9.625%, 4/1/12		160		178
Vintage Petroleum, Inc.
7.875%, 5/15/11		440		466
				4,870
Financial (0.8%)
Refco Finance Holdings LLC
9.00%, 8/1/12		495		527
Food and Drug (2.7%)
CA FM Lease Trust
8.50%, 7/15/17		225	(a)	258
Delhaize America, Inc.
8.125%, 4/15/11		435		490
Jean Coutu Group, Inc.
7.625%, 8/1/12		110		114
8.50%, 8/1/14		515		511
Rite Aid Corp.
8.125%, 5/1/10		315		326
				1,699
Food/Tobacco (2.6%)
Dole Food Co., Inc.
8.875%, 3/15/11		18		20
Michael Foods, Inc.
8.00%, 11/15/13		230		235
Pilgrim’s Pride Corp.
9.25%, 11/15/13		$145		$162
9.625%, 9/15/11		495		543
Smithfield Foods, Inc.
7.00%, 8/1/11		490		518
7.625%, 2/15/08		160		167
				1,645
Forest Products (6.7%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13		255		236
8.55%, 8/1/10		155		162
Georgia Pacific Corp.
8.875%, 2/1/10		900		1,026
Graham Packaging Co., Inc.
8.50%, 10/15/12		160	(a)	162
9.875%, 10/15/14		340	(a)	343
Graphic Packaging International Corp.
9.50%, 8/15/13		440		446
JSG Funding plc
10.125%, 10/1/12	EUR	192		243
Owens-Illinois, Inc.
7.35%, 5/15/08		$495		516
7.50%, 5/15/10		435		459
Pliant Corp.
13.00%, 6/1/10		311		253
Tembec Industries, Inc.
7.75%, 3/15/12		115		85
8.50%, 2/1/11		305		237
				4,168
Gaming/Leisure (6.0%)
Caesars Entertainment Corp.
7.00%, 4/15/13		150		167
9.375%, 2/15/07		230		248
Harrah’s Operating Co., Inc.
7.875%, 12/15/05		370		376
HMH Properties, Inc.
7.875%, 8/1/08		3		3
Host Marriott LP REIT
6.375%, 3/15/15		255	(a)	254
7.125%, 11/1/13		410		430
Isle of Capri Casinos, Inc.
7.00%, 3/1/14		440		444
MGM Mirage
6.00%, 10/1/09		1,190		1,202
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12		50		57
Station Casinos, Inc.
6.00%, 4/1/12		555		566
				3,747
Health Care (4.8%)
AmerisourceBergen Corp.
8.125%, 9/1/08		292		318
Community Health Systems, Inc.
6.50%, 12/15/12		255		261

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

		Face
		Amount		Value
		(000)		(000)
Health Care (cont’d)
DaVita, Inc.
6.625%, 3/15/13		$275	(a)	$285
DEL Laboratories, Inc.
8.00%, 2/1/12		145		126
Fisher Scientific International, Inc.
6.125%, 7/1/15		160	(a)	161
6.75%, 8/15/14		110		116
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08		450		471
MedCath Holdings Corp.
9.875%, 7/15/12		300		337
National Nephrology Associates, Inc.
9.00%, 11/1/11		55	(a)	62
Tenet Healthcare Corp.
7.375%, 2/1/13		120		119
9.875%, 7/1/14		145		156
VWR International, Inc.
6.875%, 4/15/12		150		149
8.00%, 4/15/14		180		172
Warner Chilcott Corp.
8.75%, 2/1/15		295	(a)	288
				3,021
Housing (5.4%)
Associated Materials, Inc.
0.00%, 3/1/14		895	(c)	573
Goodman Global Holding Co., Inc.
6.41%, 6/15/12		105	(a)(b)	104
7.875%, 12/15/12		495	(a)	460
Interface, Inc.
7.30%, 4/1/08		75		77
9.50%, 2/1/14		350		359
10.375%, 2/1/10		95		105
Nortek, Inc.
8.50%, 9/1/14		445		416
NTK Holdings, Inc.
6.97%, 3/1/14		420	(a)(c)	199
Ply Gem Industries, Inc.
9.00%, 2/15/12		185		157
RMCC Acquisition Co.
9.50%, 11/1/12		330	(a)	317
Technical Olympic USA, Inc.
7.50%, 1/15/15		100		91
9.00%, 7/1/10		295		305
10.375%, 7/1/12		220		231
				3,394
Information Technology (3.0%)
Iron Mountain, Inc.
7.75%, 1/15/15		186		188
8.625%, 4/1/13		635		660
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		325		305
Nortel Networks Ltd.
6.125%, 2/15/06		325		329
Rhythms NetConnections, Inc.
13.50%, 5/15/08		$844	(d)(e)	$—	@
14.00%, 2/15/10		481	(d)(e)	—	@
Sanmina-SCI Corp.
6.75%, 3/1/13		415	(a)	398
				1,880
Manufacturing (3.8%)
Flowserve Corp.
12.25%, 8/15/10		230		250
Hexcel Corp.
6.75%, 2/1/15		280	(a)(d)	281
Johnsondiversey, Inc.
9.625%, 5/15/12	EUR	112		133
9.625%, 5/15/12		$244		249
Manitowoc Co., Inc. (The)
10.375%, 5/15/11	EUR	304		408
10.50%, 8/1/12		$49		56
NMHG Holding Co.
10.00%, 5/15/09		372		392
Propex Fabrics, Inc.
10.00%, 12/1/12		255		244
Trimas Corp.
9.875%, 6/15/12		441		372
				2,385
Metals (2.2%)
Foundation PA Coal Co.
7.25%, 8/1/14		105		111
General Cable Corp.
9.50%, 11/15/10		145		156
Glencore Nickel Property Ltd.
9.00%, 12/1/14		110	(e)	—	@
Murrin Murrin Holding Ltd.
9.375%, 8/31/07		730	(d)(e)	—	@
Novelis, Inc.
7.25%, 2/15/15		275	(a)	277
Republic Technologies International LLC/RTI Capital Corp.
13.75%, 7/15/09		315	(d)(e)	—	@
SGL Carbon Luxembourg S.A.
8.50%, 2/1/12	EUR	165	(a)	220
Ucar Finance, Inc.
10.25%, 2/15/12		$277		293
United States Steel Corp.
9.75%, 5/15/10		315		342
				1,399
Retail (1.6%)
Brown Shoe Co., Inc.
8.75%, 5/1/12		260	(a)(d)	272
General Nutrition Centers, Inc.
8.50%, 12/1/10		350		282
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12		440		444
				998

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

		Face
		Amount		Value
		(000)		(000)
Service (2.6%)
Allied Waste North America
7.875%, 4/15/13		$285		$293
8.50%, 12/1/08		150		158
8.875%, 4/1/08		295		311
Buhrmann US, Inc.
7.875%, 3/1/15		120	(a)	118
8.25%, 7/1/14		370		372
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.
7.375%, 9/1/10		270		278
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
8.50%, 9/1/10		55		58
Waste Management, Inc.- Old
7.65%, 3/15/11		5		6
				1,594
Telecommunications (2.7%)
AXtel S.A.
11.00%, 12/15/13		420		460
Esprit Telecom Group
11.00%, 6/15/08	DEM	307	(e)	—	@
Exodus Communications, Inc.
11.625%, 7/15/10		$436	(d)(e)	—	@
Qwest Communications International, Inc.
7.268%, 2/15/09		325	(a)(b)	321
Qwest Corp.
5.625%, 11/15/08		100		99
Qwest Services Corp.
13.50%, 12/15/10		590		684
14.00%, 12/15/14		115		140
				1,704
Transportation (6.1%)
Amsted Industries, Inc.
10.25%, 10/15/11		475	(a)	516
ArvinMeritor, Inc.
8.75%, 3/1/12		140		147
Autonation, Inc.
9.00%, 8/1/08		281		308
Commercial Vehicle Group, Inc.
8.00%, 7/1/13		90		92
General Motors Acceptance Corp.
6.875%, 9/15/11 - 8/28/12		530		486
Laidlaw International, Inc.
10.75%, 6/15/11		380		445
Lear Corp.
8.11%, 5/15/09		150		155
Meritor Automotive, Inc.
6.80%, 2/15/09		175		174
Sonic Automotive, Inc.
8.625%, 8/15/13		1,000		1,015
TRW Automotive, Inc.
9.375%, 2/15/13		402		447
				3,785
Utilities (8.0%)
AES Corp.
7.75%, 3/1/14		$240		$262
8.875%, 2/15/11		30		34
9.00%, 5/15/15		285	(a)	321
9.375%, 9/15/10		40		45
Allegheny Energy, Inc.
7.75%, 8/1/05		185		186
CMS Energy Corp.
7.50%, 1/15/09		105		111
8.50%, 4/15/11		360		403
Dynegy Holdings, Inc.
6.875%, 4/1/11		320		317
9.875%, 7/15/10		280	(a)	311
Ipalco Enterprises, Inc.
8.625%, 11/14/11		85		96
Monongahela Power Co.
5.00%, 10/1/06		265		267
Nevada Power Co.
8.25%, 6/1/11		210		238
9.00%, 8/15/13		280		316
Northwest Pipeline Corp.
8.125%, 3/1/10		55		60
Ormat Funding Corp.
8.25%, 12/30/20		476		483
PSEG Energy Holdings LLC
7.75%, 4/16/07		55		57
8.625%, 2/15/08		233		248
Reliant Energy, Inc.
6.75%, 12/15/14		370		364
Southern Natural Gas Co.
8.875%, 3/15/10		110		121
TNP Enterprises, Inc.
10.25%, 4/1/10		100		106
Williams Cos., Inc.
7.875%, 9/1/21		590		674
				5,020
Wireless Communications (3.1%)
American Tower Corp.
7.125%, 10/15/12		240		255
7.50%, 5/1/12		230		247
Rogers Wireless Communications, Inc.
7.50%, 3/15/15		215		235
Rural Cellular Corp.
7.91%, 3/15/10		190	(b)	196
SBA Communications Corp.
8.50%, 12/1/12		240		260
SBA Telecommunications Inc./SBA Communications Corp.
0.00%, 12/15/11		455	(c)	421
UbiquiTel Operating Co.
9.875%, 3/1/11		310		342
				1,956
Total Fixed Income Securities (Cost $58,628)				58,629

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Shares		Value (000)
Common Stock (0.0%)
Broadcasting (0.0%)
Paxson Communications Corp.	90,956	(a)(f)	$6
Paxson Communications Corp.	125,350	(f)	8
			14
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	329	(f)	—	@

Total Common Stocks (Cost $573)			14
Preferred Stock (1.0%)
Broadcasting (0.1%)
Paxson Communications Corp., PIK, 9.75% (Convertible)	1	(a)	4
Paxson Communications Corp., PIK, 14.25%	11		71
			75
Utilities (0.9%)
TNP Enterprises, Inc., PIK 14.5%	496		561
Total Preferred Stocks (Cost $273)			636

	No. of
	Warrants
Warrants (0.0%)
Utilities (0.0%)
SW Acquisition LP, expiring 4/01/11
(Cost $3)	570	(a)(e)(f)	14

	Face
	Amount
	(000)
Short-Term Investment (2.7%)
Repurchase Agreement (2.7%)
J.P. Morgan Securities, Inc., 3.40%,
dated 6/30/05, due 7/1/05,
repurchase price $1,658
(Cost $1,658)	$1,658	(g)	1,658
Total Investments (97.4%) (Cost $61,135)			60,951
Other Assets in Excess of Liabilities (2.6%)			1,638
Net Assets (100%)			$62,589

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2005.
(c)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.
(d)	Security is in default.
(e)	Security was valued at fair value — At June 30, 2005, the Portfolio held $14,000 of fair valued securities, representing less than 0.05% of net assets.
(f)	Non-income producing security.
(g)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
DEM	German Mark
EUR	Euro
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	213	$257	7/5/05	USD	256	$256	$(1)
EUR	775	939	7/26/05	USD	1,016	1,016	77
EUR	1,076	1,303	7/26/05	USD	1,409	1,409	106
EUR	785	951	7/26/05	USD	1,029	1,029	78
USD	97	97	7/26/05	EUR	75	91	(6)
USD	254	254	7/26/05	EUR	200	242	(12)
USD	88	88	7/26/05	EUR	70	85	(3)
USD	92	92	7/26/05	EUR	75	91	(1)
USD	198	198	7/26/05	EUR	163	197	(1)
USD	257	257	7/26/05	EUR	213	258	1
		$4,436				$4,674	$238

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry as a percentage of total investments.

*                 Industries which do not appear in the top 10 industries, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities

June 30, 2005
(000)
Assets:
Investments, at Value (Cost $61,135)	$60,951
Interest Receivable	1,213
Receivable for Investments Sold	999
Unrealized Appreciation on Foreign Currency Exchange Contracts	262
Receivable for Portfolio Shares Sold	8
Other Assets	1
Total Assets	63,434
Liabilities:
Payable for Investments Purchased	633
Bank Overdraft Payable	64
Investment Advisory Fees Payable	55
Unrealized Depreciation on Foreign Currency Exchange Contracts	24
Administration Fees Payable	13
Payable for Portfolio Shares Redeemed	7
Custodian Fees Payable	4
Directors’ Fees and Expenses Payable	1
Other Liabilities	44
Total Liabilities	845
NET ASSETS	$62,589
Net Assets Consist of:
Paid-in Capital	$80,720
Undistributed (Distributions in Excess of) Net Investment Income	6,436
Accumulated Net Realized Gain (Loss)	(24,620)
Unrealized Appreciation (Depreciation) on:
Investments	(184)
Foreign Currency Exchange Contracts and Translations	237
Net Assets	$62,589
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,610,924 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.27

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

High Yield Portfolio

Statement of Operations

Six Months Ended
June 30, 2005
(000)
Investment Income:
Interest	$2,549
Expenses:
Investment Advisory Fees (Note B)	142
Administration Fees (Note C)	78
Shareholder Reporting Fees	35
Professional Fees	10
Custodian Fees (Note D)	6
Other	4
Total Expenses	275
Investment Advisory Fees Waived (Note B)	(20)
Expense Offset (Note D)	— @
Net Expenses	255
Net Investment Income	2,294
Realized Gain (Loss) on:
Investments Sold	(188)
Foreign Currency Transactions	(20)
Net Realized Gain (Loss)	(208)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,891)
Foreign Currency Exchange Contracts and Translations	499
Net Change in Unrealized Appreciation (Depreciation)	(2,392)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(2,600)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(306)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

High Yield Portfolio

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2005	Year Ended
	(unaudited)	December 31, 2004
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$2,294	$4,652
Net Realized Gain (Loss)	(208)	1,453
Net Change in Unrealized Appreciation (Depreciation)	(2,392)	(299)
Net Increase (Decrease) in Net Assets Resulting from Operations	(306)	5,806
Distributions from and/or in Excess of:
Net Investment Income	—	(3,863)
Capital Share Transactions:(1)
Subscriptions	11,486	15,668
Distributions Reinvested	—	3,863
Redemptions	(12,643)	(17,444)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,157)	2,087
Total Increase (Decrease) in Net Assets	(1,463)	4,030
Net Assets:
Beginning of Period	64,052	60,022
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $6,436 and $4,142, Respectively)	$62,589	$64,052

(1) Capital Share Transactions:
Shares Subscribed	1,572	2,204
Shares Issued on Distributions Reinvested	—	573
Shares Redeemed	(1,759)	(2,451)
Net Increase (Decrease) in Capital Shares Outstanding	(187)	326

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Financial Highlights

High Yield Portfolio

	Six Months Ended June 30, 2005		Year Ended December 31,
	(unaudited)		2004	2003	2002	2001	2000
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$7.28		$7.08	$5.64	$6.73	$7.96	$10.24
Income (Loss) from Investment Operations
Net Investment Income	0.26	#	0.51 #	0.50 #	0.57 #	0.87	1.10
Net Realized and Unrealized Gain (Loss)	(0.27)		0.14	0.94	(1.05)	(1.24)	(2.18)
Total from Investment Operations	(0.01)		0.65	1.44	(0.48)	(0.37)	(1.08)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.45)	—	(0.60)	(0.86)	(1.20)
Return of Capital	—		—	—	(0.01)	—	—
Total Distributions	—		(0.45)	—	(0.61)	(0.86)	(1.20)
Net Asset Value, End of Period	$7.27		$7.28	$7.08	$5.64	$6.73	$7.96
Total Return ±	(0.14	)%††	9.49%	25.71%	(7.13)%	(4.61)%	(10.59)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$62,589		$64,052	$60,022	$41,352	$52,422	$53,670
Ratio of Expenses to Average Net Assets(1)	0.80	%**	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets(1)	7.20	%**	7.24%	7.79%	8.95%	10.78%	11.10%
Portfolio Turnover Rate	37	%††	58%	63%	73%	47%	37%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.80	%**	N/A	N/A	N/A	N/A	N/A
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	0.86	%**	0.90%	1.02%	0.99%	0.83%	1.04%
Net Investment Income to Average Net Assets	7.14	%**	7.14%	7.57%	8.76%	10.75%	10.86%

**	Annualized
#	Per share amount is based on average shares outstanding
††	Not annualized
±	Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account.
If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the High Yield Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2.              Repurchase Agreements: The Portfolios may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investment transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2005 the net assets of the Portfolio were partially comprised of foreign denominated securities. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

4.              Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.              Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

6.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets. Effective June 1, 2005, the Board of Directors of the Fund approved amending and restating the investment advisory agreement with MS Investment Management to reduce the fee, paid quarterly, to the annual rate based on daily net assets as follows:

First	Next	Next	Next	Next	More
$500	$250	$250	$1	$1	than $3
million	million	million	billion	billion	billion
0.42%	0.345%	0.295%	0.27%	0.245%	0.22%

Prior to June 1, 2005, the annual rate was 0.45% of the portion of the daily net assets not exceeding $1.5 billion and 0.40% of the portion of daily net assets in excess of $1.5 billion.

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.80%. For the six months ended June 30, 2005, this waiver amounted to $20,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.

D. Custodian Fees: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses.  These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2004 and 2003 was as follows:

2004 Distributions Paid From:		2003 Distributions Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$3,863	$—	$—	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to differing treatments of gains and losses related to foreign currency transactions and principal payments from mortgage-related securities.

At December 31, 2004, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$4,737	$—

At June 30, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$61,135	$3,054	$(3,238)	$(184)

At December 31, 2004, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $24,050,000 of which $772,000 will expire on December 31, 2008, $1,274,000 will expire on December 31, 2009, $9,829,000 will expire on December 31, 2010, $12,175,000 will expire on December 31, 2011.

During the year ended December 31, 2004, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $503,000.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

G. Other: For the six months ended June 30, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $23,047,000 and $22,716,000, respectively. For the six months ended June 30, 2005, there were no purchases and sales of long-term U.S. Government securities.

At June 30, 2005, a substantial portion of the Portfolio’s investments consist of high yield securities rated below investment grade. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than the higher-rated securities. These investments are often traded by one market maker who may also be utilized by the Portfolio to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the Portfolio of Investments and the differences could be material.

At June 30, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 77.9%.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Director and Officer Information

Directors

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Charles A. Fiumefreddo

James F. Higgins

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank

270 Park Avenue

New York, New York 10017

Officers

Mitchell M. Merin

President

Ronald E. Robison

Executive Vice President and Principal Executive Officer

Joseph J. McAlinden

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang

Vice President

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Money Market Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Expense Example

Money Market Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2005	June 30, 2005	January 1, 2005 — June 30, 2005

Actual	$1,000.00	$1,010.60	$2.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.07	2.76

*      Expenses are equal to Portfolio’s annualized net expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading.  The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for all three periods.  The Board considered that performance had improved in the last year from the two prior periods and discussed with the Adviser the reasons for the improved performance.  The Board concluded that the Portfolio’s performance was improving and can reasonably be expected to be competitive with that of its performance peer group.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was higher than the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio. The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board considered that in order to reduce the management fee and total expense ratio, the Adviser was waiving part of its management fee and was maintaining a cap of 0.55% of the Portfolio’s assets on all expenses of the Portfolio, excluding brokerage commissions but including the management fee. The Board concluded that, with the fee waiver and expense cap in effect, the Portfolio’s management fee and total expense ratio were not excessive.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and concluded that the fee, compared to the Portfolio’s expense peer group, was sufficiently low that the Board did not need to consider adding breakpoints at this time.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser.  The Board concluded that the float benefits were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”).  The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Portfolio of Investments

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Discount Notes (77.0%)
U.S. Government & Agency Securities (77.0%)
Federal Farm Credit Bank
3.01%, 7/8/05	$1,850	$1,849
Federal Home Loan Bank
3.05%, 7/6/05	1,000	999
Federal Home Loan Mortgage Corporation
3.15%, 7/19/05	1,250	1,248
Federal National Mortgage Association
3.17%, 7/13/05	1,000	999
Total Discount Notes (Cost $5,095)		5,095
Repurchase Agreement (22.9%)
Bear Stearns Co., 3.45%, dated 6/30/05, due 7/25/05, repurchase price $1,524; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgage, 4.084%, due 9/1/33, valued at $1,551 (Cost $1,520)	1,520	1,520
Total Investments (99.9%) (Cost $6,615)		6,615
Other Assets in Excess of Liabilities (0.1%)		5
Net Assets (100%)		$6,620

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Money Market Portfolio

Statement of Assets and Liabilities

June 30, 2005 (000)
Assets:
Investments, at Value (Cost $6,615) — Including Repurchase Agreements of $1,520	$6,615
Cash	27
Due from Adviser	3
Receivable for Portfolio Shares Sold	2
Total Assets	6,647
Liabilities:
Payable for Dividends Declared	7
Payable for Portfolio Shares Redeemed	1
Administration Fees Payable	1
Directors’ Fees and Expenses Payable	1
Custodian Fees Payable	1
Other Liabilities	16
Total Liabilities	27
NET ASSETS	$6,620
Net Assets Consist of:
Paid-in Capital	$6,620
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,621,684 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$1.00

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Money Market Portfolio

Statement of Operations

Six Months Ended
June 30, 2005
(unaudited)
(000)
Investment Income:
Interest	$89
Expenses:
Investment Advisory Fees (Note B)	10
Professional Fees	9
Administration Fees (Note C)	6
Shareholder Reporting Fees	6
Custodian Fees (Note D)	3
Other	2
Total Expenses	36
Investment Advisory Fees Waived (Note B)	(10)
Expenses Reimbursed by Adviser (Note B)	(7)
Expense Offset (Note D)	(1)
Net Expenses	18
Net Investment Income (Loss)	$71

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2005	Year Ended
	(unaudited)	December 31, 2004
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$71	$48
Distributions from and/or in Excess of:
Net Investment Income	(71)	(48)
Capital Share Transactions:(1)
Subscriptions	8,168	10,521
Distributions Reinvested	68	44
Redemptions	(7,327)	(37,872)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	909	(27,307)
Total Increase (Decrease) in Net Assets	909	(27,307)
Net Assets:
Beginning of Period	5,711	3
End of Period	$6,620	$5,711

(1) Capital Share Transactions:
Shares Subscribed	8,168	10,521
Shares Issued on Distributions Reinvested	68	44
Shares Redeemed	(7,327)	(37,872)
Net Increase (Decrease) in Capital Shares Outstanding	909	(27,307)

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005

Financial Highlights

Money Market Portfolio

	Six Months Ended June 30, 2005		Year Ended December 31,
	(unaudited)		2004	2003	2002	2001	2000
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income (Loss) from Investment Operations
Net Investment Income	0.011		0.008	0.005	0.012	0.035	0.058
Net Realized and Unrealized Gain (Loss)	—		—	—	—	0.000 †	—
Total from Investment Operations	0.011		0.008	0.005	0.012	0.035	0.058
Distributions from:
Net Investment Income	(0.011)		(0.008)	(0.005)	(0.012)	(0.035)	(0.058)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	1.06	%††	0.78%	0.55%	1.25%	3.50%	6.01%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,620		$5,711	$33,018	$60,112	$58,646	$106,978
Ratio of Expenses to Average Net Assets(1)	0.58	%**	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	2.12	%**	0.75%	0.58%	1.13%	3.86%	5.85%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.55	%**	N/A	N/A	N/A	N/A	N/A
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.05	%**	1.32%	0.67%	0.66%	0.64%	0.67%
Net Investment Income (Loss) to Average Net Assets	1.62	%**	(0.02)%	0.46%	1.02%	3.77%	5.74%

†	Amount is less than $0.0005 per share.
**	Annualized
††	Not annualized

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Money Market Portfolio. The Portfolio seeks to maximize current income and preserve capital while maintaining high levels of liquidity. Investments in shares of the Portfolio are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. The Portfolio is expected to maintain a net asset value of $1.00 per share. There can be no assurance, however, that the Portfolio will be successful in maintaining a net asset value of $1.00 per share.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.   Security Valuation: Securities owned by the Money Market Portfolio are stated at amortized cost which approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.   Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.   Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Distributions from the Portfolio is recorded on the ex-dividend date. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500
First $500	million to	More than
million	$1 billion	$1 billion
0.30%	0.25%	0.20%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.55%. For the six months ended June 30, 2005, this waiver and reimbursement amounted to $10,000 and $7,000, respectively.

Morgan Stanley Investment Advisors, Inc. (the “Sub-Adviser” or “MSIA”) a wholly-owned subsidiary of Morgan Stanley, serves as investment Sub-Adviser for the Portfolio on a day-to-day basis. MSIA selects, buys and sells securities for the Portfolio under supervision of the Adviser. The Adviser pays the

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.

D. Custodian Fees: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses.  These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The tax character of distributions paid during 2004 and 2003 was as follows:

2004 Distributions		2003 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$48	$—	$375	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2004, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$2	$—

At June 30, 2005, cost for U.S. Federal income tax purposes of the investments of the Portfolio was approximately $6,615,000.

G. Other: At June 30, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 96.2%.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2005 (unaudited)

Director and Officer Information

Directors

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Charles A. Fiumefreddo

James F. Higgins

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank

270 Park Avenue

New York, New York 10017

Officers

Mitchell M. Merin

President

Ronald E. Robison

Executive Vice President and Principal Executive Officer

Joseph J. McAlinden

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang

Vice President

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

10

Item 2. Code of Ethics.

Not applicable for Semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-annual reports

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Closed-End Fund Repurchases

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11 - Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics Not applicable for Semi-annual reports

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Universal Institutional Funds, Inc.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date:	August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date:	August 23, 2005

By:	/s/ James W. Garrett
Name: James W. Garrett
Title: Principal Financial Officer
Date:	August 23, 2005